[logo - American Funds(r)]

Prospectus Supplement                                       January 1, 2005

For the following funds with prospectuses dated
February 1, 2004 - December 1, 2004

AMCAP Fund, Inc.
American Balanced Fund, Inc.
American High-Income Municipal Bond Fund, Inc.
American High-Income Trust
The Bond Fund of America, Inc.
Capital World Bond Fund, Inc.
Capital World Growth and Income Fund, Inc.
The Cash Management Trust of America
EuroPacific Growth Fund
Fundamental Investors, Inc.
The Growth Fund of America, Inc.
The Income Fund of America, Inc.
Intermediate Bond Fund of America
The Investment Company of America
Limited Term Tax-Exempt Bond Fund of America
The New Economy Fund
New Perspective Fund, Inc.
SMALLCAP World Fund, Inc.
The Tax-Exempt Bond Fund of America, Inc.
The Tax-Exempt Fund of California
The Tax-Exempt Fund of Maryland
The Tax-Exempt Fund of Virginia
The Tax-Exempt Money Fund of America
U.S. Government Securities Fund
The U.S. Treasury Money Fund of America
Washington Mutual Investors Fund, Inc.



Items 1, 2 and 3 below apply to the Prospectuses and, where available, to the Retirement Plan Prospectuses of the funds.

 1. Beginning January 12, 2005, the "Purchase and exchange of shares" section of the Prospectus and the "Purchase, exchange and sale of shares" section of the Retirement Plan Prospectus are amended to include the following:


FREQUENT TRADING OF FUND SHARES

The fund and American Funds Distributors, the fund's distributor, reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the securities markets. Accordingly, purchases, including those that are part of exchange activity, that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund may be rejected. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund's portfolio, resulting in dilution of the value of the shares held by long-term shareholders.


The fund's Board of Directors/Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares. Under a new "purchase blocking policy," beginning on January 12, 2005, any American Funds shareholder redeeming shares (including redemptions that are part of an exchange transaction) having a value of $5,000 or more from an American Fund (other than an American Funds money market fund) will be precluded from investing in that fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. This prohibition will not apply to redemptions by shareholders whose shares are held on the books of third-party intermediaries that have not adopted procedures to implement this policy. American Funds Service Company will work with intermediaries to develop such procedures, at which time shareholders whose accounts are on the books of intermediaries that have adopted such procedures will be subject to this general purchase blocking policy. Certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as systematic redemptions and purchases where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase, purchases and redemptions of shares having a value of less than $5,000, retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper's system, and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA re-characterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions. The statement of additional information contains more information about how American Funds Service Company may address other potentially abusive trading activity in the American Funds.


                     PLEASE READ REVERSE SIDE FOR IMPORTANT
                   information Keep this Supplement with your
                  Prospectus and/or Retirement Plan Prospectus

 2. Beginning January 12, 2005, the paragraph regarding the right of reinvestment (which describes how you can reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in other American Funds within 90 days after the date of the redemption or distribution) in the "How to sell shares" section of the Prospectus and the "Purchase, exchange and sale of shares" section of the Retirement Plan Prospectus is amended to include the following sentence at the end of the paragraph:


You may not reinvest proceeds in the American Funds as described in this paragraph if the reinvestment otherwise triggers a purchase block as described under "Frequent trading of fund shares."


 3. Beginning February 1, 2005, the last bullet point under "Class A purchases not subject to sales charges" of the "Sales charges" section is deleted. Additionally, the "Individual Retirement Account (IRA) rollovers" section is amended in its entirety to read as follows:

ROLLOVERS FROM RETIREMENT PLANS TO IRAS

Assets from a retirement plan may be invested in Class A, B, C or F shares of the American Funds through an IRA rollover. Rollover investments to Class A shares from retirement plans will be subject to applicable sales charges. Transfers to IRAs that are attributable to American Funds investments held in SIMPLE IRAs, SEPs or SARSEPs will not be subject to a sales charge if invested in Class A shares. Rollover investments to Class B, C or F shares will be subject to the terms and conditions generally applicable to investments in these share classes as described in the prospectus and statement of additional information.

Item 4 below applies only to the Prospectuses of the funds (not to Retirement Plan Prospectuses). Prospectuses are available in English and are not currently translated into other languages.

 4. Beginning January 1, 2005, the Summary of the Primary Differences Among Share Classes table in the "Choosing a share class" section is amended to reflect a $50,000 purchase maximum for Class B shares. Additionally, "Purchase minimums and maximums" in the "Purchase and exchange of shares"
     section is amended to reflect the following:


PURCHASE MINIMUMS AND MAXIMUMS

                                        The Cash Management Trust of America;    The Tax-Exempt Fund of California;  All other
                                        The Tax-Exempt Money Fund of America;    The Tax-Exempt Fund of Virginia;    American Funds
                                        The U.S. Treasury Money Fund of America  The Tax-Exempt Fund of Maryland
PURCHASE MINIMUMS FOR
ALL CLASSES OF SHARES

To establish an account                               $1,000                                $1,000                      $250
(if applicable, including retirement
plan and CollegeAmerica accounts)

 With an automatic investment plan                    $1,000                                  $50                       $50

 If applicable, for a retirement plan account          $25                              Not applicable                  $25
 through payroll deduction or an
 employer-sponsored CollegeAmerica account

To add to an account                                   $50                                    $50                       $50

 If applicable, for a retirement plan account          $25                              Not applicable                  $25
  through payroll deduction or an
  employer-sponsored CollegeAmerica account

PURCHASE MAXIMUM PER TRANSACTION                     $50,000                                $50,000                   $50,000
FOR CLASS B SHARES

PURCHASE MAXIMUM PER TRANSACTION                     $500,000                              $500,000                   $500,000
FOR CLASS C SHARES



Due to the current maximum contribution limit for a CollegeAmerica account, the effective purchase maximums for Class 529-A, 529-C, 529-E and 529-F shares are each $250,000. See the CollegeAmerica Program Description for more information. You are not eligible to purchase Class B, 529-B, C or 529-C shares once your aggregate holdings in all American Funds share classes reach $100,000 in the case of Class B and 529-B shares and $1,000,000 in the case of Class C and 529-C shares. See "Sales charge reductions and waivers" below and the statement of additional information for more information regarding aggregation of accounts and accumulation of holdings.




Lit. No. MFGEBS-606-1204P Litho in USA CGD/CG/9335-S3449

THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE
PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR
AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS
FOR THE FUND.


/s/ PATRICK F. QUAN
    PATRICK F. QUAN
    SECRETARY

[logo - American Funds(r)]

Prospectus Supplement                                       January 1, 2005

For the following funds with prospectuses dated
February 1, 2004 - December 1, 2004

AMCAP Fund, Inc.
American Balanced Fund, Inc.
American High-Income Municipal Bond Fund, Inc.
American High-Income Trust
The Bond Fund of America, Inc.
Capital World Bond Fund, Inc.
Capital World Growth and Income Fund, Inc.
The Cash Management Trust of America
EuroPacific Growth Fund
Fundamental Investors, Inc.
The Growth Fund of America, Inc.
The Income Fund of America, Inc.
Intermediate Bond Fund of America
The Investment Company of America
Limited Term Tax-Exempt Bond Fund of America
The New Economy Fund
New Perspective Fund, Inc.
SMALLCAP World Fund, Inc.
The Tax-Exempt Bond Fund of America, Inc.
The Tax-Exempt Fund of California
The Tax-Exempt Fund of Maryland
The Tax-Exempt Fund of Virginia
The Tax-Exempt Money Fund of America
U.S. Government Securities Fund
The U.S. Treasury Money Fund of America
Washington Mutual Investors Fund, Inc.



Items 1, 2 and 3 below apply to the Prospectuses and, where available, to the Retirement Plan Prospectuses of the funds.

 1. Beginning January 12, 2005, the "Purchase and exchange of shares" section of the Prospectus and the "Purchase, exchange and sale of shares" section of the Retirement Plan Prospectus are amended to include the following:


FREQUENT TRADING OF FUND SHARES

The fund and American Funds Distributors, the fund's distributor, reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the securities markets. Accordingly, purchases, including those that are part of exchange activity, that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund may be rejected. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund's portfolio, resulting in dilution of the value of the shares held by long-term shareholders.


The fund's Board of Directors/Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares. Under a new "purchase blocking policy," beginning on January 12, 2005, any American Funds shareholder redeeming shares (including redemptions that are part of an exchange transaction) having a value of $5,000 or more from an American Fund (other than an American Funds money market fund) will be precluded from investing in that fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. This prohibition will not apply to redemptions by shareholders whose shares are held on the books of third-party intermediaries that have not adopted procedures to implement this policy. American Funds Service Company will work with intermediaries to develop such procedures, at which time shareholders whose accounts are on the books of intermediaries that have adopted such procedures will be subject to this general purchase blocking policy. Certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as systematic redemptions and purchases where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase, purchases and redemptions of shares having a value of less than $5,000, retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper's system, and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA re-characterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions. The statement of additional information contains more information about how American Funds Service Company may address other potentially abusive trading activity in the American Funds.


                     PLEASE READ REVERSE SIDE FOR IMPORTANT
                   information Keep this Supplement with your
                  Prospectus and/or Retirement Plan Prospectus

 2. Beginning January 12, 2005, the paragraph regarding the right of reinvestment (which describes how you can reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in other American Funds within 90 days after the date of the redemption or distribution) in the "How to sell shares" section of the Prospectus and the "Purchase, exchange and sale of shares" section of the Retirement Plan Prospectus is amended to include the following sentence at the end of the paragraph:


You may not reinvest proceeds in the American Funds as described in this paragraph if the reinvestment otherwise triggers a purchase block as described under "Frequent trading of fund shares."


 3. Beginning February 1, 2005, the last bullet point under "Class A purchases not subject to sales charges" of the "Sales charges" section is deleted. Additionally, the "Individual Retirement Account (IRA) rollovers" section is amended in its entirety to read as follows:

ROLLOVERS FROM RETIREMENT PLANS TO IRAS

Assets from a retirement plan may be invested in Class A, B, C or F shares of the American Funds through an IRA rollover. Rollover investments to Class A shares from retirement plans will be subject to applicable sales charges. Transfers to IRAs that are attributable to American Funds investments held in SIMPLE IRAs, SEPs or SARSEPs will not be subject to a sales charge if invested in Class A shares. Rollover investments to Class B, C or F shares will be subject to the terms and conditions generally applicable to investments in these share classes as described in the prospectus and statement of additional information.

Item 4 below applies only to the Prospectuses of the funds (not to Retirement Plan Prospectuses). Prospectuses are available in English and are not currently translated into other languages.

 4. Beginning January 1, 2005, the Summary of the Primary Differences Among Share Classes table in the "Choosing a share class" section is amended to reflect a $50,000 purchase maximum for Class B shares. Additionally, "Purchase minimums and maximums" in the "Purchase and exchange of shares"
     section is amended to reflect the following:


PURCHASE MINIMUMS AND MAXIMUMS

                                        The Cash Management Trust of America;    The Tax-Exempt Fund of California;  All other
                                        The Tax-Exempt Money Fund of America;    The Tax-Exempt Fund of Virginia;    American Funds
                                        The U.S. Treasury Money Fund of America  The Tax-Exempt Fund of Maryland
PURCHASE MINIMUMS FOR
ALL CLASSES OF SHARES

To establish an account                               $1,000                                $1,000                      $250
(if applicable, including retirement
plan and CollegeAmerica accounts)

 With an automatic investment plan                    $1,000                                  $50                       $50

 If applicable, for a retirement plan account          $25                              Not applicable                  $25
 through payroll deduction or an
 employer-sponsored CollegeAmerica account

To add to an account                                   $50                                    $50                       $50

 If applicable, for a retirement plan account          $25                              Not applicable                  $25
  through payroll deduction or an
  employer-sponsored CollegeAmerica account

PURCHASE MAXIMUM PER TRANSACTION                     $50,000                                $50,000                   $50,000
FOR CLASS B SHARES

PURCHASE MAXIMUM PER TRANSACTION                     $500,000                              $500,000                   $500,000
FOR CLASS C SHARES



Due to the current maximum contribution limit for a CollegeAmerica account, the effective purchase maximums for Class 529-A, 529-C, 529-E and 529-F shares are each $250,000. See the CollegeAmerica Program Description for more information. You are not eligible to purchase Class B, 529-B, C or 529-C shares once your aggregate holdings in all American Funds share classes reach $100,000 in the case of Class B and 529-B shares and $1,000,000 in the case of Class C and 529-C shares. See "Sales charge reductions and waivers" below and the statement of additional information for more information regarding aggregation of accounts and accumulation of holdings.




Lit. No. MFGEBS-606-1204P Litho in USA CGD/CG/9335-S3449

                        THE INCOME FUND OF AMERICA, INC.

                                     Part B
                      Statement of Additional Information

                                October 1, 2004

                     (as supplemented January 1, 2005)


This document is not a prospectus but should be read in conjunction with the current prospectus or retirement plan prospectus of The Income Fund of America, Inc. (the "fund" or "IFA") dated October 1, 2004. You may obtain a prospectus from your financial adviser or by writing to the fund at the following address:

                        The Income Fund of America, Inc.
                              Attention: Secretary
                                   One Market
                           Steuart Tower, Suite 1800
                        San Francisco, California 94120
                                  415/421-9360

Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them. They should contact their employers for details.


                               TABLE OF CONTENTS



Item                                                                  Page no.
----                                                                  --------
Certain investment limitations and guidelines . . . . . . . . . . .        2
Description of certain securities and investment techniques . . . .        2
Fundamental policies and investment restrictions. . . . . . . . . .        8
Management of the fund  . . . . . . . . . . . . . . . . . . . . . .       11
Execution of portfolio transactions . . . . . . . . . . . . . . . .       29
Price of shares . . . . . . . . . . . . . . . . . . . . . . . . . .       30
Taxes and distributions . . . . . . . . . . . . . . . . . . . . . .       32
Purchase and exchange of shares . . . . . . . . . . . . . . . . . .       37
Sales charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       39
Sales charge reductions and waivers . . . . . . . . . . . . . . . .       41
Selling shares. . . . . . . . . . . . . . . . . . . . . . . . . . .       45
Shareholder account services and privileges . . . . . . . . . . . .       45
General information . . . . . . . . . . . . . . . . . . . . . . . .       48
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       53
Financial statements




                      The Income Fund of America -- Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered AT THE TIME OF PURCHASE, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.


OBJECTIVE

..    The fund will invest at least 65% of its assets in income-producing securities.

EQUITY SECURITIES

..    The fund will generally invest at least 60% of its assets in equity securities. However, the composition of the fund's investments in equity, debt and cash or money market instruments may vary substantially depending on various factors, including market conditions. At times the fund may be substantially invested in equity or debt securities (i.e., more than 60%) or may be solely invested in equity or debt securities (i.e., 100%).

DEBT SECURITIES

..    The fund may invest up to 20% of its assets in straight debt securities
     (i.e., debt securities that do not have equity conversion or purchase rights) rated BB or below by Standard & Poor's Corporation (S&P) and Ba or below by Moody's Investors Service (Moody's) or unrated but determined to be of equivalent quality.
..    The fund may invest up to 5% of its assets in reinsurance related notes and bonds.

NON-U.S. SECURITIES

..    The fund may invest up to 20% of its assets in equity securities of issuers domiciled outside the United States and not included in the S&P 500 Composite Index.
..    The fund may invest up to 10% of its assets in debt securities of issuers domiciled outside the United States (must be U.S. dollar denominated).

                        *     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment objectives, strategies and risks."


EQUITY SECURITIES -- Equity securities represent an ownership position in a company. Equity securities held by the fund typically consist of common stocks and may also include securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions.


INVESTING IN SMALLER CAPITALIZATION STOCKS -- The fund may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of less than $2.0 billion

                      The Income Fund of America -- Page 2
at the time of purchase). The investment adviser believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, markets or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies.


DEBT SECURITIES -- Debt securities are used by issuers to borrow money. Generally, issuers pay investors interest and repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and increase in value until maturity. The values of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, values of debt securities decline when interest rates rise and increase when interest rates fall.


Lower rated debt securities, rated Ba or below by Moody's and/or BB or below by S&P or unrated but determined to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, or to determine the value of, lower rated debt securities.


Certain additional risk factors relating to debt securities are discussed below:


     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES -- Debt securities may be sensitive to adverse economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities.

     PAYMENT EXPECTATIONS -- Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION -- There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund's ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

                      The Income Fund of America -- Page 3

The investment adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.


SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS -- The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt and vice versa. Some types of convertible bonds or preferred stocks automatically convert into common stocks. The prices and yields of nonconvertible preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.


Convertible bonds, convertible preferred stocks and other securities may sometimes be converted, or may automatically convert, into common stocks or other securities at a stated conversion ratio. These securities, prior to conversion, may pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying assets, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.


INVESTING IN VARIOUS COUNTRIES -- Investing outside the United States may involve additional risks caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting and legal standards and practices in some countries; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of the investment adviser, investing outside the United States also can reduce certain portfolio risks due to greater diversification opportunities.


The risks described above may be heightened in connection with investments in developing countries. Although there is no universally accepted definition, a developing country is generally considered to be a country in the initial stages of its industrialization cycle with a low per capita gross national product. For example, political and/or economic structures in these countries may be in their infancy and developing rapidly. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The fund may invest in securities of issuers in developing countries only to a limited extent.


Additional costs could be incurred in connection with the fund's investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.


CURRENCY TRANSACTIONS -- The fund may purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the fund will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline

                      The Income Fund of America -- Page 4
in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. The fund will not generally attempt to protect against all potential changes in exchange rates. The fund will segregate liquid assets that will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.


Certain provisions of the Internal Revenue Code may affect the extent to which the fund may enter into forward contracts. Such transactions also may affect the character and timing of income, gain or loss recognized by the fund for U.S. federal income tax purposes. The fund does not currently intend to engage in this investment practice over the next 12 months.


U.S. TREASURY SECURITIES -- U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.


U.S. AGENCY SECURITIES -- U.S. agency securities include those securities issued by certain U.S. government instrumentalities and certain federal agencies. These securities are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve some form of federal sponsorship: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee Valley Authority and Federal Farm Credit Bank System.


PASS-THROUGH SECURITIES -- The fund may invest in various debt obligations backed by a pool of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors. Pass-through securities may have either fixed or adjustable coupons. These securities include those discussed below.


"Mortgage-backed securities" are issued by U.S. government agencies, including the Government National Mortgage Association (Ginnie Mae), Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on securities issued by U.S. government agencies is guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae securities) or the issuer (in the case of Fannie Mae and Freddie Mac securities). However, the guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.


Mortgage-backed securities issued by private entities are structured similarly to mortgage-backed securities issued by Ginnie Mae, Fannie Mae and Freddie Mac. These securities and the underlying mortgages are not guaranteed by government agencies. In addition, these securities generally are structured with one or more types of credit enhancement. Mortgage-backed securities generally permit borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.

                      The Income Fund of America -- Page 5

"Collateralized mortgage obligations" (CMOs) are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on these securities' effective maturities is magnified.


"Commercial mortgage-backed securities" are backed by mortgages of commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments and the ability of a property to attract and retain tenants.


"Asset-backed securities" are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change the securities' effective maturities.


REAL ESTATE INVESTMENT TRUSTS -- The fund may invest in securities issued by real estate investment trusts (REITs), which are pooled investment vehicles that primarily invest in real estate or real estate-related loans. REITs are not taxed on income distributed to shareholders provided they meet requirements imposed by the Internal Revenue Code. The risks associated with REIT debt investments are similar to the risks of investing in corporate-issued debt. In addition, the return on REITs is dependent on such factors as the skill of management and the real estate environment in general. Debt that is issued by REITs is typically rated by the credit rating agencies as investment grade or above.


INFLATION-INDEXED BONDS -- The fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities and corporations. The principal value of this type of bond is periodically adjusted according to changes in the rate of inflation. The interest rate is generally fixed at issuance; however, interest payments are based on an inflation- adjusted principal value. For example, in a period of deflation, principal value will be adjusted downward, reducing the interest payable.


Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate.


REINSURANCE RELATED NOTES AND BONDS -- The fund may invest in reinsurance related notes and bonds. These instruments, which are typically issued by special purpose reinsurance companies,

                      The Income Fund of America -- Page 6
transfer an element of insurance risk to the note or bond holders. For example, such a note or bond could provide that the reinsurance company would not be required to repay all or a portion of the principal value of the note or bond if losses due to a catastrophic event under the policy (such as a major hurricane) exceed certain dollar thresholds. Consequently, the fund may lose the entire amount of its investment in such bonds or notes if such an event occurs and losses exceed certain dollar thresholds. In this instance, investors would have no recourse against the insurance company. These instruments may be issued with fixed or variable interest rates and rated in a variety of credit quality categories by the rating agencies.


CASH AND CASH EQUIVALENTS -- These include (a) commercial paper (for example, short-term notes up to 12 months in maturity issued by corporations, governmental bodies or bank/ corporation sponsored conduits (asset-backed commercial paper)) (b) commercial bank obligations [for example, certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)], (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations), (d) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (e) corporate bonds and notes that mature, or that may be redeemed, in one year or less.


RESTRICTED SECURITIES AND LIQUIDITY -- The fund may purchase securities subject to restrictions on resale. Securities not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's Board of Directors, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.


REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.


FORWARD COMMITMENTS -- The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. When the fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.


The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging

                      The Income Fund of America -- Page 7
purposes, to the extent the fund's aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations.


The fund may also enter into "roll" transactions which involve the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The fund assumes the risk of price and yield fluctuations during the time of the commitment. The fund will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions.

                        *     *     *     *     *     *

PORTFOLIO TURNOVER -- Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover (100% or more) involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.


Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.


A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio were replaced once per year. The fund's portfolio turnover rates for the fiscal years ended July 31, 2004 and 2003 were 27% and 28%, respectively. See "Financial highlights" in the prospectus for the fund's annual portfolio turnover rate for each of the last five fiscal years.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES -- The fund has adopted the following fundamental policies and investment restrictions, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (a) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.


The fund may not:


1.   Act as underwriter of securities issued by other persons.

                      The Income Fund of America -- Page 8

2. Invest more than 10% of the value of its total assets in securities that are illiquid.

3. Borrow money, except temporarily for extraordinary or emergency purposes, in an amount not exceeding 5% of the value of the fund's total assets at the time of such borrowing.

4. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

5.   Purchase or deal in commodities or commodity contracts.

6. Lend any security or make any other loan if, as a result, more than 15% of its total assets would be lent to third parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

7. Purchase securities of any company for the purpose of exercising control or management.

8. Purchase any securities on "margin", except that it may obtain such short-term credit as may be necessary for the clearance of purchases of securities.

9. Sell or contract to sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions.

10. Purchase or sell puts, calls, straddles, or spreads, but this restriction shall not prevent the purchase or sale of rights represented by warrants or convertible securities.

11. Purchase any securities of any issuer, except the U.S. government (or its instrumentalities), if immediately after and as a result of such investment (1) the market value of the securities of such other issuer shall exceed 5% of the market value of the total assets of the fund, or (2) the fund shall own more than 10% of the outstanding voting securities of such issuer, provided that this restriction shall apply only as to 75% of the fund's total assets.

12. Purchase any securities (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if immediately after and as a result of such purchase 25% or more of the market value of the total assets of the fund would be invested in securities of companies in any one industry.

For purposes of Investment Restriction #2, restricted securities are treated as illiquid by the fund, with the exception of those securities that have been determined to be liquid pursuant to procedures adopted by the fund's Board of Directors. In addition, the fund may not invest more than 15% of the value of its net assets in securities that are illiquid. Furthermore, the fund may not issue senior securities.

                      The Income Fund of America -- Page 9

NONFUNDAMENTAL POLICIES -- The following policies may be changed without shareholder approval:


1. The fund does not currently intend to engage in an ongoing or regular securities lending program.

2. The fund may not invest in securities of other investment companies, except as permitted by the 1940 Act.

Notwithstanding non-fundamental Investment Restriction #2, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Directors pursuant to an exemptive order granted by the SEC.

                      The Income Fund of America -- Page 10

                             MANAGEMENT OF THE FUND

BOARD OF DIRECTORS AND OFFICERS

                                  YEAR FIRST                                       NUMBER OF PORTFOLIOS
                     POSITION      ELECTED                                           WITHIN THE FUND       OTHER DIRECTORSHIPS/3/
                     WITH THE     A DIRECTOR     PRINCIPAL OCCUPATION(S) DURING    COMPLEX/2/ OVERSEEN              HELD
   NAME AND AGE        FUND     OF THE FUND/1/           PAST FIVE YEARS               BY DIRECTOR              BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS
-----------------------------------------------------------------------------------------------------------------------------------
 Robert A. Fox        Director       1972        Managing General Partner, Fox              7             Crompton Corporation
 Age: 67                                         Investments LP; former
                                                 Professor, University of
                                                 California; retired President
                                                 and CEO, Foster Farms (poultry
                                                 producer)
-----------------------------------------------------------------------------------------------------------------------------------
 Leonade D. Jones     Director       1993        Co-founder, VentureThink LLC               6             None
 Age: 56                                         (developed and managed
                                                 e-commerce businesses) and
                                                 Versura Inc. (education loan
                                                 exchange); former Treasurer,
                                                 The Washington Post Company
-----------------------------------------------------------------------------------------------------------------------------------
 John M. Lillie       Director       2003        Business consultant; former                2             None
 Age: 67                                         President, Sequoia Associates
                                                 LLC (investment firm
                                                 specializing in medium-size
                                                 buyouts); former Vice Chairman
                                                 of the Board, Gap Inc.
                                                 (specialty apparel retailing)
-----------------------------------------------------------------------------------------------------------------------------------
 John G. McDonald     Director       1976        The IBJ Professor of Finance,              8             iStar Financial, Inc.;
 Age: 67                                         Graduate School of Business,                             Plum Creek Timber Co.;
                                                 Stanford University                                      Scholastic Corporation;
                                                                                                          Varian, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
 James K. Peterson    Director       1999        Managing Director, Oak Glen                2             None
 Age: 63                                         Consultancy LLC (consulting
                                                 services to charitable
                                                 organizations, pension funds
                                                 and other financial management
                                                 companies)
-----------------------------------------------------------------------------------------------------------------------------------
 Henry E. Riggs       Director       1989        President Emeritus, Keck                   4             None
 Age: 69                                         Graduate Institute of Applied
                                                 Life Sciences
-----------------------------------------------------------------------------------------------------------------------------------
 Isaac Stein          Director       2004        President, Waverley Associates             2             Maxygen, Inc.
 Age: 57                                         (private investment fund);
                                                 Managing Director, Technogen
                                                 Associates L.P. (venture
                                                 capital partnership); Chairman
                                                 of the Board of Trustees,
                                                 Stanford University
-----------------------------------------------------------------------------------------------------------------------------------
 Patricia K. Woolf    Director       1985        Private investor; corporate                6             Crompton Corporation;
 Age: 70                                         director; lecturer, Department                           First Energy
                                                 of Molecular Biology, Princeton                          Corporation; National
                                                 University                                               Life Holding Co.
-----------------------------------------------------------------------------------------------------------------------------------


                      The Income Fund of America -- Page 11

                                                       PRINCIPAL OCCUPATION(S)
                                      YEAR FIRST               DURING
                                       ELECTED           PAST FIVE YEARS AND       NUMBER OF PORTFOLIOS
                       POSITION       A DIRECTOR           POSITIONS HELD            WITHIN THE FUND       OTHER DIRECTORSHIPS/3/
                       WITH THE     AND/OR OFFICER    WITH AFFILIATED ENTITIES     COMPLEX/2/ OVERSEEN              HELD
   NAME AND AGE          FUND       OF THE FUND/1/  OR THE PRINCIPAL UNDERWRITER       BY DIRECTOR              BY DIRECTOR
----------------------------------------------------         OF THE FUND
 "INTERESTED" DIRECTORS/4,5/                        -------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
 Stephen E. Bepler    Chairman of        1993        Senior Vice President,                 1             None
 Age: 62              the Board                      Capital Research Company*
-----------------------------------------------------------------------------------------------------------------------------------



                      The Income Fund of America -- Page 12

                                                                                  PRINCIPAL OCCUPATION(S) DURING
                            POSITION          YEAR FIRST ELECTED                PAST FIVE YEARS AND POSITIONS HELD
                            WITH THE              AN OFFICER                         WITH AFFILIATED ENTITIES
   NAME AND AGE               FUND              OF THE FUND/1/               OR THE PRINCIPAL UNDERWRITER OF THE FUND
---------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS/5/
---------------------------------------------------------------------------------------------------------------------------------
 Hilda L. Applbaum          President                1998          Senior Vice President, Capital Research Company*
 Age: 43
---------------------------------------------------------------------------------------------------------------------------------
 Abner D.             Senior Vice President          1993          Senior Vice President and Director, Capital Research and
 Goldstine                                                         Management Company
 Age: 74
---------------------------------------------------------------------------------------------------------------------------------
 Paul G. Haaga,       Senior Vice President          1994          Executive Vice President and Director, Capital Research and
 Jr.                                                               Management Company; Director, The Capital Group Companies,
 Age: 55                                                           Inc.*; Director, American Funds Distributors, Inc.*
---------------------------------------------------------------------------------------------------------------------------------
 Dina N. Perry        Senior Vice President          1994          Senior Vice President, Capital Research and Management
 Age: 58                                                           Company; Director, Capital Research Company*
---------------------------------------------------------------------------------------------------------------------------------
 David C. Barclay        Vice President              1998          Senior Vice President and Director, Capital Research and
 Age: 47                                                           Management Company
---------------------------------------------------------------------------------------------------------------------------------
 Mark R. Macdonald       Vice President              2004          Senior Vice President, Capital Research and Management
 Age: 45                                                           Company
---------------------------------------------------------------------------------------------------------------------------------
 Mary E. Sheridan        Vice President              2004          Vice President, Capital Research Company*
 Age: 54
---------------------------------------------------------------------------------------------------------------------------------
 John H. Smet            Vice President              1994          Senior Vice President, Capital Research and Management
 Age: 48                                                           Company
---------------------------------------------------------------------------------------------------------------------------------
 Andrew B. Suzman        Vice President              2004          Executive Vice President and Director, Capital Research
 Age: 37                                                           Company*; Director, Capital International Research, Inc.*
---------------------------------------------------------------------------------------------------------------------------------
 Patrick F. Quan            Secretary                1986          Vice President - Fund Business Management Group, Capital
 Age: 46                                                           Research and Management Company
---------------------------------------------------------------------------------------------------------------------------------
 Dayna G. Yamabe            Treasurer                2000          Vice President - Fund Business Management Group, Capital
 Age: 37                                                           Research and Management Company
---------------------------------------------------------------------------------------------------------------------------------
 R. Marcia Gould       Assistant Treasurer           1999          Vice President - Fund Business Management Group, Capital
 Age: 50                                                           Research and Management Company
---------------------------------------------------------------------------------------------------------------------------------



                      The Income Fund of America -- Page 13

* Company affiliated with Capital Research and Management Company.
1 Directors and officers of the fund serve until their resignation, removal or retirement.
2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series,(R) which serves as the underlying investment vehicle for certain variable insurance contracts; and Endowments, whose shareholders are limited to certain nonprofit organizations.
3 This includes all directorships (other than those of the American Funds) that are held by each Director as a director of a public company or a registered investment company.
4 "Interested persons," within the meaning of the 1940 Act, on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).
5 All of the officers listed are officers and/or Directors/Trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

THE ADDRESS FOR ALL DIRECTORS AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET, 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.

                      The Income Fund of America -- Page 14

FUND SHARES OWNED BY DIRECTORS AS OF DECEMBER 31, 2003

                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                  SHARES OWNED                BY DIRECTOR
-------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS
-------------------------------------------------------------------------------
 Robert A. Fox                 Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Leonade D. Jones            $10,001 - $50,000             Over $100,000
-------------------------------------------------------------------------------
 John M. Lillie                Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 John G. McDonald              Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 James K. Peterson             Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Henry E. Riggs                Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Isaac Stein/2/              $50,001 - $100,000            Over $100,000
-------------------------------------------------------------------------------
 Patricia K. Woolf             Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/3/
-------------------------------------------------------------------------------
 Stephen E. Bepler             Over $100,000               Over $100,000
-------------------------------------------------------------------------------


1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
  $10,001 - $50,000; $50,001 - $100,000; and Over $100,000. The amounts listed for "interested" Directors include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2 Elected effective February 18, 2004; value of fund shares owned are as of
  February 19, 2004
3 "Interested persons," within the meaning of the 1940 Act, on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).

DIRECTOR COMPENSATION -- No compensation is paid by the fund to any officer or Director who is a director, officer or employee of the investment adviser or its affiliates. The fund pays to Directors who are not affiliated with the investment adviser fees of $2,000 for each Board of Directors meeting attended, $1,000 for each meeting attended as a member of a committee of the Board of Directors, and annual fees of either $20,000 (if the Director also receives compensation as a Board member from another fund advised by the investment adviser and the other Board typically meets separately from the fund's Board of Directors), or $50,000 (for all other unaffiliated Directors), a pro rata portion of which is paid by the fund and another fund whose Board meets jointly with the fund's Board of Directors. The payment by the fund to certain unaffiliated Directors of a larger annual fee reflects the significant time and labor commitment required of any mutual fund board member.


The Nominating Committee of the Board of Directors, a Committee comprised exclusively of Directors not affiliated with the investment adviser, reviews Director compensation periodically, and typically recommends adjustments every other year. In making its recommendations, the Nominating Committee considers a number of factors, including operational, regulatory and other developments affecting the complexity of the Board's oversight obligations, as well as comparative industry data. In lieu of meeting attendance fees, members of the Proxy Committee

                      The Income Fund of America -- Page 15
receive an annual retainer fee of $4,500 from the fund if they serve as a member of four proxy committees, or $6,250 if they serve as a member of two proxy committees, meeting jointly.


No pension or retirement benefits are accrued as part of fund expenses. The Directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Directors who are not affiliated with the investment adviser.


                                                        TOTAL COMPENSATION (INCLUDING
                         AGGREGATE COMPENSATION     VOLUNTARILY DEFERRED COMPENSATION/1/)
                         (INCLUDING VOLUNTARILY           FROM ALL FUNDS MANAGED BY
                        DEFERRED COMPENSATION/1/)      CAPITAL RESEARCH AND MANAGEMENT
         NAME                 FROM THE FUND             COMPANY OR ITS AFFILIATES/2/
------------------------------------------------------------------------------------------
 Robert A. Fox/3/                $33,143                          $202,000
------------------------------------------------------------------------------------------
 Leonade D. Jones/3/              35,334                           183,500
------------------------------------------------------------------------------------------
 John M. Lillie                   24,214                            52,160
------------------------------------------------------------------------------------------
 John G. McDonald/3/              33,125                           272,000
------------------------------------------------------------------------------------------
 James K. Peterson                33,714                            64,914
------------------------------------------------------------------------------------------
 Henry E. Riggs/3/                29,250                           109,000
------------------------------------------------------------------------------------------
 Isaac Stein/4/                   14,464                            35,164
------------------------------------------------------------------------------------------
 Patricia K. Woolf/3/             31,500                           161,000
------------------------------------------------------------------------------------------



1 Amounts may be deferred by eligible Directors under a nonqualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the Directors. Compensation for the fiscal year ended
  July 31, 2004, includes earnings on amounts deferred in previous fiscal years. 2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series,(R) which serves as the underlying investment vehicle for certain variable insurance contracts; and Endowments, whose shareholders are limited to certain nonprofit organizations.
3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2004 fiscal year for participating Directors is as follows: Robert A. Fox ($480,248), Leonade D. Jones ($91,286), John G. McDonald ($373,812), Henry E.
  Riggs ($416,153) and Patricia K. Woolf ($94,108). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Directors.
4 Elected effective February 18, 2004.

As of September 1, 2004, the officers and Directors of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.


FUND ORGANIZATION AND THE BOARD OF DIRECTORS -- The fund, an open-end, diversified management investment company, was organized as a Delaware corporation on March 8, 1969 and reorganized as a Maryland corporation on December 16, 1983. Although the Board of Directors has delegated day-to-day oversight to the investment adviser, all fund operations are supervised by the fund's Board, which meets periodically and performs duties required by applicable state and federal laws.


Under Maryland law, the fund's business and affairs are managed under the direction of the Board of Directors, and all powers of the fund are exercised by or under the authority of the Board except as reserved to the shareholders by law or the fund's charter or by-laws. Maryland law

                      The Income Fund of America -- Page 16
requires each Director to perform his/her duties as a Director, including his/her duties as a member of any Board committee on which he/she serves, in good faith, in a manner he/she reasonably believes to be in the best interest of the fund, and with the care that an ordinarily prudent person in a like position would use under similar circumstances.


Members of the Board who are not employed by the investment adviser or its affiliates are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


The fund has several different classes of shares, including classes A, B, C, F, 529-A, 529-B, 529-C, 529-E, 529-F, R-1, R-2, R-3, R-4 and R-5. The 529 share classes are available only through CollegeAmerica/(R)/ to investors establishing qualified higher education savings accounts. The R share classes are generally available only to employer-sponsored retirement plans. Class R-5 shares are also available to clients of the Personal Investment Management Group of Capital Guardian Trust Company who do not have an intermediary associated with their accounts and without regard to the $1 million purchase minimum.


Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Directors and set forth in the fund's rule 18f-3 Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that CollegeAmerica account owners are not shareholders of the fund and, accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of the fund's shares, the Virginia College Savings Plan/SM/ will vote any proxies relating to fund shares.


The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of Board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the Board could be removed by a majority vote.


REMOVAL OF DIRECTORS BY SHAREHOLDERS -- At any meeting of shareholders, duly called and at which a quorum is present, shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast, remove any Director from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed Directors. The fund has agreed, at the request of the staff of the Securities and Exchange Commission, to apply the provisions of section 16(c) of the 1940 Act with respect to the removal of Directors, as though the fund were a common-law trust. Accordingly, the Directors of the fund will promptly call a meeting of shareholders for the purpose of voting upon the removal of any Directors when requested in writing to do so by the record holders of at least 10% of the outstanding shares.


COMMITTEES OF THE BOARD OF DIRECTORS -- The fund has an Audit Committee comprised of Robert A. Fox, Leonade D. Jones, John M. Lillie, John G. McDonald, James K. Peterson and

                      The Income Fund of America -- Page 17

Isaac Stein, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The Committee provides oversight regarding the fund's accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund's principal service providers. The Committee acts as a liaison between the fund's independent auditors and the full Board of Directors. Three Audit Committee meetings were held during the 2004 fiscal year.


The fund has a Governance and Contracts Committee comprised of Robert A. Fox, Leonade D. Jones, John M. Lillie, John G. McDonald, James K. Peterson, Henry E. Riggs, Isaac Stein and Patricia K. Woolf, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The Committee's function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, Administrative Services Agreement and Plans of Distribution under rule 12b-1 of the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full Board of Directors on these matters. One Contracts Committee meeting was held during the 2004 fiscal year.


The fund has a Nominating Committee comprised of Robert A. Fox, Leonade D. Jones, John G. McDonald and Patricia K. Woolf, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. The Committee also evaluates, selects and nominates independent director candidates to the full Board of Directors. While the Committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating Committee of the fund, addressed to the fund's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee. Five Nominating Committee meetings were held during the 2004 fiscal year.


The fund has a Proxy Committee comprised of Robert A. Fox, Leonade D. Jones, John G. McDonald, James K. Peterson, Henry E. Riggs and Patricia K. Woolf, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The Committee's functions include establishing and reviewing procedures and policies for voting proxies of companies held in the fund's portfolio, making determinations with regard to certain contested proxy voting issues, and discussing related current issues. Four Proxy Committee meetings were held during the 2004 fiscal year.


PROXY VOTING PROCEDURES AND GUIDELINES -- The investment adviser has adopted Proxy Voting Guidelines (the "Guidelines") with respect to voting proxies of securities held by the American Funds, Endowments and American Funds Insurance Series. Certain American Funds, including the fund, have established separate proxy committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds are voted by an investment committee of the investment adviser under authority delegated by the funds' Boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.


All U.S. proxies are voted. Non-U.S. proxies also are voted, provided there is sufficient time and information available. After a proxy is received, the investment adviser prepares a summary of

                      The Income Fund of America -- Page 18
the proposals in the proxy. A discussion of any potential conflicts of interest is also included in the summary. After reviewing the summary, one or more research analysts familiar with the company and industry make a voting recommendation on the proxy proposals. A second recommendation is made by a proxy coordinator (a senior investment professional) based on the individual's knowledge of the Guidelines and familiarity with proxy-related issues. The proxy summary and voting recommendations are then sent to the appropriate proxy voting committee for the final voting decision.


The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy committee members are alerted to the potential conflict. The proxy committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.


The Guidelines, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds; however, they are not exhaustive and do not address all potential issues. The Guidelines provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.


On August 31 of each year, each fund is required to file Form N-PX containing its complete voting record for the 12 months ended the preceding June 30. Once filed, the fund's voting record will be available on the American Funds website at americanfunds.com and on the SEC's website at www.sec.gov.


The following summary sets forth the general positions of the American Funds, Endowments, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Guidelines is available upon request, free of charge, by calling American Funds Service Company at 800/421-0180 or visiting the American Funds website.


     DIRECTOR MATTERS -- The election of a company's slate of nominees for director is generally supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions may also be supported. Typically, proposals to declassify the board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders.

     SHAREHOLDER RIGHTS -- Proposals to repeal an existing poison pill, to provide for confidential voting and to provide for cumulative voting are usually supported. Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting are not typically supported.

     COMPENSATION AND BENEFIT PLANS -- Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation

                      The Income Fund of America -- Page 19
     packages should be structured to attract, motivate and retain existing employees and qualified Directors; however, they should not be excessive.

     ROUTINE MATTERS -- The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items are generally voted in favor of management's recommendations unless circumstances indicate otherwise.

PRINCIPAL FUND SHAREHOLDERS -- The following table identifies those investors who own of record or are known by the fund to own beneficially 5% or more of any class of its shares as of the opening of business on September 1, 2004:


                   NAME AND ADDRESS                     OWNERSHIP PERCENTAGE
-------------------------------------------------------------------------------
 Edward D. Jones & Co.                                  Class A        24.12%
 201 Progress Pkwy.                                     Class B        12.72
 Maryland Hts., MO  63043-3009
-------------------------------------------------------------------------------
 MLPF&S For The Sole Benefit of Its Customers           Class B        10.71
 4800 Deer Lake Dr. E., Fl. 2                           Class C        19.76
 Jacksonville, FL  32246-6484                           Class R-3       5.93
-------------------------------------------------------------------------------
 Citigroup Global Markets Inc.                          Class B         8.01
 333 W. 34th St.                                        Class C        13.68
 New York, NY  10001-2402
-------------------------------------------------------------------------------
 Raymond James & Assoc. Inc.                            Class R-1       6.87
 FBO Eno PSRP
 880 Carillon Pkwy.
 St. Petersburg, FL  33716-1100
-------------------------------------------------------------------------------
 Hartford Life Insurance Co.                            Class R-3      13.78
 P.O. Box 2999
 Hartford, CT  06104-2999
-------------------------------------------------------------------------------
 ING Life Insurance & Annuity                           Class R-3       8.19
 151 Farmington Ave. #TN41
 Hartford, CT  06156-0001
-------------------------------------------------------------------------------
 Nationwide Trust Company FSB                           Class R-3       7.21
 c/o IPO Portfolio Accounting
 P.O. Box 182029
 Columbus, OH  43218-2029
-------------------------------------------------------------------------------
 Charles Schwab & Co. Inc.                              Class R-3       8.74
 FBO 87663871
 101 Montgomery St.
 San Francisco, CA  94104-4122
-------------------------------------------------------------------------------
 CB&T Trustee for EMS 401K Profit Sharing Plan          Class R-4       5.64
 c/o Fascorp Inv./Mutual Fund Trading
 8515 E. Orchard Rd., #2T2
 Greenwood Vlg., CO  80111-5002
-------------------------------------------------------------------------------
 CB&T TTEE FBO Olsson Assoc. Inc. Cash or Def. PSP &    Class R-4       9.45
 Trust
 c/o Fascorp Inv./Mutual Fund Trading
 8515 E. Orchard Rd. #2T2
 Greenwood Vlg., CO  80111-5002
-------------------------------------------------------------------------------
 The Northern Trust TTEE                                Class R-5      11.31
 UBS Financial Svcs. Inc.
 P.O. Box 92994
 Chicago, IL  60675-2994
-------------------------------------------------------------------------------
 CGTC Agent                                             Class R-5      13.12
 PIM 1659-00
 Capital Guardian Trust Co.
 50 W. Liberty St., Ste. 980
 Reno, NV  89501-1978
-------------------------------------------------------------------------------
 CGTC Agent                                             Class R-5       7.92
 PIM 1662-00
 Capital Guardian Trust Co.
 50 W. Liberty St., Ste. 980
 Reno, NV  89501-1978
-------------------------------------------------------------------------------
 CGTC Tr. Capital Group Master Retirement Pl.           Class R-5      26.92
 PX-2534-NAV
 c/o Capital Guardian Trust Company
 333 S. Hope St., Fl. 49
 Los Angeles, CA  90071-1406
-------------------------------------------------------------------------------


                      The Income Fund of America -- Page 20

INVESTMENT ADVISER -- The investment adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles; San Francisco; New York; Washington, D.C.; London; Geneva; Hong Kong; Singapore; and Tokyo) with a staff of professionals, many of whom have significant investment experience. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071 and at 135 South State College Boulevard, Brea, CA 92821. The investment adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The investment adviser believes that it is able to attract and retain quality personnel. The investment adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The investment adviser is responsible for managing more than $500 billion of stocks, bonds and money market instruments and serves over 20 million shareholder accounts of all types throughout the world. These investors include individuals, privately owned businesses and large corporations, as well as schools, colleges, foundations and other nonprofit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT -- The Investment Advisory and Service Agreement (the "Agreement") between the fund and the investment adviser will continue in effect until December 31, 2005, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the Board of Directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (b) the vote of a majority of Directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement

                      The Income Fund of America -- Page 21
provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).


In considering the renewal of the Agreement each year, the Contracts Committee of the Board of Directors evaluates information provided by the investment adviser in accordance with Section 15(c) of the 1940 Act and presents its recommendations to the full Board of Directors.


In approving the renewal of the Agreement for the current period, the Committee considered a wide variety of factors, including, among others, the very good relative investment results of the fund; the relatively low advisory fees and overall expenses of the fund; the excellent quality of service provided by the investment adviser; the reputation, quality and depth of experience of the investment adviser and its personnel; and the integrity and responsiveness of the investment adviser. Based on their review, the Committee and the Board concluded that the advisory fees and expenses of the fund are fair, both absolutely and in comparison with those of other funds in the industry, and that shareholders have received reasonable value in return for paying fees and expenses.


In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the fund's executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the fund's offices. The fund pays all expenses not assumed by the investment adviser, including, but not limited to, custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's plans of distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to Directors unaffiliated with the investment adviser; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.


The management fee is based upon the daily net assets of the fund and monthly gross investment income. Gross investment income is determined in accordance with generally accepted accounting principles and does not include gains or losses from sales of capital assets.


The management fee is based upon the annual rates of 0.25% on the first $500 million of the fund's daily net assets, 0.23% on daily net assets in excess of $500 million but not exceeding $1 billion, 0.21% on daily net assets in excess of $1 billion but not exceeding $1.5 billion, 0.19% on daily net assets in excess of $1.5 billion but not exceeding $2.5 billion, 0.17% on daily net assets in excess of $2.5 billion but not exceeding $4 billion, 0.16% on daily net assets in excess of $4 billion but not exceeding $6.5 billion, 0.15% on daily net assets in excess of $6.5 billion but not exceeding $10.5 billion, 0.144% on daily net assets in excess of $10.5 billion but not exceeding $13 billion, 0.141% on daily net assets in excess of $13 billion but not exceeding $17 billion, 0.138% on daily net assets in excess of $17 billion but not exceeding $21 billion, 0.135% on daily net assets in excess of $21 billion but not exceeding $27 billion, 0.133% on daily net assets in

                      The Income Fund of America -- Page 22
excess of $27 billion but not exceeding $34 billion, 0.131% on daily net assets in excess of $34 billion but not exceeding $44 billion, 0.129% on daily net assets in excess of $44 billion but not exceeding $55 billion, and 0.127% on daily net assets in excess of $55 billion, plus 2.25% of the fund's gross investment income for the preceding month. Assuming net assets of $32 billion and gross investment income levels of 3%, 4%, 5%, 6%, 7% and 8%, management fees would be 0.21%, 0.23%, 0.26%, 0.28%, 0.30% and 0.32% of net assets, respectively.


The Agreement provides for a management fee reduction to the extent that the annual ordinary operating expenses of the fund's Class A shares exceed 1 1/2% of the first $30 million of the net assets of the fund and 1% of the average net assets in excess thereof. Expenses which are not subject to these limitations are interest, taxes and extraordinary expenses. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding the expense limitations described above, management fees will be reduced similarly for all classes of shares of the fund, or other Class A fees will be waived in lieu of management fees.


For the fiscal year ended July 31, 2004, the investment adviser received $56,310,000 for the basic management fee (based on a percentage of the net assets of the fund as expressed above) plus $41,181,000 (based on a percentage of the fund's gross income as expressed above), for a total fee of $97,491,000. For the fiscal years ended July 31, 2003 and 2002, management fees paid by the fund amounted to $68,125,000 and $57,695,000, respectively.


Effective for the period from September 1, 2004 until August 31, 2005, the investment adviser has agreed to waive 5% of the management fees that it is otherwise entitled to receive under the Agreement. As a result of this waiver, management fees will be reduced similarly for all classes of shares of the fund.


ADMINISTRATIVE SERVICES AGREEMENT -- The Administrative Services Agreement (the "Administrative Agreement") between the fund and the investment adviser relating to the fund's Class C, F, R and 529 shares will continue in effect until December 31, 2005, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Directors who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Administrative Agreement provides that the fund may terminate the agreement at any time by vote of a majority of Directors who are not interested persons of the fund. The investment adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).


Under the Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of the fund's Class C and F shares, and all Class R and 529 shares. The investment adviser contracts with third parties, including American Funds Service Company, the fund's Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting and shareholder and fund communications. In addition, the investment adviser monitors, coordinates and oversees the activities performed by third parties providing such services. For Class R-1, R-2 and R-3 shares, the investment adviser agreed to pay a portion of

                      The Income Fund of America -- Page 23
these fees. For the year ended July 31, 2004, the total fees paid by the investment adviser were $287,000.


As compensation for its services, the investment adviser receives transfer agent fees for transfer agent services provided to the fund's applicable share classes. Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the fund and American Funds Service Company. The investment adviser also receives an administrative services fee for administrative services provided to the fund's applicable share classes. Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of 0.15% of the average daily net assets for each applicable share class, except Class R-5 shares. For Class R-5 shares, the administrative services fee is paid monthly, accrued daily and calculated at the annual rate of 0.10% of the average net assets of Class R-5 shares.


During the 2004 fiscal period, administrative services fees, gross of any payments made by the investment adviser, were:

                                                    ADMINISTRATIVE SERVICES FEE
-------------------------------------------------------------------------------------
                  CLASS C                                   $4,967,000
-------------------------------------------------------------------------------------
                  CLASS F                                    1,272,000
-------------------------------------------------------------------------------------
                CLASS 529-A                                    237,000
-------------------------------------------------------------------------------------
                CLASS 529-B                                     78,000
-------------------------------------------------------------------------------------
                CLASS 529-C                                    129,000
-------------------------------------------------------------------------------------
                CLASS 529-E                                     13,000
-------------------------------------------------------------------------------------
                CLASS 529-F                                      3,000
-------------------------------------------------------------------------------------
                 CLASS R-1                                      14,000
-------------------------------------------------------------------------------------
                 CLASS R-2                                     666,000
-------------------------------------------------------------------------------------
                 CLASS R-3                                     286,000
-------------------------------------------------------------------------------------
                 CLASS R-4                                      30,000
-------------------------------------------------------------------------------------
                 CLASS R-5                                      50,000
-------------------------------------------------------------------------------------


PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION -- American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.


The Principal Underwriter receives revenues from sales of the fund's shares. For Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A and 529-A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class B and 529-B shares, the Principal Underwriter sells the rights to the 12b-1 fees paid by the fund for distribution expenses to a third party and receives the revenue remaining after compensating investment dealers for sales of Class B and 529-B

                      The Income Fund of America -- Page 24
shares. The fund also pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers of Class B and 529-B shares. For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase. The fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers of Class C and 529-C shares. For Class 529-E shares, the fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers. For Class F and 529-F shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell Class F and 529-F shares. For Class R-1, R-2, R-3 and R-4 shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell Class R-1, R-2, R-3 and R-4 shares.


Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

                                                                 COMMISSIONS,        ALLOWANCE OR

                                                                    REVENUE          COMPENSATION

                                           FISCAL YEAR/PERIOD  OR FEES RETAINED       TO DEALERS
-----------------------------------------------------------------------------------------------------
                 CLASS A                          2004            $42,380,000        $188,732,000
                                                  2003             28,544,000         132,618,000
                                                  2002             16,081,000          73,611,000
                 CLASS B                          2004              5,811,000          39,893,000
                                                  2003              6,668,000          43,506,000
                                                  2002              4,580,000          25,253,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-A                        2004                551,000           2,583,000
                                                  2003                376,000           1,805,000
                                                  2002                139,000             657,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-B                        2004                138,000             757,000
                                                  2003                121,000             751,000
                                                  2002                 36,000             285,000
-----------------------------------------------------------------------------------------------------


The fund has adopted plans of distribution (the "Plans") pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Directors and separately by a majority of the Directors who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential benefits of the Plans to the fund include quality shareholder services; savings to the fund in transfer

                      The Income Fund of America -- Page 25
agency costs; benefits to the investment process from growth or stability of assets; and maintenance of a financially healthy management organization. The selection and nomination of Directors who are not "interested persons" of the fund are committed to the discretion of the Directors who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Board of Directors.


Under the Plans, the fund may annually expend the following amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's Board of Directors has approved the category of expenses for which payment is being made: (a) for Class A shares, up to 0.25% of the average daily net assets attributable to Class A shares; (b) for Class 529-A shares, up to 0.50% of the average daily net assets attributable to Class 529-A shares; (c) for Class B and 529-B shares, 1.00% of the average daily net assets attributable to Class B and 529-B shares, respectively; (d) for Class C and 529-C shares, 1.00% of the average daily net assets attributable to Class C and 529-C shares, respectively; (e) for Class 529-E shares, up to 0.75% of the average daily net assets attributable to Class 529-E shares; (f) for Class F and 529-F shares, up to 0.50% of the average daily net assets attributable to Class F and 529-F shares; (g) for Class R-1 shares, 1.00% of the average daily net assets attributable to Class R-1 shares; (h) for Class R-2 shares, up to 1.00% of the average daily net assets attributable to Class R-2 shares; (i) for Class R-3 shares, up to 0.75% of the average daily net assets attributable to Class R-3 shares; and (j) for Class R-4 shares, up to 0.50% of its average daily net assets attributable to Class R-4 shares. The fund has not adopted a Plan for Class R-5 shares; accordingly, no 12b-1 fees are paid from Class R-5 share assets.


For Class A and 529-A shares: (a) up to 0.25% is reimbursed to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to the amount allowable under the fund's Class A and 529-A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including for Class A and 529-A shares dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets -- "no load purchases"). Commissions on no load purchases of Class A and 529-A shares, in excess of the Class A and 529-A plan limitations not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters, these commissions are not recoverable. As of July 31, 2003, there were no unreimbursed expenses subject to reimbursement under the Plan for Class A or 529-A shares.


For Class B and 529-B shares: (a) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class C and 529-C shares: (a) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) 0.75% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.

                      The Income Fund of America -- Page 26

For Class 529-E shares: currently (a) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class F and 529-F shares: currently 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers or advisers.


For Class R-1 shares: (a) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class R-2 shares: currently (a) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) 0.50% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class R-3 shares: currently (a) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class R-4 shares: currently 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers or advisers.


During the 2004 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:

                                                         12B-1 LIABILITY
                               12B-1 EXPENSES              OUTSTANDING
------------------------------------------------------------------------------
        CLASS A                 $73,497,000                $10,261,000
------------------------------------------------------------------------------
        CLASS B                  27,311,000                  3,029,000
------------------------------------------------------------------------------
        CLASS C                  29,497,000                  4,320,000
------------------------------------------------------------------------------
        CLASS F                   1,912,000                    402,000
------------------------------------------------------------------------------
      CLASS 529-A                   199,000                     30,000
------------------------------------------------------------------------------
      CLASS 529-B                   404,000                     48,000
------------------------------------------------------------------------------
      CLASS 529-C                   715,000                    116,000
------------------------------------------------------------------------------
      CLASS 529-E                    40,000                      8,000
------------------------------------------------------------------------------
      CLASS 529-F                     5,000                      1,000
------------------------------------------------------------------------------
       CLASS R-1                     50,000                     13,000
------------------------------------------------------------------------------
       CLASS R-2                    690,000                    155,000
------------------------------------------------------------------------------
       CLASS R-3                    566,000                    127,000
------------------------------------------------------------------------------
       CLASS R-4                     44,000                     11,000
------------------------------------------------------------------------------


                      The Income Fund of America -- Page 27

OTHER COMPENSATION TO DEALERS -- American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers who have sold shares of the American Funds. The level of payments made to a qualifying dealer in any given year will vary and in no case would exceed the sum of (a) 0.10% of the previous year's fund sales by that dealer and (b) 0.02% of assets attributable to that dealer. For 2004, aggregate payments made by American Funds Distributors to dealers will equal approximately 0.02% of the assets of the American Funds. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the American Funds that are conducted by dealers, including those outside the top 75 firms.


As of March 2004, the top dealers that American Funds Distributors anticipates will receive additional compensation include:

     1717 Capital Management Company
     A. G. Edwards & Sons, Inc.
     AIG Advisors Group
     American General Securities Inc.
     Ameritas Investment Corp.
     AXA Advisors, LLC
     Cadaret, Grant & Co., Inc.
     Cambridge Investment Research, Inc.
     Capital Analysts, Inc.
     Commonwealth Financial Network
     Cuna Brokerage Services, Inc.
     Deutsche Bank Securities Inc.
     Edward Jones
     Ferris, Baker Watts, Inc.
     Hefren-Tillotson, Inc.
     Hornor, Townsend & Kent, Inc.
     ING Advisors Network Inc.
     InterSecurities, Inc./Transamerica Financial Advisors, Inc.
     Investacorp, Inc.
     Janney Montgomery Scott LLC
     Jefferson Pilot Securities Corporation
     JJB Hilliard, WL Lyons, Inc./PNC Bank
     Legg Mason Wood Walker, Inc.

                      The Income Fund of America -- Page 28

     Lincoln Financial Advisors Corporation
     Linsco/Private Ledger Corp.
     McDonald Investments Inc./Society National Bank
     Merrill Lynch, Pierce, Fenner & Smith Inc.
     Metlife Enterprises
     MML Investors Services, Inc.
     Morgan Keegan & Company, Inc.
     NatCity Investment, Inc.
     National Planning Holdings Inc.
     NFP Securities, Inc.
     Northwestern Mutual Investment Services, LLC.
     Pacific Select Distributors Inc.
     Park Avenue Securities LLC
     Piper Jaffray & Co.
     Princor Financial Services/PPI Employee Benefits
     ProEquities, Inc.
     Raymond James Financial Services/Raymond James & Associates
     RBC Dain Rauscher Inc.
     Robert W. Baird & Co. Inc.
     Securian Financial Services/C.R.I. Securities Inc.
     Securities Service Network Inc.
     Signator Investors, Inc.
     Smith Barney
     Stifel, Nicolaus & Company, Inc.
     Terra Securities Corporation
     The O.N. Equity Sales Company
     UBS Financial Services Inc.
     US Bancorp Investments, Inc.
     Wachovia Securities
     WS Griffith Securities, Inc.

                      EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. The investment adviser strives to obtain best execution on the fund's portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. The fund does not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations. Subject to the considerations outlined above, the investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the fund's portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Further, when the investment adviser places orders for the fund's portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser. The investment adviser may, however, give consideration to investment research, statistical or other related services provided to the adviser in placing orders for the fund's portfolio transactions.

                      The Income Fund of America -- Page 29

Portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.


Brokerage commissions paid on portfolio transactions, including investment dealer concessions on underwritings, if applicable, for the fiscal years ended July 31, 2004, 2003 and 2002 amounted to $38,953,000, $40,825,000 and
$28,054,000, respectively. The volume of trading activity increased from 2002 to 2003, resulting in an increase in brokerage commissions and dealer concessions paid on portfolio transactions.


The fund is required to disclose information regarding investments in the securities of its "regular" broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund's portfolio transactions during the fund's most recent fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund's most recent fiscal year; or
(c) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund's most recent fiscal year. At the end of the fund's most recent fiscal year, the fund held equity securities of Bank of America Corp. in the amount of $993,723,000; J.P. Morgan Chase & Co. in the amount of $442,360,000; Wachovia Corp. in the amount of $188,317,000; and Citigroup Inc. in the amount of $50,483,000 and debt securities of J.P. Morgan Chase & Co. in the amount of $132,634,000; Bank of America Corp. in the amount of $79,812,000; and Credit Suisse First Boston, Inc. in the amount of $5,118,000.

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.


Orders received by the investment dealer or authorized designee, the Transfer Agent or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.


Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the

                      The Income Fund of America -- Page 30

Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day; Martin Luther King, Jr. Day; Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).


All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset values per share for each share class are determined, as follows:


1. Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.


Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


Securities and assets for which market quotations are not readily available or are considered unreliable are valued at fair value as determined in good faith under policies approved by the fund's Board. Subject to Board oversight, the fund's Board has delegated the obligation to make fair valuation determinations to a Valuation Committee established by the fund's investment adviser. The Board receives regular reports describing fair-valued securities and the valuation methods used.


The Valuation Committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable, are valued in good faith by the Valuation Committee based upon what the fund might reasonably expect to receive upon their current sale. The Valuation Committee considers all indications of value available to it in determining the fair value to be assigned to a particular security, including, without limitation, the type and cost of the security, contractual or legal restrictions on resale of the security, relevant

                      The Income Fund of America -- Page 31
financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions.


2. Each class of shares represents interests in the same portfolio of investments and is otherwise identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class on the basis of the relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to the respective share classes.

3. Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearer cent, is the net asset value per share for that share class.

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of the fund without the consent of a majority of the fund's Board.


                            TAXES AND DISTRIBUTIONS

FUND TAXATION -- The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances, the fund may determine that it is in the interest of shareholders to distribute less than that amount.


To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer or two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses.

                      The Income Fund of America -- Page 32

Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (a) 98% of ordinary income (generally net investment income) for the calendar year, (b) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year) and
(c) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (a) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (b) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is in the interest of shareholders to distribute a lesser amount.


The following information may not apply to you if you hold fund shares in a tax-deferred account, such as a retirement plan or education savings account. Please see your tax adviser for more information.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS -- Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class, unless shareholders indicate in writing that they wish to receive them in cash or in shares of the same class of other American Funds, as provided in the prospectus. Dividends and capital gain distributions by 529 share classes will be automatically reinvested.


Distributions of investment company taxable income and net realized capital gains to individual shareholders will be taxable whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of that share on the reinvestment date. Dividends and capital gain distributions by the fund to a retirement plan account currently are not taxable.


     DIVIDENDS -- The fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses. To the extent the fund invests in stock of domestic and certain foreign corporations, it may receive "qualified dividends". The fund will designate the amount of "qualified dividends" to its shareholders in a notice sent within 60 days of the close of its fiscal year and will report "qualified dividends" to shareholders on Form 1099-DIV.

     Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and

                      The Income Fund of America -- Page 33
     the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as Section 988 gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.


     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.


     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.


     Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund may be eligible for the deduction for dividends received by corporations. Corporate shareholders will be informed of the portion of dividends that so qualifies. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law, and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 90-day period beginning on the date that is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.


     A portion of the difference between the issue price of zero coupon securities and their face value (original issue discount) is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund that must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.


     In addition, some of the bonds may be purchased by the fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents

                      The Income Fund of America -- Page 34
     market discount for federal income tax purposes. The gain realized on the disposition of any bond having a market discount may be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond or a fund may elect to include the market discount in income in tax years to which it is attributable. Generally, accrued market discount may be figured under either the ratable accrual method or constant interest method. If the fund has paid a premium over the face amount of a bond, the fund has the option of either amortizing the premium until bond maturity and reducing the fund's basis in the bond by the amortized amount, or not amortizing and treating the premium as part of the bond's basis. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as a short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as a short-term capital gain.


     Dividend and interest income received by the fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States, however, may reduce or eliminate these foreign taxes. Most foreign countries do not impose taxes on capital gains with respect to investments by foreign investors.


     CAPITAL GAIN DISTRIBUTIONS -- The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 15% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.


SHAREHOLDER TAXATION -- In January of each year, individual shareholders holding fund shares in taxable accounts will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.


     DIVIDENDS -- Fund dividends are taxable to shareholders as ordinary income. Under the 2003 Tax Act, all or a portion of a fund's dividend distribution may be a "qualified dividend." Only fund dividends derived from qualified corporation dividends paid to the fund after December 31, 2002, and held by the fund for the appropriate holding period, will be distributed to shareholders as qualified dividends. Interest income from bonds and money market instruments and nonqualified foreign dividends will be distributed to shareholders as nonqualified fund dividends. The fund will report on Form 1099-DIV the amount of each shareholder's dividend that may be treated as a qualified dividend. If a shareholder meets the requisite holding period requirement, qualified dividends are taxable at a maximum tax rate of 15%.

                      The Income Fund of America -- Page 35

     CAPITAL GAINS -- Distributions of the excess of net long-term capital gains over net short-term capital losses that the fund properly designates as "capital gain dividends" generally will be taxable as long-term capital gain. Regardless of the length of time the shares of the fund have been held by a shareholder, a capital gain distribution realized by the fund is subject to a maximum tax rate of 15%. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.

Distributions by the fund result in a reduction in the net asset value of the fund's shares. Investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.


Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder. However, conversion from one class to another class in the same fund should not be a taxable event.


If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other funds. Also, any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.


The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to backup withholding of federal income tax in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.

                      The Income Fund of America -- Page 36

Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.


UNLESS OTHERWISE NOTED, ALL REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR F SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F SHARES. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY RELATING TO COLLEGEAMERICA ACCOUNTS. SHAREHOLDERS HOLDING SHARES THROUGH AN ELIGIBLE RETIREMENT PLAN SHOULD CONTACT THEIR PLANS' ADMINISTRATOR OR RECORDKEEPER FOR INFORMATION REGARDING PURCHASES, SALES AND EXCHANGES.

                        PURCHASE AND EXCHANGE OF SHARES

PURCHASES BY INDIVIDUALS -- As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial adviser or investment dealer authorized to sell the fund's shares. You may make investments by any of the following means:


     CONTACTING YOUR INVESTMENT ADVISER -- Deliver or mail a check to your financial adviser.

     BY MAIL -- For initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application. Please indicate an investment dealer on the account application. You may make additional investments by filling out the "Account Additions" form at the bottom of a recent account statement and mailing the form, along with a check made payable to the fund, using the envelope provided with your account statement.

     BY TELEPHONE -- using the American FundsLine. Please see the "Shareholder account services and privileges" section of this document for more information regarding this service.

     BY INTERNET -- using americanfunds.com. Please see the "Shareholder account services and privileges" section of this document for more information regarding this service.

     BY WIRE -- If you are making a wire transfer, instruct your bank to wire funds to:

           Wells Fargo Bank
           155 Fifth Street, Sixth Floor
           San Francisco, CA 94106
           (ABA #121000248)


           For credit to the account of American Funds Service Company A/c# 4600-076178
           (fund name)
           (your fund acct. no.)

     You may obtain your account number by calling 800/421-1080. Please indicate an investment dealer on the account.

All investments are subject to the purchase minimums and maximums described in the prospectus. The fund and the Principal Underwriter reserve the right to reject any purchase order.

                      The Income Fund of America -- Page 37

Class 529 shares may be purchased by investors only through CollegeAmerica accounts. Class 529-E shares may be purchased only by investors participating in CollegeAmerica through an eligible employer plan. In addition, the state tax-exempt funds are offered only in certain states, and tax-exempt funds in general should not serve as retirement plan investments.


PURCHASES BY RETIREMENT PLANS -- Eligible retirement plans may generally open an account and purchase Class A and R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in the fund's prospectus and statement of additional information) authorized to sell the fund's shares. Additional shares may be purchased through a plan's administrator or recordkeeper.


Class R shares are generally only available to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, and nonqualified deferred compensation plans. Class R shares are also generally only available to retirement plans where plan level or omnibus accounts (i.e., no participant accounts) are held on the books of a fund. In addition, Class R-5 shares are generally only available to retirement plans with at least $1 million or more in plan assets. Class R shares are generally not available to retail nonretirement accounts, Traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and CollegeAmerica accounts.


Class A shares are generally not available for retirement plans using the PlanPremier or Recordkeeper Direct/SM/ recordkeeping programs. Class B and C shares generally are not available to certain employer-sponsored retirement plans, such as 401(k) plans, 457 plans, employer-sponsored 403(b) plans and money purchase pension and profit-sharing plans.


EXCHANGES -- You may only exchange shares into other American Funds within the same share class. However, exchanges from Class A shares of The Cash Management Trust of America may be made to Class B or C shares of other American Funds for dollar cost averaging purposes. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from American Funds money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be done through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.


You may exchange shares of other classes by contacting the Transfer Agent, by contacting your investment dealer or financial adviser, by using American FundsLine or americanfunds.com, or by telephoning 800/421-0180 toll-free, or faxing (see "American Funds Service Company service areas" in the prospectus for the appropriate fax numbers) the Transfer Agent. For more information, see "Shareholder account services and privileges" below. THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


Shares held in employer-sponsored retirement plans may be exchanged into other American Funds by contacting your plan administrator or recordkeeper. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see "Price of shares" above).

                      The Income Fund of America -- Page 38

FREQUENT TRADING OF FUND SHARES -- As noted in the prospectus, beginning on January 12, 2005, certain redemptions may trigger a purchase block lasting 30 calendar days. The following transactions are exempt from this general purchase block policy:


     .Systematic redemptions (e.g., regular periodic automatic redemptions), where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption, will not result in future purchases being prevented.

     .Purchases (including purchases that are part of an exchange transaction) of shares having a value of less than $5,000 will not be prevented.

     .Systematic purchases (e.g., regular periodic automatic transactions, automatic reinvestments of dividends and capital gain distributions, and Statement of Intention escrow share redemptions), where the entity maintaining the shareholder account is able to identify the transaction as a systematic purchase, will not be prevented.

     .Purchase transactions involving transfers of assets, rollovers, Roth
          IRA conversions and IRA re-characterizations will not be prevented.

OTHER POTENTIALLY ABUSIVE ACTIVITY -- In addition to implementing purchase blocks, American Funds Service Company will monitor for other types of activity that could potentially be harmful to the American Funds - for example, short-term trading activity in multiple funds. When identified, American Funds Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.


                                 SALES CHARGES

CLASS A SALES CHARGES -- Class A shares of the fund are sold with a maximum initial sales charge of 5.75%. This charge is reduced for purchases of $25,000 or more and eliminated for purchases of $1 million or more.


The initial sales charge paid by you on investments in Class A shares, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the prospectus due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares.


Similarly, any contingent deferred sales charge paid by you on investments in Class A, B or C shares, expressed as a percentage of the applicable redemption amount, may be higher or lower than the percentages described in the prospectus due to rounding.


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES -- As described in the prospectus, certain purchases of Class A shares are not subject to a sales charge. Additional information regarding certain of such purchases is described below.

                      The Income Fund of America -- Page 39

     EMPLOYER-SPONSORED RETIREMENT PLANS

     As noted in the prospectus, employer-sponsored retirement plans are not eligible to purchase Class A shares without a sales charge, or establish a statement of intention to do so, unless they are currently invested in Class A shares.403(b) plans may be treated as employer-sponsored plans for sales charge purposes if: (a) the American Funds are principal investment options; (b) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (c) there is only one dealer firm assigned to the plans.

     OTHER PURCHASES

     Pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund Administration Unit, or by his or her designee, Class A shares of the American Funds stock, stock/bond and bond funds may be sold at net asset value to:

     (1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

     (2) current registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

     (3) current registered investment advisers registered with the Principal Underwriter and assistants directly employed by such registered investment advisers, retired registered investment advisers with respect to accounts established while active, or full-time employees of registered investment advisers registered with the Principal Underwriter (and their spouses, parents and children), and plans for such persons;

     (4) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

     (5)  insurance company separate accounts;

     (6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

     (7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;

     (8) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, or an individual or entity related or relating to such individual or entity;

                      The Income Fund of America -- Page 40

     (9) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.; and

     (10) full-time employees of banks that have sales agreements with the Principal Underwriter, who are solely dedicated to supporting the sale of mutual funds.

     Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.

     DEALER COMMISSIONS AND COMPENSATION -- Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to sales charges. These purchases consist of purchases of $1 million or more, purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, IRA rollover accounts of $1 million or more and purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on such investments are paid to dealers at the following rates: 1.00% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.

     A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE -- As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares. Additional information about Class A sales charge reductions is provided below.


     STATEMENT OF INTENTION -- By establishing a statement of intention (the "Statement"), you enter into a nonbinding commitment to purchase shares of American Funds non-money market funds over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

     When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. The dealer assigned to the account at the end of the period will receive an appropriate commission adjustment. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to

                      The Income Fund of America -- Page 41
     pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Accordingly, upon your request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.

     Existing holdings eligible for rights of accumulation (see below) may be credited toward satisfying the Statement.

     The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the total monthly investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than shares representing direct purchases of money market funds) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

     AGGREGATION -- Qualifying investments for aggregation include those made by you and your "immediate family" as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:

     .individual-type employee benefit plan(s), such as an IRA, 403(b) plan
          (see exception below) or single-participant Keogh-type plan;

     .business accounts solely controlled by you or your immediate family
          (for example, you own the entire business);

     .trust accounts established by you or your immediate family (however, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust);

     .endowments or foundations established and controlled by you or your immediate family; or

     .CollegeAmerica accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan).

                      The Income Fund of America -- Page 42

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     .for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

     .made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding individual-type employee benefit plans described above;

     .for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     .for nonprofit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation), or any endowments or foundations established and controlled by the organization; or

     .for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan (see "Class A purchases not subject to sales charges" above), or made for two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES -- As described in the prospectus, you may reduce your Class A sales charge by combining purchases of all classes of shares in the American Funds, as well as individual holdings in Endowments, American Legacy variable annuity contracts and variable life insurance policies. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds money market funds are excluded.

     RIGHTS OF ACCUMULATION -- Subject to the limitations described in the aggregation policy, you may take into account the current value of your existing holdings in all share classes of the American Funds, as well as your holdings in Endowments, to determine your sales charge on investments in accounts eligible to be aggregated. Alternatively, if your investment is not in an employer-sponsored retirement plan, upon your request, you may take into account the amount you invested less any withdrawals (however, for this purpose, the amount invested does not include capital appreciation or reinvested dividends and capital gains). When determining your sales charge, you may also take into account the value of your individual holdings, as of the end of the week prior to your investment, in various American Legacy variable annuity contracts and variable life insurance policies. An employer-sponsored retirement plan may also take into account the current value of its investments in American Legacy Retirement Investment Plans. Direct purchases of American Funds money market funds are excluded. If you make a gift of shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and American Legacy accounts.

                      The Income Fund of America -- Page 43

CDSC WAIVERS FOR CLASS A, B AND C SHARES -- As noted in the prospectus, a contingent deferred sales charge ("CDSC") may be waived for redemptions due to death or postpurchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant's death and removes the decedent's name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.


In addition, a CDSC may be waived for the following types of transactions, if together they do not exceed 12% of the value of an "account" (defined below) annually (the "12% limit"):


     . Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70-1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

     . Redemptions through a systematic withdrawal plan (SWP) (see "Automatic withdrawals" under "Shareholder account services and privileges" below). For each SWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular SWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through a SWP will also count toward the 12% limit. In the case of a SWP, the 12% limit is calculated at the time a systematic redemption is first made, and is recalculated at the time each additional systematic redemption is made. Shareholders who establish a SWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

     For purposes of this paragraph, "account" means:

     .in the case of Class A shares, your investment in Class A shares of all American Funds (investments representing direct purchases of American Funds money market funds are excluded);

     .in the case of Class B shares, your investment in Class B shares of the particular fund from which you are making the redemption; and

     .in the case of Class C shares, your investment in Class C shares of the particular fund from which you are making the redemption.

CDSC waivers are allowed only in the cases listed here and in the prospectus. For example, CDSC waivers will not be allowed on redemptions of Class 529-B and 529-C shares due to termination of CollegeAmerica; a determination by the Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or the Virginia College Savings Plan eliminating the fund as an option for additional investment within CollegeAmerica.

                      The Income Fund of America -- Page 44

                                 SELLING SHARES

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service Company directly, any such request must be signed by the registered shareholders.


A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.


Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.


If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


You may request that redemption proceeds of $1,000 or more from money market funds be wired to your bank by writing American Funds Service Company. A signature guarantee is required on all requests to wire funds.


                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges may not be available for Class 529 shareholders or if your account is held with an investment dealer or through an employer-sponsored retirement plan.


AUTOMATIC INVESTMENT PLAN -- An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount that you would like to invest ($50 minimum) and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related

                      The Income Fund of America -- Page 45
investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer Agent.


AUTOMATIC REINVESTMENT -- Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid to retirement plan shareholders as shareholders of the 529 share classes will be automatically reinvested.


If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.


CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -- For all share classes, except the 529 classes of shares, you may cross-reinvest dividends and capital gains (distributions) into other American Funds in the same share class at net asset value, subject to the following conditions:


(1) the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement);

(2) if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested; and

(3) if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

AUTOMATIC EXCHANGES -- For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.


AUTOMATIC WITHDRAWALS -- For all share classes, except the 529 classes of shares, you may automatically withdraw shares from any of the American Funds. You can make automatic withdrawals of $50 or more as often as you wish if your account is worth at least $10,000, or up to four times a year for an account worth at least $5,000. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday.


Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and

                      The Income Fund of America -- Page 46
increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.


ACCOUNT STATEMENTS -- Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.


AMERICAN FUNDSLINE AND AMERICANFUNDS.COM -- You may check your share balance, the price of your shares or your most recent account transaction; redeem shares (up to $75,000 per American Funds shareholder each day) from nonretirement plan accounts; or exchange shares around the clock with American FundsLine or using americanfunds.com. To use American FundsLine, call 800/325-3590 from a TouchTone(TM) telephone. Redemptions and exchanges through American FundsLine and americanfunds.com are subject to the conditions noted above and in "Telephone and Internet purchases, redemptions and exchanges" below. You will need your fund number (see the list of the American Funds under "General information -- fund numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.


Generally, all shareholders are automatically eligible to use these services. However, if you are not currently authorized to do so, you may complete an American FundsLink Authorization Form. Once you establish this privilege, you, your financial adviser or any person with your account information may use these services.


TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES -- By using the telephone (including American FundsLine) or the Internet (including americanfunds.com), or fax purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) that may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.


CHECKWRITING -- You may establish check writing privileges using an account application. If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your checking account signature card. Check writing is not available for any of the 529 share classes or B, C or F share classes of The Cash Management Trust of America.


REDEMPTION OF SHARES -- The fund's Articles of Incorporation permit the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per

                      The Income Fund of America -- Page 47
share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Directors of the fund may from time to time adopt.


While payment of redemptions normally will be in cash, the fund's Articles of Incorporation permit payment of the redemption price wholly or partly in securities or other property included in the assets belonging to the fund when in the opinion of the fund's Board of Directors, which shall be conclusive, conditions exist which make payment wholly in cash unwise or undesirable.


SHARE CERTIFICATES -- Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent. Certificates are not available for the 529 or R share classes.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS -- Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to subcustodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 135 South State College Boulevard, Brea, CA 92821-5823. American Funds Service Company was paid a fee of $21,011,000 for Class A shares and $2,025,000 for Class B shares for the 2004 fiscal year.


In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the fund as disclosed in the prospectus.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -- Deloitte & Touche LLP, Two California Plaza, 350 South Grand Avenue, Suite 200, Los Angeles, CA 90071, serves as the fund's independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this statement of additional information from the annual report have been so included in reliance on the report of Deloitte & Touche LLP, independent registered public accounting firm, given on the authority of said firm as experts in accounting and auditing. The selection of the fund's independent registered public accounting firm is reviewed and determined annually by the Board of Directors.


INDEPENDENT LEGAL COUNSEL -- Paul, Hastings, Janofsky & Walker LLP, 515 South Flower Street, Los Angeles, CA 90071, serves as counsel for the fund and for Directors who are not "interested

                      The Income Fund of America -- Page 48
persons" (as defined by the 1940 Act) of the fund in their capacities as such. Certain legal matters in connection with the capital shares offered by the prospectus have been passed upon for the fund by Paul, Hastings, Janofsky & Walker LLP. Counsel does not provide legal services to the fund's investment adviser or any of its affiliated companies. A determination with respect to the independence of the fund's "independent legal counsel" will be made at least annually by the independent Directors of the fund, as prescribed by the 1940 Act and the related rules.


PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS -- The fund's fiscal year ends on July 31. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent registered public accounting firm, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.


CODES OF ETHICS -- The fund and Capital Research and Management Company and its affiliated companies, including the fund's Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


OTHER INFORMATION -- The financial statements including the investment portfolio and the report of independent auditors contained in the annual report are included in this statement of additional information. The following information is not included in the annual report:


DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- JULY 31, 2004

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $17.10
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $18.14


                      The Income Fund of America -- Page 49

FUND NUMBERS -- Here are the fund numbers for use with our automated telephone line, American FundsLine/(R)/, or when making share transactions:

                                                                            FUND NUMBERS
                                                                 ------------------------------------
FUND                                                             CLASS A  CLASS B  CLASS C   CLASS F
-----------------------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . .     002      202      302       402
American Balanced Fund/(R)/  . . . . . . . . . . . . . . . . .     011      211      311       411
American Mutual Fund/(R)/  . . . . . . . . . . . . . . . . . .     003      203      303       403
Capital Income Builder/(R)/  . . . . . . . . . . . . . . . . .     012      212      312       412
Capital World Growth and Income Fund/SM/ . . . . . . . . . . .     033      233      333       433
EuroPacific Growth Fund/(R)/ . . . . . . . . . . . . . . . . .     016      216      316       416
Fundamental Investors/SM/  . . . . . . . . . . . . . . . . . .     010      210      310       410
The Growth Fund of America/(R)/  . . . . . . . . . . . . . . .     005      205      305       405
The Income Fund of America/(R)/  . . . . . . . . . . . . . . .     006      206      306       406
The Investment Company of America/(R)/ . . . . . . . . . . . .     004      204      304       404
The New Economy Fund/(R)/  . . . . . . . . . . . . . . . . . .     014      214      314       414
New Perspective Fund/(R)/  . . . . . . . . . . . . . . . . . .     007      207      307       407
New World Fund/SM/ . . . . . . . . . . . . . . . . . . . . . .     036      236      336       436
SMALLCAP World Fund/(R)/ . . . . . . . . . . . . . . . . . . .     035      235      335       435
Washington Mutual Investors Fund/SM/ . . . . . . . . . . . . .     001      201      301       401
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/  . . . . . . . .     040      240      340       440
American High-Income Trust/SM/ . . . . . . . . . . . . . . . .     021      221      321       421
The Bond Fund of America/SM/ . . . . . . . . . . . . . . . . .     008      208      308       408
Capital World Bond Fund/(R)/ . . . . . . . . . . . . . . . . .     031      231      331       431
Intermediate Bond Fund of America/SM/  . . . . . . . . . . . .     023      223      323       423
Limited Term Tax-Exempt Bond Fund of America/SM/ . . . . . . .     043      243      343       443
The Tax-Exempt Bond Fund of America/(R)/ . . . . . . . . . . .     019      219      319       419
The Tax-Exempt Fund of California/(R)/*  . . . . . . . . . . .     020      220      320       420
The Tax-Exempt Fund of Maryland/(R)/*  . . . . . . . . . . . .     024      224      324       424
The Tax-Exempt Fund of Virginia/(R)/*  . . . . . . . . . . . .     025      225      325       425
U.S. Government Securities Fund/SM/  . . . . . . . . . . . . .     022      222      322       422
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/  . . . . . . . . . .     009      209      309       409
The Tax-Exempt Money Fund of America/SM/ . . . . . . . . . . .     039      N/A      N/A       N/A
The U.S. Treasury Money Fund of America/SM/  . . . . . . . . .     049      N/A      N/A       N/A
___________
*Available only in certain states.


                      The Income Fund of America -- Page 50

                                                 FUND NUMBERS
                                  ---------------------------------------------
                                   CLASS    CLASS    CLASS    CLASS     CLASS
FUND                               529-A    529-B    529-C    529-E     529-F
-------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund  . . . . . . . . . .    1002     1202     1302     1502      1402
American Balanced Fund  . . . .    1011     1211     1311     1511      1411
American Mutual Fund  . . . . .    1003     1203     1303     1503      1403
Capital Income Builder  . . . .    1012     1212     1312     1512      1412
Capital World Growth and Income
Fund  . . . . . . . . . . . . .    1033     1233     1333     1533      1433
EuroPacific Growth Fund . . . .    1016     1216     1316     1516      1416
Fundamental Investors . . . . .    1010     1210     1310     1510      1410
The Growth Fund of America  . .    1005     1205     1305     1505      1405
The Income Fund of America  . .    1006     1206     1306     1506      1406
The Investment Company of
America . . . . . . . . . . . .    1004     1204     1304     1504      1404
The New Economy Fund  . . . . .    1014     1214     1314     1514      1414
New Perspective Fund  . . . . .    1007     1207     1307     1507      1407
New World Fund  . . . . . . . .    1036     1236     1336     1536      1436
SMALLCAP World Fund . . . . . .    1035     1235     1335     1535      1435
Washington Mutual Investors Fund
  . . . . . . . . . . . . . . .    1001     1201     1301     1501      1401
BOND FUNDS
American High-Income Trust  . .    1021     1221     1321     1521      1421
The Bond Fund of America  . . .    1008     1208     1308     1508      1408
Capital World Bond Fund . . . .    1031     1231     1331     1531      1431
Intermediate Bond Fund of
America . . . . . . . . . . . .    1023     1223     1323     1523      1423
U.S. Government Securities Fund    1022     1222     1322     1522      1422
MONEY MARKET FUND
The Cash Management Trust of
America . . . . . . . . . . . .    1009     1209     1309     1509      1409



                      The Income Fund of America -- Page 51

                                                    FUND NUMBERS
                                       ----------------------------------------
                                       CLASS   CLASS   CLASS   CLASS    CLASS
FUND                                    R-1     R-2     R-3     R-4      R-5
-------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund . . . . . . . . . . . . .    2102    2202    2302    2402     2502
American Balanced Fund . . . . . . .    2111    2211    2311    2411     2511
American Mutual Fund . . . . . . . .    2103    2203    2303    2403     2503
Capital Income Builder . . . . . . .    2112    2212    2312    2412     2512
Capital World Growth and Income Fund    2133    2233    2333    2433     2533
EuroPacific Growth Fund  . . . . . .    2116    2216    2316    2416     2516
Fundamental Investors  . . . . . . .    2110    2210    2310    2410     2510
The Growth Fund of America . . . . .    2105    2205    2305    2405     2505
The Income Fund of America . . . . .    2106    2206    2306    2406     2506
The Investment Company of America  .    2104    2204    2304    2404     2504
The New Economy Fund . . . . . . . .    2114    2214    2314    2414     2514
New Perspective Fund . . . . . . . .    2107    2207    2307    2407     2507
New World Fund . . . . . . . . . . .    2136    2236    2336    2436     2536
SMALLCAP World Fund  . . . . . . . .    2135    2235    2335    2435     2535
Washington Mutual Investors Fund . .    2101    2201    2301    2401     2501
BOND FUNDS
American High-Income Municipal Bond
Fund . . . . . . . . . . . . . . . .     N/A     N/A     N/A     N/A     2540
American High-Income Trust . . . . .    2121    2221    2321    2421     2521
The Bond Fund of America . . . . . .    2108    2208    2308    2408     2508
Capital World Bond Fund  . . . . . .    2131    2231    2331    2431     2531
Intermediate Bond Fund of America  .    2123    2223    2323    2423     2523
Limited Term Tax-Exempt Bond Fund of
America. . . . . . . . . . . . . . .     N/A     N/A     N/A     N/A     2543
The Tax-Exempt Bond Fund of America      N/A     N/A     N/A     N/A     2519
The Tax-Exempt Fund of California* .     N/A     N/A     N/A     N/A     2520
The Tax-Exempt Fund of Maryland* . .     N/A     N/A     N/A     N/A     2524
The Tax-Exempt Fund of Virginia* . .     N/A     N/A     N/A     N/A     2525
U.S. Government Securities Fund  . .    2122    2222    2322    2422     2522
MONEY MARKET FUNDS
The Cash Management Trust of America    2109    2209    2309    2409     2509
The Tax-Exempt Money Fund of America     N/A     N/A     N/A     N/A     2539
The U.S. Treasury Money Fund of
America  . . . . . . . . . . . . . .    2149    2249    2349    2449     2549
___________
*Available only in certain states.



                      The Income Fund of America -- Page 52

                                    APPENDIX

The following descriptions of debt security ratings are based on information provided by Moody's Investors Service (Moody's) and Standard & Poor's Corporation (Standard & Poor's).


                          DESCRIPTION OF BOND RATINGS

MOODY'S
LONG-TERM RATING DEFINITIONS

AAA
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.


AA
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.


A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.


BAA
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.


BA
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.


B
Obligations rated B are considered speculative and are subject to high credit risk.


CAA
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.


CA
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.


C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.


NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                      The Income Fund of America -- Page 53

STANDARD & POOR'S
LONG-TERM ISSUE CREDIT RATINGS

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.


AA
An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.


A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.


BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


BB, B, CCC, CC, AND C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.


BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.


B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.


CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.


CC
An obligation rated CC is currently highly vulnerable to nonpayment.

                      The Income Fund of America -- Page 54

C
The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.


D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


PLUS (+) OR MINUS (-)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                      The Income Fund of America -- Page 55

THE PORTFOLIO AT A GLANCE


JULY 31,2004

[begin pie chart]
                                                  Percent
                                                   of net
Investment portfolio                               assets

U.S. equity-type securities                          49.8 %
Non-U.S. equity-type securities                      18.7
U.S. Treasury & agency obligations                    2.9
Other fixed-income securities                        21.0
Cash & equivalents                                    7.6

[end pie chart]


                                                     Percent
                                                      of net
FIVE LARGEST SECTORS IN COMMON STOCK HOLDINGS         assets

Financials                                              17.2 %
Telecommunication services                               7.8
Utilities                                                7.7
Consumer staples                                         6.8
Materials                                                6.6


                                                     Percent
                                                      of net
TEN LARGEST COMMON STOCK HOLDINGS                     assets

Bank of America                                          2.2 %
Royal Dutch Petroleum/"Shell" Transport and Trading      1.8
SBC Communications                                       1.8
Verizon Communications                                   1.7
Dow Chemical                                             1.4
Bristol-Myers Squibb                                     1.3
General Motors                                           1.2
General Electric                                         1.0
Altria Group                                             1.0
Weyerhaeuser                                             1.0




JULY 31, 2003

[begin pie chart]
                                               Percent
                                                of net
Investment portfolio                            assets

U.S. equity-type securities                       46.4 %
Non-U.S. equity-type securities                   17.0
U.S. Treasury & agency obligations                 6.2
Other fixed-income securities                     25.7
Cash & equivalents                                 4.7
[end pie chart]

                                                   Percent
                                                    of net
FIVE LARGEST SECTORS IN COMMON STOCK HOLDINGS       assets

Financials                                            13.8 %
Utilities                                              6.3
Materials                                              6.1
Consumer staples                                       5.8
Industrials                                            5.0



                                                   Percent
                                                    of net
TEN LARGEST COMMON STOCK HOLDINGS                   assets

FleetBoston Financial                                  1.7 %
Weyerhaeuser                                           1.3
Bristol-Myers Squibb                                   1.3
Dow Chemical                                           1.3
SBC Communications                                     1.3
J.P. Morgan Chase                                      1.1
Royal Dutch Petroleum/"Shell" Transport and Trading    1.1
Societe Generale                                       0.9
General Electric                                       0.9
General Motors                                         0.9


INCOME FUND OF AMERICA
INVESTMENT PORTFOLIO
July 31, 2004

                                                                                                              Market value
COMMON STOCKS -- 62.21%                                                                            Shares            (000)

FINANCIALS -- 16.78%
Bank of America Corp.                                                                          11,689,487         $993,723
J.P. Morgan Chase & Co.                                                                        11,850,000          442,360
HSBC Holdings PLC (United Kingdom)                                                             18,905,567          277,311
HSBC Holdings PLC (Hong Kong)                                                                   9,264,821          136,611
Societez Generale                                                                               5,044,800          412,970
Washington Mutual, Inc.                                                                         8,265,000          320,682
Boston Properties, Inc.                                                                         4,955,000          262,119
U.S. Bancorp                                                                                    9,250,000          261,775
iStar Financial, Inc.(1)                                                                        6,885,000          261,630
Wells Fargo & Co.                                                                               4,335,000          248,872
Fannie Mae                                                                                      3,195,000          226,717
Lloyds TSB Group PLC                                                                           29,500,000          220,911
Equity Residential                                                                              7,387,700          218,307
Wachovia Corp.                                                                                  4,250,000          188,317
Commonwealth Bank of Australia                                                                  8,251,183          180,502
Kimco Realty Corp.                                                                              3,290,000          158,249
Developers Diversified Realty Corp.                                                             4,270,000          153,208
ING Groep NV                                                                                    6,189,076          143,226
Westpac Banking Corp.                                                                          11,558,661          136,471
Health Care Property Investors, Inc.                                                            4,863,800          121,400
ABN AMRO Holding NV                                                                             5,807,063          121,282
Fortis                                                                                          4,880,000          106,079
PNC Financial Services Group, Inc.                                                              2,000,000          101,200
Bank of Nova Scotia                                                                             3,600,000           99,187
Arthur J. Gallagher & Co.                                                                       3,131,400           96,979
Unibail Holding                                                                                   925,000           96,705
Hang Lung Properties Ltd.                                                                      70,000,000           96,484
Allied Capital Corp.                                                                            3,848,020           94,854
Equity Office Properties Trust                                                                  3,425,000           88,879
XL Capital Ltd., Class A                                                                        1,175,000           83,049
Montpelier Re Holdings Ltd.                                                                     2,290,000           81,020
AMB Property Corp.                                                                              2,295,000           80,646
Weingarten Realty Investors                                                                     2,411,250           74,266
Regency Realty Centers Corp.                                                                    1,650,000           70,125
Allstate Corp.                                                                                  1,475,000           69,443
Lincoln National Corp.                                                                          1,500,000           65,550
Westfield Group(2)                                                                              5,530,000           58,704
Svenska Handelsbanken Group, Class A                                                            2,946,800           54,837
Archstone-Smith Trust                                                                           1,852,000           54,504
St. George Bank Ltd.                                                                            3,565,000           53,082
Hospitality Properties Trust                                                                    1,275,000           50,847
Citigroup Inc.                                                                                  1,145,000           50,483
Maguire Properties, Inc.                                                                        1,850,000           45,788
St. Paul Travelers Companies, Inc.                                                              1,167,400           43,276
Bank of New York Co., Inc.                                                                      1,500,000     $     43,095
Newcastle Investment Corp.                                                                      1,496,900           42,347
Hysan Development Co. Ltd.                                                                     21,702,509           39,096
GATX Corp.                                                                                      1,450,000           36,946
American International Group, Inc.                                                                492,150           34,770
Comerica Inc.                                                                                     500,000           29,235
Irish Life & Permanent PLC                                                                      1,931,100           29,136
Chubb Corp.                                                                                       400,000           27,512
Hang Lung Group Ltd.                                                                           17,400,000           24,876
Wilshire Financial Services Group Inc.(1)                                                       2,150,517           20,043
Mercury General Corp.                                                                             214,800           10,124
                                                                                                                 7,539,810

TELECOMMUNICATION SERVICES -- 7.69%
SBC Communications Inc.                                                                        31,705,000          803,405
Verizon Communications Inc.                                                                    19,560,000          753,842
BellSouth Corp.                                                                                14,845,000          402,151
AT&T Corp.                                                                                     21,131,000          319,078
BT Group PLC                                                                                   71,285,000          244,411
Chunghwa Telecom Co., Ltd. (ADR)                                                                8,400,000          135,072
Chunghwa Telecom Co., Ltd.                                                                     23,782,000           37,488
Telecom Italia SpA, nonvoting                                                                  77,419,765          165,782
TDC A/S                                                                                         4,645,757          150,778
Telefonica, SA                                                                                  9,900,000          143,903
Telefonos de Mexico, SA de CV, Class L (ADR)                                                    3,100,000           95,728
Swisscom AG                                                                                       222,200           72,069
Eircom Group PLC(2)                                                                            27,940,000           48,292
BCE Inc.                                                                                        1,867,106           39,327
NTELOS Inc.(2),(3),(4)                                                                            345,687            9,296
Dobson Communications Corp., Class A(2),(3)                                                     3,480,483            9,293
Telecom Corp. of New Zealand Ltd.                                                               1,957,771            7,608
AirGate PCS, Inc.(2),(3)                                                                          448,263            6,894
Netia SA(2)                                                                                     2,459,749            2,745
XO Communications, Inc.(2)                                                                          6,837               27
                                                                                                                 3,447,189

UTILITIES -- 7.32%
National Grid Transco PLC                                                                      47,470,000          375,313
Southern Co.                                                                                    9,760,000          285,773
E.ON AG                                                                                         3,975,000          282,121
Dominion Resources, Inc.                                                                        3,850,000          244,321
Consolidated Edison, Inc.                                                                       5,815,700          238,269
Duke Energy Corp.                                                                              10,811,607          232,450
Ameren Corp.                                                                                    4,640,300          207,375
Scottish Power PLC                                                                             26,638,100          190,649
DTE Energy Co.                                                                                  4,539,100          182,336
Equitable Resources, Inc.                                                                       2,735,000          140,251
Progress Energy, Inc.                                                                           3,086,924          130,083
American Electric Power Co., Inc.                                                               3,986,300          124,014
Xcel Energy Inc.                                                                                7,180,000          122,778
Energy East Corp.                                                                               4,883,300          118,957
Public Service Enterprise Group Inc.                                                            3,010,000          117,390
Exelon Corp.                                                                                    3,000,000          104,700
FPL Group, Inc.                                                                                 1,155,000           77,766
NiSource Inc.                                                                                   2,750,000           56,925
FirstEnergy Corp.                                                                               1,406,450           54,992
                                                                                                                 3,286,463


CONSUMER STAPLES -- 6.75%
Altria Group, Inc.                                                                              9,817,500    $     467,313
Sara Lee Corp.                                                                                 16,050,000          352,458
H.J. Heinz Co.                                                                                  7,210,000          265,977
ConAgra Foods, Inc.                                                                             9,885,000          257,010
Diageo PLC                                                                                     20,600,000          255,017
Albertson's, Inc.                                                                               9,690,000          236,339
R.J. Reynolds Tobacco Holdings, Inc.                                                            3,231,600          232,514
Unilever NV (New York registered)                                                               2,930,000          179,697
Unilever NV                                                                                       575,000           35,302
Kellogg Co.                                                                                     3,850,000          160,391
General Mills, Inc.                                                                             2,650,000          118,985
Lion Nathan Ltd.                                                                               22,742,756          111,073
Gallaher Group PLC                                                                              7,911,186           94,056
Tesco PLC                                                                                      13,103,469           60,577
Imperial Tobacco Group PLC                                                                      2,765,839           60,089
SABMiller PLC                                                                                   4,311,000           54,895
UST Inc.                                                                                        1,000,000           37,950
Woolworths Ltd.                                                                                 3,510,482           28,804
Kimberly-Clark Corp.                                                                              309,000           19,798
Unilever PLC                                                                                      250,000            2,205
                                                                                                                 3,030,450

MATERIALS -- 6.57%
Dow Chemical Co.                                                                               15,923,000          635,168
Weyerhaeuser Co.                                                                                7,342,000          455,204
E.I. du Pont de Nemours and Co.                                                                10,265,000          440,061
International Paper Co.                                                                         5,239,640          226,510
UPM-Kymmene Corp.                                                                               8,900,000          172,418
DSM NV                                                                                          3,072,005          153,762
Eastman Chemical Co.                                                                            2,908,200          129,938
Lyondell Chemical Co.                                                                           6,470,000          117,625
Rio Tinto PLC                                                                                   4,510,000          117,397
Alcoa Inc.                                                                                      3,200,000          102,496
MeadWestvaco Corp.                                                                              2,800,000           83,608
Temple-Inland Inc.                                                                                995,000           67,909
Worthington Industries, Inc.                                                                    2,976,900           60,967
Stora Enso Oyj, Class R                                                                         3,864,275           53,526
Noranda Inc.(3)                                                                                 1,888,300           31,884
Noranda Inc.                                                                                    1,111,700           18,771
Cia. Vale do Rio Doce, ordinary nominative (ADR)                                                  658,000           35,466
Cia. Vale do Rio Doce, Class A, preferred nominative                                              225,000            9,949
Holmen AB, Class B                                                                                942,900           26,994
Freeport-McMoRan Copper & Gold Inc., Class B                                                      300,000           10,455
                                                                                                                 2,950,108

ENERGY -- 6.13%
Royal Dutch Petroleum Co. (New York registered)                                                 9,595,000          482,629
"Shell" Transport and Trading Company, PLC                                                     26,685,402          193,169
"Shell" Transport and Trading Company, PLC (ADR) (New York registered)                          3,210,000          140,598
ChevronTexaco Corp.                                                                             4,000,000          382,600
Marathon Oil Corp.                                                                             10,135,000          381,785
Kinder Morgan, Inc.                                                                             3,870,000          232,239
Sunoco, Inc.                                                                                    3,100,000          211,327
ENI SpA                                                                                        10,120,000          207,739
ConocoPhillips                                                                                  1,800,000          141,786
Occidental Petroleum Corp.                                                                      2,200,000          108,394
Exxon Mobil Corp.                                                                               2,285,000          105,796
TOTAL SA (ADR)                                                                                    645,000           62,791
Enbridge Inc.                                                                                   1,550,000           58,458
Husky Energy Inc.                                                                               1,920,000           41,698
                                                                                                                 2,751,009

INDUSTRIALS -- 3.57%
General Electric Co.                                                                           14,105,000          468,991
Emerson Electric Co.                                                                            4,425,000          268,598
Hubbell Inc., Class B                                                                           3,213,100          145,232
Raytheon Co.                                                                                    4,269,284          143,234
Volvo AB, Class B                                                                               3,934,100          140,787
Cooper Industries, Ltd., Class A                                                                2,100,000          119,427
ServiceMaster Co.                                                                               7,952,650           92,887
Caterpillar Inc.                                                                                1,200,000           88,188
Sandvik AB                                                                                      2,000,000           68,580
3M Co.                                                                                            800,000           65,888
                                                                                                                 1,601,812

CONSUMER DISCRETIONARY -- 2.59%
General Motors Corp.                                                                           12,350,000          532,779
May Department Stores Co.                                                                      11,823,000          313,664
Kingfisher PLC                                                                                 16,471,629           84,975
DaimlerChrysler AG                                                                              1,804,500           80,378
Kesa Electricals PLC                                                                           13,644,958           69,649
Mitchells & Butlers PLC                                                                         8,875,790           43,491
John Fairfax Holdings Ltd.                                                                     13,688,917           36,161
NTL Inc.(2)                                                                                           100                5
TI Automotive Ltd., Class A (2),(4)                                                             7,000,000                0
                                                                                                                 1,161,102

HEALTH CARE -- 2.53%
Bristol-Myers Squibb Co.                                                                       24,560,000          562,424
Merck & Co., Inc.                                                                               7,810,000          354,184
Eli Lilly and Co.                                                                               1,600,000          101,952
Schering-Plough Corp.                                                                           3,550,000           69,083
Wyeth                                                                                           1,431,500           50,675
Clarent Hospital Corp. (1),(2)                                                                    484,684              606
                                                                                                                 1,138,924

INFORMATION TECHNOLOGY -- 0.27%
Electronic Data Systems Corp.                                                                   6,416,044          118,568
ZiLOG, Inc.(2)                                                                                    455,000            3,458
                                                                                                                   122,026

MISCELLANEOUS -- 2.01%
Other common stocks in initial period of acquisition                                                               904,823


TOTAL COMMON STOCKS (cost: $24,398,755,000)                                                                     27,933,716



                                                                                                Shares or     Market value
PREFERRED STOCKS -- 0.99%                                                                principal amount            (000)

FINANCIALS -- 0.97%
SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred(3),(5)                        $  122,070,000         $141,668
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred(3),(5)                    $   51,700,000           59,802
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred(3),(5)              $   24,300,000           27,429
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual
   preferred(3),(5)                                                                        $   37,500,000           46,175
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up perpetual
   preferred(3),(5)                                                                        $   10,000,000           14,197
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred(3),(5)            $   28,500,000           33,239
BNP Paribas Capital Trust 9.003% noncumulative trust preferred(3),(5)                      $   11,750,000           14,301
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred(3),(5)                      $    4,200,000            4,675
Duke Realty Corp., Series B, 7.99% preferred cumulative step-up premium rate                      300,000           16,359
NB Capital Corp., Series A, 8.35% exchangeable preferred depositary shares                        520,000           14,300
Simon Property Group, Inc., Series G, 7.89% preferred cumulative step-up
   premium rate                                                                                   200,000           10,688
Public Storage, Inc., Series V, 7.50%, cumulative preferred depositary shares                     400,000           10,480
iStar Financial, Inc., Series F, 7.80% cumulative redeemable preferred1                           400,000           10,000
ACE Ltd., Series C, 7.80% preferred depositary shares                                             360,000            9,580
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference
   shares(3),(5)                                                                                6,500,000            7,345
New Plan Excel Realty Trust, Inc., Series D, 7.80% preferred cumulative step-up
   premium rate                                                                                   112,500            5,927
Nationwide Health Properties, Inc., Series A, 7.677% preferred cumulative
   step-up premium rate                                                                            50,000            5,147
RBS Capital Trust I noncumulative trust preferred 4.709%(5)                                    $4,550,000            4,241
                                                                                                                   435,553

TELECOMMUNICATION SERVICES -- 0.02%
Dobson Communications Corp. 13.00% senior exchangeable preferred 2009(6)                           12,788            9,463
XO Communications, Inc. 14.00% preferred 2009(2),(6)                                                   12                0
                                                                                                                     9,463

INFORMATION TECHNOLOGY -- 0.00%
ZiLOG, Inc. -- MOD III Inc., units(2),(4)                                                             910              666

TOTAL PREFERRED STOCKS (cost: $386,438,000)                                                                        445,682


RIGHTS AND WARRANTS - 0.00%

TELECOMMUNICATION SERVICES -- 0.00%
American Tower Corp., warrants, expire 2008(2),(3)                                                  3,000              570
XO Communications, Inc., Series A, warrants, expire 2010(2)                                        13,674               16
XO Communications, Inc., Series B, warrants, expire 2010(2)                                        10,256                8
XO Communications, Inc., Series C, warrants, expire 2010(2)                                        10,256                6
Allegiance Telecom, Inc., warrants, expire 2008(2),(3),(4)                                         20,000               --
GT Group Telecom Inc., warrants, expire 2010(2),(3),(4)                                            15,000               --
                                                                                                                       600

INDUSTRIALS -- 0.00%
Protection One, Inc., warrants, expire 2005(2),(3),(4)                                             57,600                3

TOTAL RIGHTS AND WARRANTS (cost: $1,020,000)                                                                           603



                                                                                                Shares or     Market value
CONVERTIBLE SECURITIES -- 5.33%                                                          principal amount            (000)

INFORMATION TECHNOLOGY -- 1.69%
Sanmina Corp. 0% convertible subordinated debentures 2020                                  $  161,000,000        $  84,927
SCI Systems, Inc.3.00% convertible subordinated debentures 2007                            $   33,500,000           31,448
Motorola, Inc. 7.00% convertible preferred 2004                                                 2,390,000 units    109,773
Celestica Inc. 0% convertible debentures 2020                                              $  181,000,000          100,229
Nortel Networks Corp. 4.25% convertible notes 2008                                         $   50,580,000           48,241
Nortel Networks Corp. 4.25% convertible notes 2008(3)                                      $   40,000,000           38,150
Agilent Technologies, Inc. 3.00% convertible debentures 2021(5)                            $   50,092,600           51,220
Agilent Technologies, Inc. 3.00% convertible debentures 2021(3),(5)                        $   30,185,000           30,864
ASM Lithography Holding NV 5.75% convertible notes 2006(3)                                 $   57,500,000           63,016
Liberty Media Corp. 3.50% exchangeable debentures 2031                                     $    5,000,000            4,344
AT&T Corp. Liberty Media Group 3.50% convertible debentures 2031(3)                        $   55,000,000           47,781
Advanced Micro Devices, Inc. 4.75% convertible debentures 2022(5)                          $   50,000,000           47,625
International Rectifier Corp. 4.25% convertible notes 2007                                 $   47,000,000           46,354
Micron Technology, Inc. 2.50% convertible notes 2010(3)                                    $   32,000,000           42,120
Cypress Semiconductor Corp. 3.75% convertible subordinated notes 2005                      $    8,296,000            8,234
LSI Logic Corp. 4.00% convertible notes 2006                                               $    3,000,000            2,951
Fairchild Semiconductor Corp. 5.00% convertible notes 2008                                 $    2,500,000            2,494
                                                                                                                   759,771

CONSUMER DISCRETIONARY -- 1.02%
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust
   preferred 2032                                                                               4,807,300          256,950
Amazon.com, Inc. 4.75% convertible subordinated debentures 2009                              $ 59,137,000           58,915
Gap, Inc. 5.75% convertible notes 2009(3)                                                    $ 28,000,000           40,915
Gap, Inc. 5.75% convertible notes 2009                                                       $  6,000,000            8,767
Toys "R" Us, Inc. 6.25% 2005                                                                      805,000 units
  36,780
Interpublic Group of Companies, Inc., Series A, 5.375% convertible
   preferred 2006                                                                                 647,000           31,308
General Motors Corp., Series B, 5.25% convertible debentures 2032                            $ 19,700,000           19,156
Six Flags, Inc. 7.25% PIERS convertible preferred 2009                                            400,000            8,004
                                                                                                                   460,795

FINANCIALS -- 0.82%
Chubb Corp. 7.00% convertible preferred 2005                                                    1,800,000 units     49,482
Chubb Corp. 7.00% convertible preferred 2006                                                    1,600,000 units     44,144
UnumProvident Corp. 8.25%, ACES convertible 2006                                                2,100,000 units     70,455
Genworth Financial, Inc. 6.00% convertible preferred 2007                                       2,400,000 units     67,776
Capital One Financial Corp. 6.25% Upper DECS 2005                                                 840,000 units     43,193
St. Paul Companies, Inc., Series E, 9.00% 2005                                                    600,000 units     40,248
Providian Financial Corp. 3.25% convertible debentures 2005                                   $34,500,000           33,982
Ohio Casualty Corp. 5.00% convertible notes 2022                                              $20,000,000           20,800
                                                                                                                   370,080

INDUSTRIALS -- 0.43%
Tyco International Group SA, Series B, 3.125% convertible debentures 2023(3)                  $50,000,000           76,750
Northrop Grumman Corp. 7.25% convertible preferred 2004                                           566,670 units     59,546
Cummins Capital Trust I 7.00% QUIPS convertible preferred 2031                                    422,000           33,022
Cummins Capital Trust I 7.00% QUIPS convertible preferred 2031(3)                                 178,000           13,928
Kansas City Southern 4.25% convertible preferred(3)                                                15,000            8,606
                                                                                                                   191,852

MATERIALS -- 0.36%
Freeport-McMoRan Copper & Gold Inc. 5.50% convertible preferred(3)                                 50,000           46,441
Temple-Inland Inc. 7.50% Upper DECS 2005                                                          690,000 units     40,082
Phelps Dodge Corp., Series A, 6.75% mandatory convertible preferred shares
   (MEDS) 2005                                                                                    200,000           31,654
Inco Ltd. 0% convertible notes LYON 2021                                                      $26,000,000           24,213
International Paper Co., Capital Trust 5.25% convertible preferred 2025                           400,000           19,950
                                                                                                                   162,340


TELECOMMUNICATION SERVICES -- 0.27%
CenturyTel, Inc. 6.875% ACES 2005                                                               1,750,000 units  $  43,575
American Tower Corp. 5.00% convertible debentures 2010                                        $38,100,000           37,767
Sprint Corp. 7.125% convertible preferred 2004                                                  3,500,000 units     33,250
NTELOS Inc. 9.00% convertible bond 2013(3),(4)                                                 $4,030,000            5,481
Dobson Communications Corp., Series F, 6.00% convertible preferred(3)                              33,625            2,959
                                                                                                                   123,032

HEALTH CARE -- 0.24%
Baxter International Inc. 7.00% convertible preferred 2006                                        925,000 units     47,591
Sepracor Inc. 5.00% convertible subordinated debentures 2007                                  $46,000,000           46,575
Incyte Corp. 3.50% convertible notes 2011(3)                                                  $15,000,000           12,375
                                                                                                                   106,541

UTILITIES -- 0.19%
TXU Corp., Series C, 8.75% convertible preferred 2004                                             585,000 units     27,033
Dominion Resources, Inc. 9.50% PIES convertible preferred 2004                                    451,000 units     24,543
American Electric Power Co., Inc. 9.25% convertible preferred 2005                                460,000           19,757
AES Trust VII 6.00% convertible preferred 2008                                                    325,000           14,625
                                                                                                                    85,958

ENERGY -- 0.12%
Williams Companies, Inc. 9.00% FELINE PACS convertible preferred 2005                           3,960,000 units     53,381

CONSUMER STAPLES -- 0.09%
Albertson's, Inc. 7.25% convertible preferred 2007                                              1,500,000 units     38,775

MISCELLANEOUS -- 0.10%
Other convertible securities in initial period of acquisition                                                       42,456

TOTAL CONVERTIBLE SECURITIES (cost: $2,279,784,000)                                                              2,394,981


                                                                                         Principal amount
BONDS AND NOTES -- 23.91%                                                                           (000)

CONSUMER DISCRETIONARY -- 4.57%
General Motors Acceptance Corp. 6.125% 2006                                                     $  31,000           32,342
General Motors Acceptance Corp. 6.75% 2006                                                          2,000            2,095
General Motors Acceptance Corp. 6.125% 2007                                                        18,250           19,142
General Motors Acceptance Corp. 7.75% 2010                                                         41,500           45,308
General Motors Acceptance Corp. 6.875% 2011                                                        40,500           41,634
General Motors Corp. 7.20% 2011                                                                    38,500           40,296
General Motors Acceptance Corp. 7.25% 2011                                                         20,000           21,063
General Motors Acceptance Corp. 6.875% 2012                                                         1,250            1,274
General Motors Acceptance Corp. 8.00% 2031                                                          7,000            7,128
Ford Motor Credit Co. 6.50% 2007                                                                    1,000            1,055
Ford Motor Credit Co. 5.80% 2009                                                                    4,000            4,075
Ford Motor Credit Co. 7.375% 2009                                                                 105,000          112,776
Ford Motor Credit Co. 7.875% 2010                                                                  20,000           21,861
Ford Motor Credit Co. 7.25% 2011                                                                    9,000            9,478
Ford Motor Credit Co. 7.375% 2011                                                                  38,500           40,912
Ford Motor Co. 7.45% 2031                                                                           6,000            5,723
J.C. Penney Co., Inc. 8.00% 2010                                                                   25,205           28,419
J.C. Penney Co., Inc. 7.95% 2017                                                                   40,275           45,712
J.C. Penney Co., Inc. 8.125% 2027                                                                   3,000            3,308
J.C. Penney Co., Inc. 7.625% 2097                                                                $  4,000         $  4,200
DaimlerChrysler North America Holding Corp. 6.40% 2006                                              5,000            5,270
DaimlerChrysler North America Holding Corp. 4.05% 2008                                              2,560            2,539
DaimlerChrysler North America Holding Corp. 4.75% 2008                                              1,440            1,466
DaimlerChrysler North America Holding Corp. 7.20% 2009                                             14,000           15,399
DaimlerChrysler North America Holding Corp. 8.00% 2010                                             15,000           17,060
DaimlerChrysler North America Holding Corp. 7.75% 2011                                             25,000           28,240
DaimlerChrysler North America Holding Corp. 7.30% 2012                                             10,250           11,313
AOL Time Warner Inc. 5.625% 2005                                                                    5,000            5,113
Time Warner Inc. 7.75% 2005                                                                         9,500            9,873
Time Warner Inc. 8.18% 2007                                                                        20,000           22,387
AOL Time Warner Inc. 6.875% 2012                                                                   15,750           17,191
Time Warner Companies, Inc. 9.125% 2013                                                             5,000            6,158
Time Warner Companies, Inc. 7.25% 2017                                                              8,000            8,793
AOL Time Warner Inc. 7.625% 2031                                                                    9,750           10,759
Toys "R" Us, Inc. 7.625% 2011                                                                      12,000           12,300
Toys "R" Us, Inc. 7.875% 2013                                                                      37,640           38,675
Toys "R" Us, Inc. 7.375% 2018                                                                      22,500           21,487
Liberty Media Corp. 7.75% 2009                                                                     10,950           12,196
Liberty Media Corp. 7.875% 2009                                                                    40,350           45,254
Liberty Media Corp. 5.70% 2013                                                                      5,000            4,928
Mirage Resorts, Inc. 7.25% 2006                                                                     4,960            5,233
MGM Grand, Inc. 6.875% 2008                                                                         1,159            1,240
MGM Mirage, Inc. 6.00% 2009                                                                        23,000           22,942
MGM Mirage, Inc. 8.50% 2010                                                                        22,830           25,341
Harrah's Operating Co., Inc. 7.875% 2005                                                            5,850            6,194
Harrah's Operating Co., Inc. 7.125% 2007                                                            4,150            4,467
Horseshoe Gaming Holding Corp., Series B, 8.625% 2009                                              14,000           14,682
Harrah's Operating Co., Inc. 5.50% 20103                                                           26,375           26,422
Visteon Corp. 8.25% 2010                                                                           26,000           27,527
Visteon Corp. 7.00% 2014                                                                           21,150           20,251
TCI Communications, Inc. 8.00% 2005                                                                10,000           10,499
Lenfest Communications, Inc. 7.625% 2008                                                            2,000            2,199
Comcast Cable Communications, Inc. 8.375% 2007                                                      6,750            7,552
Comcast Cable Communications, Inc. 6.20% 2008                                                      14,000           14,992
Comcast Cable Communications, Inc. 6.875% 2009                                                      8,000            8,786
Boise Cascade Corp. 9.45% 2009                                                                     18,720           22,886
Boise Cascade Corp. 6.50% 2010                                                                     15,700           17,074
ITT Corp. 6.75% 2005                                                                                8,675            9,033
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 2007                                              12,350           13,091
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 2012                                              15,100           16,346
Charter Communications, Inc. 8.25% 2007                                                             6,150            5,443
CCH II, LLC and CCH II Capital Corp. 10.25% 2010                                                    3,000            3,037
Charter Communications Holdings, LLC and Charter Communications Holdings
   Capital Corp. 0%/13.50% 2011(7)                                                                  4,375            2,997
Charter Communications Operating, LLC and Charter Communications Operating
   Capital Corp. 8.00% 2012(3)                                                                     19,150           18,575
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013                                         5,650            5,452
D.R. Horton, Inc. 7.50% 2007                                                                        3,500            3,832
D.R. Horton, Inc. 5.00% 2009                                                                        3,000            3,000
D.R. Horton, Inc. 8.00% 2009                                                                       19,900           22,288
D.R. Horton, Inc. 9.75% 2010                                                                        3,000            3,547
D.R. Horton, Inc. 7.875% 2011                                                                         550              616
D.R. Horton, Inc. 6.875% 2013                                                                       2,000            2,100
Royal Caribbean Cruises Ltd. 7.00% 2007                                                             3,000            3,180
Royal Caribbean Cruises Ltd. 8.00% 2010                                                             2,250            2,452
Royal Caribbean Cruises Ltd. 8.75% 2011                                                            22,075           24,945
Royal Caribbean Cruises Ltd. 6.875% 2013                                                            4,500            4,562
Standard Pacific Corp. 6.50% 2008                                                                   5,000            5,062
Standard Pacific Corp. 5.125% 2009                                                                 18,825           17,978
Standard Pacific Corp. 6.875% 2011                                                                  6,500            6,565
Standard Pacific Corp. 6.25% 2014                                                                $  5,500         $  5,101
Clear Channel Communications, Inc. 4.625% 2008                                                     14,000           14,150
Clear Channel Communications, Inc. 5.75% 2013                                                       3,500            3,539
Chancellor Media Corp. of Los Angeles 8.00% 2008                                                   15,000           16,932
Viacom Inc. 6.40% 2006                                                                              3,000            3,156
Viacom Inc. 5.625% 2007                                                                             5,000            5,269
CBS Corp. 7.15% 2005                                                                               21,500           22,291
British Sky Broadcasting Group PLC 6.875% 2009                                                     10,000           10,974
British Sky Broadcasting Group PLC 8.20% 2009                                                      16,250           18,822
Hilton Hotels Corp. 7.625% 2008                                                                     2,950            3,223
Hilton Hotels Corp. 7.20% 2009                                                                      5,250            5,683
Hilton Hotels Corp. 8.25% 2011                                                                     11,968           13,584
Hilton Hotels Corp. 7.625% 2012                                                                     5,875            6,514
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013                                   25,475           28,659
K. Hovnanian Enterprises, Inc. 10.50% 2007                                                         16,275           19,082
K. Hovnanian Enterprises, Inc. 8.00% 2012                                                           3,000            3,240
K. Hovnanian Enterprises, Inc. 7.75% 2013                                                           2,500            2,575
K. Hovnanian Enterprises, Inc. 6.375% 2014                                                          2,000            1,880
EchoStar DBS Corp. 9.125% 2009                                                                     22,509           24,816
Univision Communications Inc. 7.85% 2011                                                           19,685           22,922
Office Depot, Inc. 10.00% 2008                                                                     12,500           14,562
Office Depot, Inc. 6.25% 2013                                                                       7,875            8,220
Cox Communications, Inc. 7.75% 2006                                                                 6,000            6,519
Cox Communications, Inc. 7.75% 2010                                                                10,000           11,425
Cox Communications, Inc. 4.625% 2013                                                                5,000            4,662
MDC Holdings, Inc. 7.00% 2012                                                                       5,000            5,424
MDC Holdings, Inc. 5.50% 2013                                                                      15,750           15,464
Mohegan Tribal Gaming Authority 8.125% 2006                                                         2,500            2,694
Mohegan Tribal Gaming Authority 6.375% 2009                                                        14,780           14,946
Mohegan Tribal Gaming Authority 8.00% 2012                                                          2,100            2,286
Delphi Corp. 6.50% 2013                                                                             4,000            4,083
Delphi Trust II, trust preferred securities, 6.197% 2033(5)                                        15,500           15,632
Boyd Gaming Corp. 9.25% 2009                                                                        8,500            9,350
Boyd Gaming Corp. 7.75% 2012                                                                       10,000           10,350
Radio One, Inc., Series B, 8.875% 2011                                                             16,750           18,592
Adelphia Communications Corp. 10.25% 2006(8)                                                       13,975           12,088
Adelphia Communications Corp. 10.25% 2011(8)                                                        6,100            5,459
PanAmSat Corp. 6.125% 2005                                                                         17,000           17,340
RH Donnelley Inc. 8.875% 2010(3)                                                                   10,500           11,602
RH Donnelley Inc. 8.875% 2010                                                                       3,800            4,199
RH Donnelley Inc. 10.875% 2012(3)                                                                   1,000            1,175
Kabel Deutschland GmbH 10.625% 2014(3)                                                             16,150           16,634
CSC Holdings, Inc. 7.25% 2008                                                                       8,000            8,160
CSC Holdings, Inc., Series B, 8.125% 2009                                                           8,000            8,360
News America Inc. 6.75% 2038                                                                       15,000           16,498
Young Broadcasting Inc. 10.00% 2011                                                                15,640           15,875
TRW Automotive Acquisition Corp.  9.375% 2013                                                      11,984           13,722
TRW Automotive Acquisition Corp. 11.00% 2013                                                        1,704            2,053
Six Flags, Inc. 9.50% 2009                                                                          2,875            2,825
Six Flags, Inc. 8.875% 2010                                                                         2,500            2,331
Six Flags, Inc. 9.625% 2014                                                                        10,725           10,001
KB Home 6.375% 2011(3)                                                                             15,000           15,037
Hyatt Equities, LLC 6.875% 2007(3)                                                                 14,000           14,926
Toll Brothers, Inc. 6.875% 2012                                                                     9,000            9,736
Toll Brothers, Inc. 4.95% 2014                                                                      5,000            4,699
Technical Olympic USA, Inc. 9.00% 2010                                                              7,000            7,245
Technical Olympic USA, Inc. 7.50% 2011                                                              7,250            6,779
Dana Corp. 6.50% 2009                                                                               3,175            3,350
Dana Corp. 9.00% 2011                                                                               8,825           10,458
Argosy Gaming Co. 7.00% 2014(3)                                                                    13,250           13,267
Telenet Group Holding NV 0%/11.50% 2014(3),(7)                                                     20,050           13,083
NTL Cable PLC 8.75% 2014(3),(5)                                                                    12,119           12,634
YUM! Brands, Inc. 7.70% 2012                                                                       10,500           12,132
Mercantile Stores Company, Inc. 8.20% 2022(9)                                                       7,900            7,781
Dillard's, Inc. 6.69% 2007                                                                            625              639
Dillard Department Stores, Inc. 7.875% 2023                                                         2,875            2,875
Videotron Ltee 6.875% 2014                                                                         11,500           11,212
Lear Corp., Series B, 8.11% 2009                                                                    9,710           11,128
Meritor Automotive, Inc. 6.80% 2009                                                                 8,500            8,585
ArvinMeritor, Inc. 8.75% 2012                                                                       2,000            2,170
Staples, Inc. 7.375% 2012                                                                           9,000           10,252
NVR, Inc. 5.00% 2010                                                                               10,000            9,650
Stoneridge, Inc. 11.50% 2012                                                                        8,075            9,589
Florida Panthers Holdings, Inc. 9.875% 2009                                                         9,000            9,529
Cinemark USA, Inc. 9.00% 2013                                                                       8,575            9,454
Tenneco Automotive Inc., Series B, 10.25% 2013                                                      8,125            9,303
LBI Media, Inc. 10.125% 2012                                                                        7,500            8,325
Centex Corp. 4.75% 2008                                                                             8,075            8,200
Saks Inc. 8.25% 2008                                                                                5,000            5,437
Saks Inc. 7.375% 2019                                                                               2,650            2,557
Regal Cinemas Corp., Series B, 9.375% 2012(4)                                                       7,250            7,980
CanWest Media Inc., Series B, 10.625% 2011                                                          3,000            3,412
Hollinger Participation Trust 12.125% 2010(3),(5),(6)                                               3,563            4,187
Boyds Collection, Ltd., Series B, 9.00% 2008                                                        7,382            7,124
AMC Entertainment Inc. 8.00% 2014(3)                                                                7,500            6,956
Pulte Homes, Inc. 7.625% 2017                                                                       5,000            5,565
Payless ShoeSource, Inc. 8.25% 2013                                                                 5,500            5,418
NextMedia Operating, Inc. 10.75% 2011                                                               4,580            5,135
Gannett Co., Inc. 4.95% 2005                                                                        5,000            5,084
Carnival Corp. 3.75% 2007                                                                           5,000            4,970
Quebecor Media Inc. 11.125% 2011                                                                    1,750            2,015
Quebecor Media Inc. 0%/13.75% 2011(7)                                                               2,000            1,885
Antenna TV SA 9.00% 2007                                                                            3,732            3,788
Warnaco, Inc. 8.875% 2013                                                                           3,425            3,742
WCI Communities, Inc. 10.625% 2011                                                                  1,850            2,058
WCI Communities, Inc. 9.125% 2012                                                                   1,150            1,248
Gray Communications Systems, Inc. 9.25% 2011                                                        2,000            2,220
Cox Radio, Inc. 6.375% 2005                                                                         2,000            2,048
Reader's Digest Association, Inc. 6.50% 2011                                                        1,625            1,617
                                                                                                                 2,048,017

TELECOMMUNICATION SERVICES -- 3.27%
Sprint Capital Corp. 4.78% 2006                                                                    11,725           12,004
Sprint Capital Corp. 6.00% 2007                                                                    37,450           39,410
Sprint Capital Corp. 6.375% 2009                                                                   27,970           29,919
Sprint Capital Corp. 7.625% 2011                                                                   34,195           38,450
Sprint Capital Corp. 8.375% 2012                                                                   60,225           70,664
Sprint Capital Corp. 6.90% 2019                                                                     4,800            4,989
Sprint Capital Corp. 6.875% 2028                                                                    5,000            4,991
American Tower Corp. 9.375% 2009                                                                   52,225           56,011
American Towers, Inc. 7.25% 2011                                                                   49,175           49,790
American Tower Corp. 7.50% 2012(3)                                                                 43,300           42,759
Nextel Communications, Inc. 6.875% 2013                                                            20,000           20,400
Nextel Communications, Inc. 5.95% 2014                                                              3,000            2,858
Nextel Communications, Inc. 7.375% 2015                                                           104,450          110,195
Dobson Communications Corp. 10.875% 2010                                                           55,930           48,939
American Cellular Corp., Series B, 10.00% 2011                                                     74,000           64,750
Dobson Communications Corp. 8.875% 2013                                                            17,500           13,300
U S WEST, Inc. 7.20% 2004                                                                          20,000           20,300
Qwest Capital Funding, Inc. 7.75% 2006                                                              9,475            9,499
Qwest Services Corp. 13.50% 2007(3)                                                                15,551           17,845
Qwest Capital Funding, Inc. 7.90% 2010                                                             12,000           10,740
Qwest Services Corp. 14.00% 2010(3)                                                                25,181           29,619
Qwest Corp. 9.125% 2012(3)                                                                         12,400           13,702
Qwest Services Corp. 14.50% 2014(3)                                                                 2,700            3,254
Triton PCS, Inc. 8.75% 2011                                                                        14,100           10,963
Triton PCS, Inc. 9.375% 2011                                                                       23,500           19,035
Triton PCS, Inc. 8.50% 2013                                                                        57,000           53,295
AT&T Wireless Services, Inc. 7.50% 2007                                                            34,250           37,666
Tritel PCS, Inc. 10.375% 2011                                                                       7,935            9,139
AT&T Wireless Services, Inc. 8.125% 2012                                                           29,935           35,076
Crown Castle International Corp. 9.375% 2011                                                        4,250            4,813
Crown Castle International Corp. 7.50% 2013                                                        43,375           43,483
Crown Castle International Corp., Series B, 7.50% 2013                                             30,375           30,451
AT&T Corp. 6.00% 2009                                                                               2,320            2,211
AT&T Corp. 8.05% 2011(5)                                                                           46,500           48,133
AT&T Corp. 8.35% 2025                                                                               9,000            8,323
Deutsche Telekom International Finance BV 8.50% 2010(5)                                            24,900           29,403
Deutsche Telekom International Finance BV 5.25% 2013                                               15,000           14,882
Deutsche Telekom International Finance BV 9.25% 2032(5)                                            10,000           13,451
Western Wireless Corp. 9.25% 2013                                                                  51,475           52,891
Centennial Cellular Corp. 10.75% 2008                                                              23,505           24,328
Centennial Communications Corp. and Centennial Cellular Operating Co.
   LLC 10.125% 2013                                                                                16,000           16,560
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and
     Centennial Puerto Rico Operating Corp. 8.125% 2014(3)                                          9,500            8,859
Nextel Partners, Inc. 12.50% 2009                                                                  16,234           18,913
Nextel Partners, Inc. 8.125% 2011                                                                  23,525           24,348
Nextel Partners, Inc. 8.125% 2011(3)                                                                5,000            5,175
France Telecom 8.75% 2011(5)                                                                       34,500           40,305
TELUS Corp. 8.00% 2011                                                                             25,150           28,760
British Telecommunications PLC 7.00% 2007                                                           7,000            7,578
British Telecommunications PLC 8.375% 2010(5)                                                      14,750           17,406
Telecom Italia SpA, Series A, 4.00% 2008(3)                                                         3,000            2,968
Telecom Italia SpA, Series B, 5.25% 2013(3)                                                        19,300           18,991
Koninklijke KPN NV 8.00% 2010                                                                      16,000           18,635
Vodafone Group PLC 7.75% 2010                                                                      15,050           17,376
Cincinnati Bell Inc. 7.25% 2013                                                                    17,775           16,664
PCCW-HKT Capital Ltd. 8.00% 2011(3)                                                                13,000           14,613
Verizon Global Funding Corp. 6.125% 2007                                                            7,000            7,486
Verizon New York Inc., Series A, 6.875% 2012                                                        6,500            7,064
Singapore Telecommunications Ltd. 6.375% 2011                                                       4,825            5,201
Singapore Telecommunications Ltd. 7.375% 2031(3)                                                    6,000            6,771
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006                                    11,000           11,495
AirGate PCS, Inc. 9.375% 2009(3)                                                                   10,853           10,582
Telefonos de Mexico, SA de CV 8.25% 2006                                                            5,000            5,355
UbiquiTel Operating Co. 9.875% 2011                                                                 3,875            3,865
Millicom International Cellular SA 10.00% 2013(3)                                                   3,500            3,518
GT Group Telecom Inc. 0%/13.25% 2010(4),(7),(8)                                                    15,000                0
                                                                                                                 1,470,419


MORTGAGE-BACKED OBLIGATIONS9 -- 2.52%
Fannie Mae 9.00% 2010                                                                           $     623        $     664
Fannie Mae 6.00% 2016                                                                               2,505            2,620
Fannie Mae 6.00% 2016                                                                               1,517            1,587
Fannie Mae 7.00% 2016                                                                                 563              598
Fannie Mae 4.50% 2018                                                                              18,395           18,148
Fannie Mae 5.00% 2018                                                                              27,219           27,502
Fannie Mae 10.00% 2018                                                                                751              854
Fannie Mae 5.50% 2019                                                                              24,955           25,538
Fannie Mae, Series 2002-W7, Class A-2, 4.80% 2022                                                   3,023            3,027
Fannie Mae 9.50% 2022                                                                                 741              820
Fannie Mae 7.50% 2023                                                                                 407              440
Fannie Mae 7.50% 2023                                                                                  39               42
Fannie Mae 8.00% 2024                                                                                 441              477
Fannie Mae 10.00% 2025                                                                                506              576
Fannie Mae, Series 2001-4, Class GA, 10.218% 2025(5)                                                2,264            2,567
Fannie Mae, Series 2001-4, Class NA, 11.803% 2025(5)                                                  222              257
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028                                                   2,342            2,529
Fannie Mae 6.50% 2031                                                                               1,258            1,316
Fannie Mae 7.00% 2031                                                                               2,178            2,304
Fannie Mae 7.00% 2031                                                                               1,355            1,434
Fannie Mae 7.00% 2031                                                                                 963            1,019
Fannie Mae 7.50% 2031                                                                               1,050            1,127
Fannie Mae, Series 2001-20, Class E, 9.594% 2031(5)                                                 2,231            2,485
Fannie Mae 6.00% 2032                                                                              13,178           13,537
Fannie Mae 6.50% 2032                                                                               6,380            6,667
Fannie Mae 6.50% 2032                                                                               3,441            3,599
Fannie Mae 3.803% 2033(5)                                                                           8,950            8,868
Fannie Mae 6.50% 2033                                                                               8,076            8,447
Fannie Mae 6.00% 2034                                                                              85,025           86,885
Fannie Mae 6.00% 2034                                                                              63,000           64,629
Fannie Mae 6.50% 2034                                                                              21,472           22,458
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041                                                    4,432            4,716
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041                                                  2,927            3,102
Fannie Mae, Series 2002-W1, Class 2-A, 7.50% 2042                                                   5,139            5,548
CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 3.801% 2033(5)                          9,601            9,549
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 4.908% 2033(5)                       38,981           39,334
CHL Mortgage Pass-Through Trust, Series 2003-58, Class 2-A-2, 4.696% 2034(5)                       66,787           66,792
Freddie Mac 9.00% 2007                                                                                205              214
Freddie Mac 8.50% 2008                                                                                 33               35
Freddie Mac, Series SF02, Class GC, 2.64% 2009                                                      5,000            4,780
Freddie Mac 8.50% 2009                                                                                215              228
Freddie Mac 8.50% 2010                                                                                307              327
Freddie Mac 5.00% 2018                                                                             18,319           18,492
Freddie Mac 5.50% 2018                                                                              9,269            9,534
Freddie Mac 11.00% 2018                                                                               663              757
Freddie Mac, Series 178, Class Z, 9.25% 2021                                                          275              276
Freddie Mac, Series 2289, Class NB, 11.443% 2022(5)                                                   520              597
Freddie Mac 5.00% 2033                                                                             19,486           19,027
Freddie Mac 6.00% 2034                                                                             33,750           34,478
Freddie Mac, Series T-056, Class A-2A, 2.842% 2036                                                  8,740            8,680
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-1,
   4.393% 2006                                                                                      1,132            1,144
CS First Boston Mortgage Securities Corp., Series 2003-AR20, Class II-A-2,
   4.027% 2033(5)                                                                                   5,743            5,748
CS First Boston Mortgage Securities Corp., Series 2003-AR26, Class 6-A-1,
   4.284% 2033(5)                                                                                  65,118           65,070
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-2,
   5.935% 2034                                                                                      8,635            8,956
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238%
   2034                                                                                             6,000            6,418
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A-1A,
   6.26% 2040                                                                                       3,707            3,803
Merrill Lynch Mortgage Investors, Inc., Series 1999-C1, Class A-2, 7.56% 2031                      11,750           13,210
Merrill Lynch Mortgage Investors, Inc., Series 2003-A6, Class II-A, 4.28%
   2033(5)                                                                                         62,416           62,109
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class II-A-1, 4.67%
   2034(5)                                                                                          7,830            7,802
Banc of America Mortgage Securities Trust, Series 2003-G, Class 2-A-1, 4.088%
   2033(5)                                                                                       $  6,068         $  6,063
Banc of America Mortgage Securities Trust, Series 2003-D, Class 2-A-1, 4.183%
   2033(5)                                                                                          5,709            5,727
Banc of America Mortgage Securities Trust, Series 2003-J, Class 2-A-2, 4.484%
   2033(5)                                                                                         61,074           61,309
Bear Stearns ARM Trust, Series 2003-3, Class II-A-2, 4.173% 2033(5)                                 2,513            2,503
Bear Stearns ARM Trust, Series 2003-9, Class III-A-3, 4.443% 2034(5)                                1,664            1,648
Bear Stearns ARM Trust, Series 2003-8, Class II-A-1, 4.92% 2034(5)                                 54,728           55,167
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 5.068% 2034(5)                                4,097            4,102
Government National Mortgage Assn. 9.50% 2009                                                         796              861
Government National Mortgage Assn. 9.00% 2016                                                         110              121
Government National Mortgage Assn. 5.50% 2017                                                       6,844            7,088
Government National Mortgage Assn. 7.50% 2017                                                         119              128
Government National Mortgage Assn. 7.50% 2017                                                          52               56
Government National Mortgage Assn. 8.00% 2017                                                         164              179
Government National Mortgage Assn. 8.00% 2017                                                          90               98
Government National Mortgage Assn. 8.00% 2017                                                          63               69
Government National Mortgage Assn. 8.00% 2017                                                          43               47
Government National Mortgage Assn. 8.00% 2017                                                          42               46
Government National Mortgage Assn. 8.00% 2017                                                          40               44
Government National Mortgage Assn. 8.00% 2017                                                          36               39
Government National Mortgage Assn. 8.00% 2017                                                          28               31
Government National Mortgage Assn. 8.00% 2017                                                          25               27
Government National Mortgage Assn. 8.00% 2017                                                          16               17
Government National Mortgage Assn. 8.00% 2017                                                          15               17
Government National Mortgage Assn. 8.50% 2017                                                          42               46
Government National Mortgage Assn. 8.50% 2017                                                          13               14
Government National Mortgage Assn. 8.50% 2017                                                          10               10
Government National Mortgage Assn. 10.00% 2020                                                      1,939            2,224
Government National Mortgage Assn. 8.50% 2021                                                         496              546
Government National Mortgage Assn. 8.50% 2021                                                         120              132
Government National Mortgage Assn. 8.50% 2021                                                           8                8
Government National Mortgage Assn. 9.50% 2021                                                         306              342
Government National Mortgage Assn. 10.00% 2021                                                      3,026            3,472
Government National Mortgage Assn. 7.00% 2022                                                         123              131
Government National Mortgage Assn. 7.00% 2022                                                          76               81
Government National Mortgage Assn. 7.50% 2022                                                         885              953
Government National Mortgage Assn. 7.50% 2022                                                         101              109
Government National Mortgage Assn. 7.50% 2023                                                         197              213
Government National Mortgage Assn. 7.50% 2023                                                         193              208
Government National Mortgage Assn. 7.50% 2023                                                         117              126
Government National Mortgage Assn. 7.50% 2023                                                         115              124
Government National Mortgage Assn. 7.50% 2023                                                         109              117
Government National Mortgage Assn. 7.50% 2023                                                          88               95
Government National Mortgage Assn. 7.50% 2023                                                          71               78
Government National Mortgage Assn. 7.50% 2023                                                          69               74
Government National Mortgage Assn. 7.50% 2023                                                          67               72
Government National Mortgage Assn. 7.50% 2023                                                          34               36
Government National Mortgage Assn. 7.50% 2023                                                          26               28
Government National Mortgage Assn. 8.00% 2023                                                         936            1,022
Government National Mortgage Assn. 8.00% 2023                                                         588              642
Government National Mortgage Assn. 7.50% 2024                                                         704              764
Government National Mortgage Assn. 10.00% 2025                                                      2,828            3,238
Government National Mortgage Assn. 7.00% 2026                                                          42               45
Government National Mortgage Assn. 7.50% 2026                                                         244              265
Government National Mortgage Assn. 7.00% 2027                                                         261              279
Government National Mortgage Assn. 7.00% 2028                                                         591              631
Government National Mortgage Assn. 7.00% 2029                                                       3,037            3,241
Government National Mortgage Assn. 7.50% 2029                                                       3,721            4,020
Government National Mortgage Assn. 7.50% 2029                                                       1,653            1,785
Government National Mortgage Assn. 7.50% 2029                                                       1,120            1,210
Government National Mortgage Assn. 7.50% 2029                                                  $      447   $          483
Government National Mortgage Assn. 7.50% 2030                                                         772              833
Government National Mortgage Assn. 7.00% 2031                                                         352              375
Government National Mortgage Assn. 6.00% 2033                                                      12,506           12,886
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR10, Class A-3-B,
   3.89% 2033(5)                                                                                   14,000           14,017
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03%
   2033(5)                                                                                          6,745            6,713
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR5, Class A-7,
   4.21% 2033(5)                                                                                   13,997           14,028
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1,
   4.37% 2033(5)                                                                                    5,200            5,207
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR1, Class A-6,
   4.51% 2033(5)                                                                                    1,726            1,737
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR1, Class A, 4.23%
   2034(5)                                                                                          7,072            6,984
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2, 6.56% 2030                    7,802            8,440
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757%
   2032                                                                                            15,675           17,909
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026(3)                                         22,511           23,418
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.209% 2030(5)                           20,000           21,775
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-HS2, Class J,
   3.48% 2016(3),(5)                                                                                4,500            4,532
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X,
   interest only, 1.035% 2031(3),(5)                                                               81,473            3,739
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2,
   6.48% 2035                                                                                       7,665            8,391
Morgan Stanley Mortgage Trust, Series 2004-3, Class 4-A, 5.733% 2034(5)                            15,622           16,068
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033                         4,492            4,758
GE Capital Commerical Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037                         9,495            9,485
Host Marriott Pool Trust, Series 1999-HMTA, Class D, 7.97% 2015(3)                                 10,990           11,905
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036                    10,000           10,931
Morgan Stanley Capital I, Inc., Series 2003-KIDS, Class A, 2.06% 2016(3),(5)                        4,888            4,898
Morgan Stanley Capital I, Inc., Series 1998-WF2, Class A-1, 6.34% 2030                              2,585            2,667
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust, Series
   1998-C2, Class A-1, 6.28% 2035                                                                   7,102            7,242
PNC Mortgage Securities Corp., Series 1998-10, Class 1-B1, 6.50% 2028                               5,284            5,315
Salomon Brothers Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.46%
   2008                                                                                             4,053            4,427
Metropolitan Asset Funding, Inc., Series 1998-A, Class B-1, 7.728% 2014(3)                          4,669            4,391
Opryland Hotel Trust, Series 2001-OPRY, Class C, 2.53% 2011(3),(5)                                  3,000            3,009
Morgan Stanley Dean Witter Capital I Trust, Series 2002-HQ, Class A-1,
   4.59% 2034                                                                                       2,227            2,271
Wells Fargo Mortgage Backed Securities Trust, Series 2003-B, Class A-1, 4.15%
   2033(5)                                                                                          1,338            1,337
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.523% 2027(3),(5)                       677              731
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.736% 2027(3),(5)                       520              560
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027                       1,026            1,026
Security National Mortgage Loan Trust, Series 2001-3A, Class A-2, 5.37% 2014(3)                       617              623
First Nationwide Trust, Series 1999-2, Class 1PA-1, 6.50% 2029                                        501              504
Deutsche Mortgage & Asset Receiving Corp., Series 1998-C1, Class A-1, 6.22% 2031                      372              373
                                                                                                                 1,129,503

FINANCIALS -- 2.51%
Capital One Bank 6.875% 2006                                                                       21,600           22,788
Capital One Financial Corp. 7.25% 2006                                                              3,000            3,186
Capital One Financial Corp. 8.75% 2007                                                             13,500           15,013
Capital One Bank 4.875% 2008                                                                       20,000           20,388
Capital One Financial Corp. 7.125% 2008                                                            22,100           23,991
Capital One Financial Corp. 6.25% 2013                                                             20,000           20,513
Capital One Capital I 2.729% 2027(3),(5)                                                           20,500           20,177
MBNA Corp. 5.625% 2007                                                                             10,000           10,501
MBNA Corp., Series F, 7.50% 2012                                                                   10,000           11,329
MBNA Corp., Series F, 6.125% 2013                                                                  10,000           10,440
MBNA Corp., Series B, 1.979% 2027(5)                                                               42,000           39,766
Societe Generale 7.85% (undated)(3),(5)                                                            11,200           12,340
SocGen Real Estate Co. LLC, Series A, 7.64% (undated)(3),(5)                                       45,700           50,657
International Lease Finance Corp. 4.50% 2008                                                        4,000            4,093
International Lease Finance Corp. 3.50% 2009                                                       10,000            9,590
International Lease Finance Corp. 4.75% 2009                                                       10,000           10,100
International Lease Finance Corp. 5.875% 2013                                                       5,000            5,187
ASIF Global Financing XVIII 3.85% 2007(3)                                                           8,500            8,516
Household Finance Corp. 6.375% 2011                                                                16,000           17,270
HSBC Holdings PLC 5.25% 2012                                                                        3,000            3,025
Household Finance Corp. 6.375% 2012                                                                10,000           10,753
HSBC Bank USA 4.625% 2014(3)                                                                        5,000            4,740
J.P. Morgan & Co. Inc. 6.70% 2007                                                                   5,000            5,473
J.P. Morgan Chase & Co. 4.00% 2008                                                                 20,000           20,077
J.P. Morgan Chase & Co. 4.50% 2010                                                                  5,000            4,910
J.P. Morgan Chase & Co. 5.75% 2013                                                                  5,000            5,150
PRICOA Global Funding I, Series 2004-4, 4.35% 2008(3)                                               8,000            8,087
Prudential Holdings, LLC, Series C, 8.695% 2023(3),(9)                                             22,250           27,331
Host Marriott, LP, Series E, 8.375% 2006                                                            4,321            4,591
Host Marriott, LP, Series G, 9.25% 2007                                                               775              858
Host Marriott, LP, Series I, 9.50% 2007                                                               750              823
HMH Properties, Inc., Series B, 7.875% 2008                                                           719              742
Host Marriott, LP 7.00% 2012(3)                                                                    16,750           16,624
Host Marriott, LP, Series K, 7.125% 2013                                                           10,000           10,000
CIT Group Inc. 6.875% 2009                                                                         16,500           18,279
CIT Group Inc. 4.75% 2010                                                                          10,000            9,941
CIT Group Inc. 7.75% 2012                                                                           4,000            4,601
Washington Mutual, Inc. 4.375% 2008                                                                17,000           17,264
Dime Capital Trust I, Dime Bancorp, Inc., Series A, 9.33% 2027                                      9,425           11,040
iStar Financial, Inc. 7.00% 2008(1)                                                                 6,525            7,070
iStar Financial, Inc. 8.75% 2008(1)                                                                 1,028            1,169
iStar Financial, Inc., Series B, 4.875% 2009(1)                                                     5,000            4,947
iStar Financial, Inc. 6.00% 2010(1)                                                                 3,750            3,815
iStar Financial, Inc. 5.125% 2011(1),(3)                                                           10,000            9,726
iStar Financial, Inc., Series B, 5.70% 2014(1)                                                      1,000              967
Allstate Financial Global Funding LLC 5.25% 2007(3)                                                16,750           17,536
Allstate Global Funding Trust, Series 2004-1, 4.50% 2009                                           10,000           10,130
Hospitality Properties Trust 7.00% 2008                                                             1,210            1,295
Hospitality Properties Trust 6.75% 2013                                                            24,320           25,525
EOP Operating LP 7.75% 2007                                                                         5,000            5,567
EOP Operating LP 8.10% 2010                                                                         6,500            7,472
EOP Operating LP 7.00% 2011                                                                         5,000            5,505
EOP Operating LP 6.75% 2012                                                                         4,750            5,157
Monumental Global Funding Trust II-2001-B, Series B, 6.05% 2006(3)                                  5,000            5,270
Monumental Global Funding Trust II-2002-A, Series A, 5.20% 2007(3)                                 16,750           17,567
USA Education, Inc. 5.625% 2007                                                                    12,895           13,583
SLM Corp., Series A, 4.00% 2009                                                                     2,000            1,979
SLM Corp., Series A, 5.375% 2013                                                                    7,000            7,067
United Dominion Realty Trust, Inc., Series E, 4.50% 2008                                           20,000           20,356
National Westminster Bank PLC 7.75% (undated)(5)                                                    3,024            3,355
Royal Bank of Scotland Group PLC, Series 3 Preference Shares, 7.816% (undated)                     12,000           12,752
Rouse Co. 7.20% 2012                                                                               18,250           20,304
CNA Financial Corp. 6.75% 2006                                                                      4,370            4,627
CNA Financial Corp. 6.45% 2008                                                                      2,406            2,544
CNA Financial Corp. 6.60% 2008                                                                      8,630            9,167
CNA Financial Corp. 7.25% 2023                                                                      2,750            2,803
ACE INA Holdings Inc. 5.875% 2014                                                                   7,000            7,176
ACE Capital Trust II 9.70% 2030                                                                     8,250           11,034
Mangrove Bay Pass Through Trust 6.102% 2033(3),(5)                                                 18,000           17,952
Development Bank of Singapore Ltd. 7.875% 2010(3)                                                  10,000           11,564
Development Bank of Singapore Ltd. 7.125% 2011(3)                                                   5,000            5,605
HBOS Treasury Services PLC 3.75% 2008(3)                                                           14,500           14,386
Scotland International Finance No. 2 BV 4.25% 2013(3)                                               1,500            1,403
HBOS PLC 5.375% (undated)(3),(5)                                                                      500              489
Downey Financial Corp. 6.50% 2014                                                                  15,500           15,887
MetLife, Inc. 3.911% 2005                                                                           9,760            9,888
Metropolitan Life Insurance Co. 7.00% 2005(3)                                                       5,000            5,247
Nationwide Life Insurance Co. 5.35% 2007(3)                                                         8,500            8,878
Nationwide Mutual Insurance Co. 7.875% 2033(3)                                                      5,000            5,761
ReliaStar Financial Corp. 8.00% 2006                                                                8,000            8,835
ReliaStar Financial Corp. 6.50% 2008                                                                3,000            3,244
International Nederland Bank NV 5.125% 2015(3)                                                      2,500            2,437
LaBranche and Co., Inc. 9.50% 2009(3)                                                              14,000           13,930
ProLogis Trust 7.05% 2006                                                                          12,000           12,955
Colonial Realty LP 6.25% 2014                                                                      12,025           12,165
Assurant, Inc. 5.625% 2014                                                                         12,000           11,968
Simon Property Group, LP 4.875% 2010                                                                6,375            6,365
Simon Property Group, LP 6.35% 2012                                                                 5,000            5,324
Standard Chartered Bank 1.995% Eurodollar note (undated) (5)                                       15,000           11,625
Skandinaviska Enskilda Banken 7.50% (undated)(3),(5)                                               10,405           11,617
Kazkommerts International BV 8.50% 2013(3)                                                          1,500            1,504
Kazkommerts International BV 7.875% 2014(3)                                                        10,000            9,525
Federal Realty Investment Trust 6.125% 2007                                                        10,000           10,632
Providian Financial Corp., Series A, 9.525% 2027(3)                                                10,000           10,050
Developers Diversified Realty Corp. 4.625% 2010                                                    10,140            9,901
Popular North America, Inc., Series E, 3.875% 2008                                                 10,000            9,847
Independence Community Bank 3.75% 2014(5)                                                          10,000            9,580
Duke Realty LP 4.625% 2013                                                                         10,000            9,451
Zions Bancorporation 6.00% 2015                                                                     9,000            9,271
Abbey National PLC, Series 1-B, 6.69% 2005                                                          2,000            2,092
Abbey National PLC 6.70% (undated)(5)                                                               1,580            1,707
Abbey National PLC 7.35% (undated)(5)                                                               5,000            5,387
Bayerische Landesbank, Series F, 2.50% 2006                                                         9,000            8,966
Bank of Nova Scotia 1.313% Eurodollar note (undated)(5)                                            10,000            8,311
Canadian Imperial Bank of Commerce 1.313% Eurodollar note 2085(5)                                  10,000            8,213
Mizuho Financial Group (Cayman) Ltd. 5.79% 2014(3)                                                  7,000            6,996
Midland Bank 2.125% Eurodollar note (undated)(5)                                                    5,000            4,275
Sumitomo Mitsui Banking Corp. 8.00% 2012                                                            5,000            5,893
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated)(3),(5)                             5,000            5,619
Lincoln National Corp. 6.20% 2011                                                                   5,000            5,367
Irvine Co., Class A, 7.46% 2006(3),(4)                                                              5,000            5,274
Credit Suisse First Boston, Inc. 4.625% 2008                                                        5,000            5,118
Woori Bank 5.75% 2014(3),(5)                                                                        5,000            5,042
Bank of America Corp. 4.375% 2010                                                                   5,000            4,935
Boston Properties LP 6.25% 2013                                                                     4,000            4,233
Jackson National Life Global Funding, Series 2002-1, 5.25% 2007(3)                                  4,000            4,213
Kimco Realty Corp. 6.00% 2012                                                                       3,250            3,417
Principal Life Global Funding I 4.40% 2010(3)                                                       3,000            2,984
BNP Paribas 5.125% 2015(3)                                                                          3,000            2,963
Barclays Bank PLC 6.86% callable perpetual core tier one notes (undated)(3),(5)                     1,650            1,737
                                                                                                                 1,125,647

GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS -- 2.07%
U.S. Treasury Obligations 5.75% 2005                                                              239,500          250,016
U.S. Treasury Obligations 3.25% 2007                                                               35,000           35,142
U.S. Treasury Obligations 3.375% 2007(10)                                                          38,776           41,561
U.S. Treasury Obligations 4.375% 2007                                                              50,000           51,789
U.S. Treasury Obligations 2.625% 2008                                                               5,000            4,869
U.S. Treasury Obligations 3.625% 2008(10)                                                         111,156          121,686
U.S. Treasury Obligations 6.00% 2009                                                               50,750           56,039
U.S. Treasury Obligations Principal Strip 0% 2011                                                   5,660            4,198
U.S. Treasury Obligations 3.50% 2011(10)                                                           16,291           18,168
U.S. Treasury Obligations Principal Strip 0% 2013                                                  11,585            7,513
U.S. Treasury Obligations Principal Strip 0% 2015                                                  13,850            7,925
U.S. Treasury Obligations 8.875% 2017                                                              10,025           13,886
U.S. Treasury Obligations 8.75% 2020                                                                6,905            9,672
U.S. Treasury Obligations 6.875% 2025                                                              77,750           93,641
United Mexican States Government Global 4.625% 2008                                                10,000            9,973
United Mexican States Government Global 8.625% 2008                                                 5,000            5,690
United Mexican States Government Eurobonds, Global 8.375% 2011                                      3,000            3,443
United Mexican States Government Eurobonds, Global 7.50% 2012                                       6,310            6,957
United Mexican States Government Eurobonds, Global 6.375% 2013                                      7,500            7,673
United Mexican States Government Eurobonds 11.375% 2016                                            29,684           42,151
United Mexican States Government Global 8.125% 2019                                                 2,061            2,277
United Mexican States Government Global 8.30% 2031                                                  1,965            2,127
United Mexican States Government Global 7.50% 2033                                                  2,833            2,836
Freddie Mac 4.25% 2005                                                                             75,000           76,275
Russian Federation 8.25% 2010                                                                      12,250           13,199
Russian Federation 5.00% 2030                                                                       9,770            9,013
Federal Home Loan Bank 4.125% 2004                                                                 16,460           16,571
State of Qatar 9.75% 2030                                                                           7,000            9,739
Fannie Mae 7.25% 2030                                                                               3,250            3,902
Banque Centrale de Tunisie 7.375% 2012                                                              3,500            3,859
El Salvador (Republic of) 7.75% 2023(3)                                                             1,250            1,311
                                                                                                                   933,101

INDUSTRIALS -- 1.65%
Browning-Ferris Industries, Inc. 7.875% 2005                                                        3,000            3,083
Allied Waste North America, Inc., Series B, 7.625% 2006                                            29,840           31,257
Allied Waste North America, Inc. 8.50% 2008                                                         1,500            1,639
Allied Waste North America, Inc., Series B, 8.875% 2008                                            38,750           42,431
Allied Waste North America, Inc., Series B, 6.50% 2010                                             16,000           15,920
Allied Waste North America, Inc., Series B, 5.75% 2011                                              8,000            7,580
Allied Waste North America, Inc., Series B, 6.125% 2014                                             7,925            7,271
Allied Waste North America, Inc., Series B, 7.375% 2014                                             4,500            4,331
Northwest Airlines, Inc. 7.625% 2005                                                               10,000            9,750
Northwest Airlines, Inc. 8.875% 2006                                                                2,200            1,793
Northwest Airlines, Inc. 9.875% 2007                                                               37,400           28,237
Northwest Airlines, Inc. 7.875% 2008                                                               22,000           14,850
Northwest Airlines, Inc. 10.00% 2009                                                               62,750           43,611
Northwest Airlines, Inc., Series 1999-2, Class A, 7.575% 2020(9)                                    2,572            2,575
Northwest Airlines, Inc., Series 2001-1, Class A-1, 7.041% 2023(9)                                  4,476            4,341
Cendant Corp. 6.25% 2008                                                                           28,000           30,065
PHH Corp. 7.125% 2013                                                                               5,000            5,607
Cendant Corp. 7.375% 2013                                                                          23,250           26,373
Tyco International Group SA 6.125% 2008                                                            15,000           16,095
Tyco International Group SA 6.125% 2009                                                             1,000            1,072
Tyco International Group SA 6.375% 2011                                                            34,415           37,034
Delta Air Lines, Inc. 7.70% 2005                                                                   62,396           35,878
Delta Air Lines, Inc., Series 2001-1, Class A-2, 7.111% 2013(9)                                    10,000            9,099
Delta Air Lines, Inc., Series 1992-A2, 9.20% 2014(9)                                                5,000            2,350
Delta Air Lines, Inc. 10.375% 2022                                                                  3,000            1,140
USA Waste Services, Inc. 7.00% 2004                                                                 9,060            9,125
Waste Management, Inc. 7.00% 2006                                                                   7,000            7,531
Waste Management, Inc. 6.50% 2008                                                                   5,000            5,429
Waste Management, Inc. 5.00% 2014                                                                   7,000            6,774
WMX Technologies, Inc. 7.10% 2026                                                                  10,125           10,880
Bombardier Capital Inc., Series A, 6.125% 2006(3)                                                   8,300            8,280
Bombardier Inc. 6.30% 2014(3)                                                                      35,500           30,695
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011(3),(9)                             26,653           28,508
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664%
   2013(3),(9)                                                                                      7,009            7,592
American Standard Inc. 7.375% 2008                                                                  5,935            6,499
American Standard Inc. 8.25% 2009                                                                   2,124            2,432
American Standard Inc. 7.625% 2010                                                                 22,601           25,257
Hutchison Whampoa International Ltd. 7.00% 2011(3)                                                  5,000            5,366
Hutchison Whampoa International Ltd. 6.50% 2013(3)                                                 21,000           21,251
Hutchison Whampoa Finance Ltd., Series B, 7.45% 2017(3)                                             6,750            7,091
General Electric Capital Corp., Series A, 5.375% 2007                                               8,000            8,420
General Electric Capital Corp., Series A, 6.00% 2012                                                8,000            8,554
General Electric Co. 5.00% 2013                                                                     5,000            5,000
Raytheon Co. -- RC Trust I 7.00% trust preferred 2006                                              18,000           19,800
Nortek, Inc. 4.87% 2010(3),(5)                                                                     17,050           17,604
Continental Airlines, Inc. 8.00% 2005                                                               5,010            4,409
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017(9)                                  8,542            6,781
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2021(9)                                4,339            4,032
John Deere Capital Corp. 3.90% 2008                                                                14,000           14,062
Jacuzzi Brands, Inc. 9.625% 2010                                                                   10,441           11,328
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012(3)                                   10,740           11,196
Caterpillar Financial Services Corp. 4.50% 2009                                                    10,000           10,131
TFM, SA de CV 10.25% 2007                                                                           1,150            1,162
TFM, SA de CV 11.75% 2009                                                                           2,675            2,675
TFM, SA de CV 12.50% 2012                                                                           4,165            4,488
Worldspan, LP and WS Financing Corp. 9.625% 2011                                                    7,530            7,605
RailAmerica Transportation Corp. 12.875% 2010                                                       6,450            7,393
Kansas City Southern Railway Co. 7.50% 2009                                                         5,750            5,815
Terex Corp., Class B, 10.375% 2011                                                                  2,000            2,245
Terex Corp. 7.375% 2014                                                                             3,500            3,544
America West Airlines, Inc., Series 2000-1, Class G, AMBAC insured, 8.057%
   2022(9)                                                                                          5,081            5,558
KinderCare Learning Centers, Inc., Series B, 9.50% 2009                                             4,990            5,102
AGCO Corp. 9.50% 2008                                                                               3,500            3,815
United Air Lines, Inc. 9.00% 2003(11)                                                               8,000              640
United Air Lines, Inc., Series 1996-A2, 7.87% 2019(8),(9)                                           5,000            1,954
American Airlines, Inc., Series 2003-1, Class G, AMBAC insured, 3.857% 2010(9)                      2,301            2,225
Jet Equipment Trust, Series 1995-B, 10.91% 2014(3),(8)                                              4,750               48
Jet Equipment Trust, Series 1995-A, Class B, 8.64% 2015(3),(8),(9)                                  7,790               78
Jet Equipment Trust, Series 1995-B, Class C, 9.71% 2015(3),(8),(9)                                  5,500               55
Jet Equipment Trust, Series 1995-A, Class C, 10.69% 2015(3),(8),(9)                                 5,000               50
                                                                                                                   741,861

UTILITIES -- 1.37%
Southern California Edison, First and Ref. Mortgage Bonds, 8.00% 2007                              47,775           52,881
Edison Mission Energy 10.00% 2008                                                                  11,250           12,825
Mission Energy Holding Co. 13.50% 2008                                                             22,230           27,676
Edison Mission Energy 7.73% 2009                                                                   15,720           16,310
Edison Mission Energy 9.875% 2011                                                                  15,280           17,190
Midwest Generation, LLC, Series B, 8.56% 2016(9)                                                    6,000            6,244
Homer City Funding LLC 8.734% 2026(9)                                                               9,995           10,894
Midwest Generation, LLC and Midwest Finance Corp. 8.75% 2034(3)                                    24,675           26,279
AES Corp. 10.00% 2005(3),(9)                                                                        2,338            2,402
AES Corp. 9.50% 2009                                                                               16,915           18,437
AES Corp. 9.375% 2010                                                                               5,752            6,270
AES Corp. 8.75% 2013(3)                                                                            59,700           65,521
AES Corp. 9.00% 2015(3)                                                                             4,750            5,213
AES Red Oak, LLC, Series B, 9.20% 2029(9)                                                           2,000            2,110
Nevada Power Co., Series A, 8.25% 2011                                                              6,000            6,525
Nevada Power Co., Series I, 6.50% 2012(3)                                                           4,250            4,229
Nevada Power Co., General and Ref. Mortgage Notes, Series G, 9.00% 2013                            24,025           26,908
Sierra Pacific Resources 8.625% 2014(3)                                                             2,725            2,834
Israel Electric Corp. Ltd. 7.70% 2018(3)                                                           22,500           24,839
Israel Electric Corp. Ltd. 8.10% 2096(3)                                                           14,405           14,438
Dynegy Holdings Inc. 9.875% 2010(3)                                                                11,750           12,896
Dynegy Holdings Inc. 10.125% 2013(3)                                                               20,900           23,147
Dominion Resources, Inc., Series 2002-D, 5.125% 2009                                               22,500           22,930
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007                                         8,000            8,356
Duke Capital Corp. 7.50% 2009                                                                      14,500           16,271
Duke Capital Corp. 6.25% 2013                                                                       4,500            4,706
Duke Capital Corp. 5.50% 2014                                                                       8,000            7,903
PSEG Energy Holdings Inc. 8.625% 2008                                                               8,800            9,592
PSEG Power LLC 7.75% 2011                                                                           7,500            8,555
PSEG Power LLC 5.00% 2014                                                                          10,000            9,463
NiSource Finance Corp. 7.625% 2005                                                                  9,000            9,524
NiSource Finance Corp. 7.875% 2010                                                                 15,000           17,394
Alabama Power Co., Series U, 2.65% 2006                                                             5,000            4,987
Alabama Power Co., Series X, 3.125% 2008                                                            3,750            3,651
Alabama Power Co., Series R, 4.70% 2010                                                             1,250            1,256
Southern Power Co., Series B, 6.25% 2012                                                            9,000            9,548
Alabama Power Co., Series Q, 5.50% 2017                                                             5,000            5,032
Progress Energy, Inc. 6.75% 2006                                                                    5,000            5,261
Progress Energy, Inc. 6.05% 2007                                                                    7,500            7,924
Progress Energy, Inc. 5.85% 2008                                                                    2,500            2,629
Progress Energy, Inc. 7.10% 2011                                                                    2,500            2,760
Cilcorp Inc. 8.70% 2009                                                                             9,000           10,579
Cilcorp Inc. 9.375% 2029                                                                            3,000            4,024
Exelon Corp. 6.75% 2011                                                                             1,000            1,095
Exelon Generation Co., LLC 6.95% 2011                                                              11,300           12,496
Constellation Energy Group, Inc. 6.125% 2009                                                       12,000           12,810
Reliant Energy Resources Corp. 7.75% 2011                                                          10,000           11,414
Appalachian Power Co., Series G, 3.60% 2008                                                         6,770            6,632
Oncor Electric Delivery Co. 6.375% 2015                                                             5,000            5,376
Pacific Gas and Electric Co., First Mortgage Bonds, 6.05% 2034                                      4,000            3,866
Tri-State Generation and Transmission Assn., Inc., Pass Through Trust, Series
   2003-A, 6.04% 2018(3),(9)                                                                        2,965            3,001
                                                                                                                   615,103

INFORMATION TECHNOLOGY -- 1.24%
Electronic Data Systems Corp. 6.334% 2006                                                          10,000           10,242
Electronic Data Systems Corp. 7.125% 2009                                                          48,905           51,134
Electronic Data Systems Corp., Series B, 6.00% 2013(5)                                            123,000          118,779
Motorola, Inc. 6.75% 2006                                                                          33,200           35,119
Motorola, Inc. 8.00% 2011                                                                          52,985           61,590
Motorola, Inc. 5.22% 2097                                                                          14,506           10,807
Jabil Circuit, Inc. 5.875% 2010                                                                    53,450           55,388
Flextronics International Ltd. 6.50% 2013                                                          48,625           48,017
Sanmina-SCI Corp. 10.375% 2010                                                                     35,500           40,381
Solectron Corp., Series B, 7.375% 2006                                                              5,450            5,668
Solectron Corp. 9.625% 2009                                                                        27,775           30,553
Xerox Corp. 7.15% 2004                                                                             13,500           13,500
Xerox Corp. 7.125% 2010                                                                            21,000           21,630
Nortel Networks Ltd. 6.125% 2006                                                                   21,000           21,079
Freescale Semiconductor, Inc. 6.875% 2011(3)                                                       15,000           15,188
ON Semiconductor Corp. and Semiconductor Components Industries, LLC 13.00%
   2008(5)                                                                                          5,220            5,912
Hyundai Semiconductor America, Inc. 8.625% 2007(3)                                                  4,860            4,697
Viasystems, Inc. 10.50% 2011(3)                                                                     2,825            2,712
Iron Mountain Inc. 7.75% 2015                                                                       1,750            1,798
Micron Technology, Inc. 6.50% 2005(3)                                                               1,000              995
                                                                                                                   555,189

MATERIALS -- 1.23%
Fort James Corp. 6.625% 2004                                                                        2,600            2,620
Georgia-Pacific Corp. 7.50% 2006                                                                    6,500            6,906
Fort James Corp. 6.875% 2007                                                                        5,000            5,325
Georgia-Pacific Corp. 7.375% 2008                                                                  15,500           16,740
Georgia-Pacific Corp. 8.875% 2010                                                                  14,125           16,279
Georgia-Pacific Corp. 8.125% 2011                                                                   9,110           10,272
Georgia-Pacific Corp. 9.50% 2011                                                                    3,900            4,680
Georgia-Pacific Corp. 9.375% 2013                                                                     250              291
Georgia-Pacific Corp. 7.70% 2015                                                                      950            1,031
Georgia-Pacific Corp. 8.25% 2023                                                                    6,992            7,219
Owens-Illinois, Inc. 8.10% 2007                                                                       750              786
Owens-Brockway Glass Container Inc. 8.875% 2009                                                    20,975           22,915
Owens-Illinois, Inc. 7.50% 2010                                                                       750              765
Owens-Brockway Glass Container Inc. 7.75% 2011                                                      8,500            9,053
Owens-Brockway Glass Container Inc. 8.75% 2012                                                      6,000            6,630
Owens-Brockway Glass Container Inc. 8.25% 2013                                                     14,000           14,735
Abitibi-Consolidated Co. of Canada 6.95% 2006                                                         500              519
Abitibi-Consolidated Co. of Canada 5.25% 2008                                                      24,500           23,398
Abitibi-Consolidated Finance LP 7.875% 2009                                                         5,000            5,188
Abitibi-Consolidated Inc. 8.55% 2010                                                                8,000            8,520
Abitibi-Consolidated Co. of Canada 6.00% 2013                                                      14,750           13,459
Lyondell Chemical Co. 9.50% 2008                                                                   31,050           32,641
Equistar Chemicals, LP 10.125% 2008                                                                 5,825            6,415
Equistar Chemicals, LP 8.75% 2009                                                                     625              648
Equistar Chemicals, LP and Equistar Funding Corp. 10.625% 2011                                      3,550            3,958
Lyondell Chemical Co. 11.125% 2012                                                                  4,825            5,410
Weyerhaeuser Co. 5.95% 2008                                                                        16,000           17,062
Weyerhaeuser Co. 5.25% 2009                                                                         3,000            3,078
Weyerhaeuser Co. 6.75% 2012                                                                        12,000           13,140
Freeport-McMoRan Copper & Gold Inc. 10.125% 2010                                                   23,890           26,637
Norske Skogindustrier ASA 7.625% 2011(3)                                                           13,641           15,129
Norske Skogindustrier ASA 6.125% 2015(3)                                                           11,500           11,429
Scotia Pacific Co. LLC, Series B, Class A-2, 7.11% 2028(9)                                         14,800           12,432
Scotia Pacific Co. LLC, Series B, Class A-3, 7.71% 2028                                            20,050           14,035
Stone Container Corp. 9.25% 2008                                                                    8,375            9,254
Stone Container Corp. 9.75% 2011                                                                      875              971
Jefferson Smurfit Corp. (U.S.) 8.25% 2012                                                           2,250            2,413
Stone Container Corp. 8.375% 2012                                                                   3,000            3,225
Jefferson Smurfit Corp. (U.S.) 7.50% 2013                                                           7,750            7,905
Graphic Packaging International, Inc. 8.50% 2011                                                   12,150           13,244
Graphic Packaging International, Inc. 9.50% 2013                                                    7,500            8,288
Packaging Corp. of America 4.375% 2008                                                              9,500            9,452
Packaging Corp. of America 5.75% 2013                                                              11,250           11,309
Ainsworth Lumber Co. Ltd. 6.75% 2014(3)                                                            10,000            9,650
Ainsworth Lumber Co. Ltd. 6.75% 2014(3)                                                             5,000            4,825
Phelps Dodge Corp. 8.75% 2011                                                                      10,000           11,977
Temple-Inland Inc. 7.875% 2012                                                                     10,000           11,445
Allegheny Technologies, Inc. 8.375% 2011                                                           10,500           10,973
Ispat Inland ULC 9.75% 2014(3)                                                                     10,350           10,738
Norampac Inc. 6.75% 2013                                                                           10,500           10,605
Dow Chemical Co. 6.00% 2012                                                                         9,000            9,439
Associated Materials Inc. 0%/11.25% 2014(3),(7)                                                    11,500            8,108
International Paper Co. 4.00% 2010                                                                  8,000            7,691
Smurfit Capital Funding PLC 6.75% 2005                                                              3,425            3,545
JSG Funding PLC 9.625% 2012                                                                           500              563
JSG Funding PLC 15.50% 2013(6)                                                                      2,827            3,265
Corporacion Nacional del Cobre de Chile 6.375% 2012(3)                                              5,500            5,925
Corporacion Nacional del Cobre de Chile 5.50% 2013(3)                                                 750              760
Huntsman LLC 11.50% 2012(3)                                                                         5,000            5,088
United States Steel Corp. 9.75% 2010                                                                4,205            4,699
Gerdau Ameristeel Corp. and GUSAP Partners 10.375% 2011                                             4,125            4,620
ICI Wilmington, Inc. 4.375% 2008                                                                    1,665            1,647
ICI Wilmington, Inc. 5.625% 2013                                                                    3,000            2,972
SCA Coordination Center NV 4.50% 2015(3)                                                            5,000            4,612
Inco Ltd. 7.75% 2012                                                                                4,000            4,573
Ball Corp. 6.875% 2012                                                                              2,500            2,566
Earle M. Jorgensen Co. 9.75% 2012                                                                   2,000            2,220
Oregon Steel Mills, Inc. 10.00% 2009                                                                1,750            1,873
Luscar Coal Ltd. 9.75% 2011                                                                         1,500            1,695
AK Steel Corp. 7.75% 2012                                                                           1,575            1,465
Pindo Deli Finance Mauritius Ltd. 10.25% 2002(11)                                                   4,000            1,120
                                                                                                                   554,065

ENERGY -- 1.07%
Port Arthur Finance Corp. 12.50% 2009(9)                                                              536              627
Premcor Refining Group Inc. 9.25% 2010                                                             13,875           15,679
Premcor Refining Group Inc. 6.125% 2011                                                            47,500           47,975
Premcor Refining Group Inc. 6.75% 2011                                                             15,650           16,393
Premcor Refining Group Inc. 7.75% 2012                                                              3,000            3,203
Premcor Refining Group Inc. 9.50% 2013                                                             57,215           66,655
Premcor Refining Group Inc. 6.75% 2014                                                             49,000           49,613
Premcor Refining Group Inc. 7.50% 2015                                                             22,000           23,320
Northwest Pipeline Corp. 8.125% 2010                                                                5,000            5,569
Transcontinental Gas Pipe Line Corp., Series B, 7.00% 2011                                         19,765           21,000
Williams Companies, Inc. 7.125% 2011                                                               41,750           43,629
Williams Companies, Inc. 8.125% 2012                                                               12,910           14,169
Williams Companies, Inc. 7.875% 2021                                                               10,000           10,150
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009(3),(9)                                       35,915           35,239
Western Oil Sands Inc. 8.375% 2012                                                                 21,185           23,277
Newfield Exploration Co., Series B, 7.45% 2007                                                      6,000            6,390
Newfield Exploration Co. 7.625% 2011                                                                1,500            1,628
Newfield Exploration Co. 8.375% 2012                                                               11,400           12,369
Devon Financing Corp., ULC 6.875% 2011                                                             17,000           18,694
Overseas Shipholding Group, Inc. 8.25% 2013                                                        16,210           17,183
General Maritime Corp. 10.00% 2013                                                                 10,225           11,299
XTO Energy Inc. 7.50% 2012                                                                          8,850           10,092
Oryx Energy Co. 8.125% 2005                                                                         8,500            8,930
Pemex Project Funding Master Trust 7.875% 2009                                                      1,600            1,764
Pemex Project Funding Master Trust 7.375% 2014                                                      3,500            3,675
Pemex Project Funding Master Trust 8.625% 2022                                                        500              541
OXYMAR 7.50% 2016(3)                                                                                5,500            5,638
Reliance Industries Ltd., Series B, 10.25% 2097                                                     3,125            3,416
PETRONAS Capital Ltd. 7.00% 2012(3)                                                                 2,000            2,217
                                                                                                                   480,334

CONSUMER STAPLES -- 0.78%
Ahold Finance U.S.A., Inc. 8.25% 2010                                                              57,355           61,800
Ahold Lease Pass Through Trust, Series 2001-A-1, 7.82% 2020(9)                                        946              949
Ahold Lease Pass Through Trust, Series 2001-A-2, 8.62% 2025(9)                                      9,800            9,782
Ahold Finance U.S.A., Inc. 6.25% 2009                                                              64,208           63,967
Delhaize America, Inc. 7.375% 2006                                                                 27,985           29,775
Delhaize America, Inc. 8.125% 2011                                                                 22,010           24,513
Delhaize America, Inc. 9.00% 2031                                                                   5,150            5,811
Burns Philp Capital Pty Ltd. and Burns Philp Capital (U.S.) Inc., Series B,
   9.50% 2010                                                                                       3,000            3,210
Burns Philp Capital Pty Ltd. and Burns Philp Capital (U.S.) Inc., Series B,
   10.75% 2011                                                                                      8,675            9,391
Burns Philp Capital Pty Ltd., Series B, 9.75% 2012                                                 10,875           11,392
SUPERVALU INC 7.50% 2012                                                                           18,185           20,569
Rite Aid Corp. 6.875% 2013                                                                          7,725            7,107
Rite Aid Corp. 9.25% 2013                                                                           5,700            5,999
Stater Bros. Holdings Inc. 5.06% 2010(3),(5)                                                        6,525            6,688
Stater Bros. Holdings Inc. 8.125% 2012(3)                                                           5,725            5,882
Jean Coutu Group (PJC) Inc. 7.625% 2012(3)                                                          2,500            2,531
Jean Coutu Group (PJC) Inc. 8.50% 2014(3)                                                          10,000            9,963
Anheuser-Busch Co. Inc. 9.00% 2009                                                                 10,000           12,211
Kraft Foods Inc. 6.25% 2012                                                                        10,000           10,691
Kellogg Co. 6.00% 2006                                                                             10,000           10,497
Playtex Products, Inc. 8.00% 2011(3)                                                               10,000           10,425
Gold Kist Inc. 10.25% 2014(3)                                                                       8,175            8,870
CVS Corp. 5.789% 2026(3)                                                                            7,417            7,334
Winn Dixie Pass-through Trust, Series 1999-1, Class A-1, 7.803% 2017(3),(9)                         8,506            6,810
Pathmark Stores, Inc. 8.75% 2012                                                                    6,125            6,171
                                                                                                                   352,338

ASSET-BACKED OBLIGATIONS9 -- 0.77%
Green Tree Financial Corp., Series 1993-2, Class B, 8.00% 2018                                     14,000           13,500
Green Tree Financial Corp., Series 1995-4, Class B-2, 7.70% 2025(8)                                 1,900              475
Green Tree Financial Corp., Series 1995-3, Class B-2, 8.10% 2025(8)                                16,121            4,836
Green Tree Financial Corp., Series 1995-2, Class B-2, 8.80% 2026(8)                                11,457            4,010
Green Tree Financial Corp., Series 1996-2, Class B-2, 7.90% 2027(8)                                12,950            2,849
Green Tree Financial Corp., Series 1996-10, Class B-2, 7.74% 2028(8)                                8,369            1,841
Green Tree Financial Corp., Series 1997-8, Class B-2, 7.75% 2028(8)                                 6,393            1,407
Green Tree Financial Corp., Series 1997-1, Class B-2, 7.76% 2028(8)                                 9,781            2,152
Green Tree Financial Corp., Series 1997-2, Class B-2, 8.05% 2028(8)                                 3,280              722
Green Tree Financial Corp., Series 1997-6, Class B-2, 7.75% 2029(8)                                10,611            2,334
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029(8)                          18,188           15,403
Green Tree Financial Corp., Series 1998-3, Class B-2, 8.07% 2030(8)                                 4,723            1,039
Green Tree Financial Corp., Series 1998-4, Class B-2, 8.11% 2030(8)                                 6,470            1,423
Vita Capital Ltd., Series 2003-I, 2.95% 2007(3),(5)                                                24,000           24,279
Residential Asset Securities Corp. Trust, Series 2003-KS2, Class A-I-3,
   2.66% 2028                                                                                       1,400            1,393
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6,
   5.96% 2031                                                                                       9,500            9,770
Residential Asset Securities Corp. Trust, Series 2003-KS6, Class A-II, 1.75%
   2033(5)                                                                                          7,104            7,113
Metris Master Trust, Series 2000-3, Class A, 1.68% 2009(5)                                         14,428           14,271
Metris Master Trust, Series 2001-2, Class A, 1.74% 2009(5)                                          3,500            3,491
AESOP Funding II LLC, Series 2002-1A, Class A-1, AMBAC insured, 3.85% 2006(3)                       7,925            8,018
AESOP Funding II LLC, Series 2003-2, Class A-1, MBIA insured, 2.74% 2007(3)                         8,000            7,940
AmSouth Auto Trust, Series 2000-1, Class C, 7.44% 2007                                             14,260           14,301
AmeriCredit Automobile Receivables Trust, Series 2002-C, Class A-4, FSA insured,
   3.55% 2009                                                                                       5,000            5,037
AmeriCredit Automobile Receivables Trust, Series 2003-C-F, Class A-4, FSA
   insured, 3.48% 2010                                                                              9,000            9,036
MMCA Auto Owner Trust, Series 2001-4, Class B, 4.84% 2008                                           3,158            3,186
MMCA Auto Owner Trust, Series 2002-4, Class A-4, 3.05% 2009                                         5,000            4,991
MMCA Auto Owner Trust, Series 2002-4, Class B, 3.82% 2009                                           5,169            5,187
Ameriquest Mortgage Securities Inc., Series 2003-12, Class M-1, 2.20% 2033(5)                       7,000            7,071
Ameriquest Mortgage Securities Inc., Series 2003-5, Class A-2, 2.43% 2033                           5,158            5,154
Chase Credit Card Owner Trust, Series 2003-4, Class C, 2.63% 2016(5)                               11,500           11,796
Residential Asset Mortgage Products Trust, Series 2004-RS3, Class A-I-2,
   3.052% 2029                                                                                      5,000            4,884
Residential Asset Mortgage Products Trust, Series 2003-RZ4, Class A-7, 4.79%
   2033(5)                                                                                          7,000            6,846
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, Class
   FL, 6.67% 2007(3),(5)                                                                            5,000            4,984
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, Class
   FX, 10.421% 2007(3)                                                                              5,000            5,191
MBNA Master Credit Card Trust II, Series 1999-D, Class C, 6.95% 2008(3)                             4,700            5,004
MBNA Master Credit Card Trust II, Series 2000-H, Class B, 1.98% 2013(5)                             5,000            5,072
Mediterranean Re PLC, Class B, 7.11% 2005(3),(5)                                                    9,000            9,248
Banco Itau SA, Series 2002, XLCA insured, 1.85% 2007(3),(5)                                         9,050            9,039
First USA Credit Card Master Trust, Series 1997-4, Class C, 2.41% 2010(3),(5)                       6,500            6,509
First USA Credit Card Master Trust, Series 1998-6, Class C, 6.16% 2011(3)                           2,000            2,120
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-A-6, 6.925% 2024                      7,706            8,303
WFS Financial Owner Trust, Series 2002-3, Class A-4, 3.50% 2010                                     8,000            8,076
CPS Auto Receivables Trust, Series 2002-C, Class A-2, XLCA insured, 3.52%
   2009(3)                                                                                          7,142            7,158
CitiFinancial Mortgage Securities Inc., Series 2003-3, Class AF-5, 4.553% 2033                      6,500            6,375
PIONEER 2002 Ltd., Class D Series, 3.27% 2006(3),(5)                                                6,000            6,080
Centex Home Equity Loan Trust, Series 2003-A, Class AF-3, 2.708% 2026                               5,600            5,604
Financial Pacific Funding II, LLC, Series 2003-A, Class A, FSA insured,
   2.29% 2009(3)                                                                                    5,245            5,211
SLM Private Credit Student Loan Trust, Series 2002-A, Class A-2, 2.07% 2030(5)                      5,000            5,044
Drivetime Auto Owner Trust, Series 2003-A, Class A-3, XLCA insured, 2.524%
   2008(3)                                                                                          5,000            5,005
SeaWest Securitization, LLC, Series 2002-A, Class A-3, XLCA insured, 3.58%
   2008(3)                                                                                          2,270            2,286
SeaWest Securitization, LLC, Series 2003-A, Class A-2, XLCA insured, 2.84%
   2009(3)                                                                                          2,701            2,712
Home Equity Asset Trust, Series 2003-5, Class A-2, 1.80% 2033(5)                                    4,866            4,872
California Infrastructure and Economic Development Bank, Special Purpose Trust,
     PG&E-1, Series 1997-1, Class A-7, 6.42% 2008                                                   4,649            4,843
Chevy Chase Auto Receivables Trust, Series 2001-2, Class B, 5.16% 2008                              4,332            4,446
Providian Master Trust, Series 2000-1, Class C, 2.60% 2009(3),(5)                                   4,000            3,974
Long Beach Mortgage Loan Trust, Series 2004-A, Class M-3, 2.40% 2024(5)                             3,500            3,490
Rental Car Finance Corp., Series 1999-1A, Class D, 7.10% 2007(3)                                    2,500            2,520
Pass-through Amortizing Credit Card Trusts, Series 2002-1A, Class A-2FX,
   4.685% 2012(3)                                                                                   1,351            1,364
Pass-through Amortizing Credit Card Trusts, Series 2002-1A, Class A-3FX,
   6.298% 2012(3)                                                                                     901              907
Nebhelp Trust, Student Loan Interest Margin Securities, Series 1998-1, Class A,
   MBIA insured, 6.68% 2016(3)                                                                      1,746            1,822
PECO Energy Transition Trust, Series 1999-A, Class A-7, 6.13% 2009                                  1,250            1,346
NPF XII, Inc., Series 1999-3, Class B, 2.389% 2003(3),(4),(5),(11)                                  3,000               30
NPF XII, Inc., Series 2001-1A, Class A, 1.989% 2004(3),(4),(5),(11)                                 5,000              569
NPF XII, Inc., Series 2001-3, Class A, 5.52% 2007(3),(4),(8)                                        1,000              114
Residential Reinsurance 2002 Ltd. 6.21% 2005(3),(5)                                                   500              505
                                                                                                                   345,578

HEALTH CARE -- 0.72%
Columbia/HCA Healthcare Corp. 6.91% 2005                                                           11,250           11,569
HCA Inc. 7.125% 2006                                                                                7,785            8,231
Columbia/HCA Healthcare Corp. 7.00% 2007                                                            6,250            6,672
Columbia/HCA Healthcare Corp. 8.85% 2007                                                           12,500           13,701
Columbia/HCA Healthcare Corp. 7.25% 2008                                                            1,000            1,075
Columbia/HCA Healthcare Corp. 8.70% 2010                                                            9,500           10,854
HCA - The Healthcare Co. 8.75% 2010                                                                 7,750            8,939
HCA - The Healthcare Co. 7.875% 2011                                                               40,000           44,353
HCA Inc. 6.95% 2012                                                                                 5,000            5,275
HCA Inc. 6.25% 2013                                                                                 4,900            4,930
Tenet Healthcare Corp. 6.375% 2011                                                                 17,300           15,527
Tenet Healthcare Corp. 9.875% 2014(3)                                                              31,625           33,009
Aetna Inc. 7.375% 2006                                                                             22,000           23,465
Aetna Inc. 7.875% 2011                                                                             10,625           12,360
Triad Hospitals, Inc. 7.00% 2012                                                                   23,000           23,633
Team Health, Inc. 9.00% 2012(3)                                                                    24,000           23,400
Quintiles Transnational Corp. 10.00% 2013                                                          12,300           12,700
Pharma Services Intermediate Holding Corp. 0%/11.50% 2014(3),(7)                                   18,250           10,494
Health Net, Inc. 8.375% 2011                                                                       15,000           17,684
Humana Inc. 7.25% 2006                                                                             13,375           14,327
Wyeth 5.50% 2013(5)                                                                                 9,000            8,762
Schering-Plough Corp. 5.30% 2013                                                                    4,500            4,507
Concentra Operating Corp. 9.50% 2010                                                                4,000            4,360
Universal Hospital Services, Inc., Series B, 10.125% 2011                                           4,000            4,050
                                                                                                                   323,877

MUNICIPALS -- 0.13%
State of California, Golden State Tobacco Securitization Corp., Tobacco
     Settlement Asset-backed Bonds, Series 2003-A1, 6.25% 2033                                     19,750           17,911
State of New Jersey, Tobacco Settlement Fncg. Corp., Tobacco Settlement
     Asset-backed Bonds, Series 2003, 6.125% 2024                                                   9,625            8,907
State of New Jersey, Tobacco Settlement Fncg. Corp., Tobacco Settlement
     Asset-backed Bonds, Series 2002, 5.75% 2032                                                    3,885            3,406
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco
     Settlement Asset-backed Bonds, 6.125% 2027                                                     9,655            8,919
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement
     Asset-backed Bonds, Series 2001-A, Class A, 6.36% 2025                                         5,591            5,427
State of California, Dept. of Water Resources, Power Supply Rev. Bonds, Series
   2002-E, 4.33% 2006                                                                               4,500            4,568
State of New York, Dormitory Auth., City University System Consolidated
     Third General Resolution Rev. Bonds, Series 2003-2, 2.38% 2005                                 4,500            4,498
State of South Dakota, Educational Enhancement Funding Corp. Tobacco
     Settlement Asset-backed Bonds, Series 2002-A, Class A, 6.72% 2025                              4,575            4,303
                                                                                                                    57,939

MISCELLANEOUS -- 0.01%
Other bonds and notes in initial period of acquisition                                                               2,379

TOTAL BONDS AND NOTES (cost: $10,599,625,000)                                                                   10,735,350


SHORT-TERM SECURITIES -- 7.76%

U.S. Treasury Bills 0.98%-1.435% due 8/5-10/28/2004                                               341,200          340,639
Freddie Mac 1.20%-1.27% due 8/20-8/26/2004                                                        183,800          183,644
Pfizer Inc 1.18%-1.49% due 8/2-10/12/2004(3)                                                      155,400          155,180
Federal Home Loan Bank 1.23%-1.355% due 8/18-9/17/2004                                            155,000          154,824
Wal-Mart Stores Inc. 1.26%-1.34% due 8/3-9/8/2004(3)                                              150,000          149,878
Clipper Receivables Co., LLC 1.29%-1.35% due 8/6-9/1/2004(3)                                      150,000          149,867
Coca-Cola Co. 1.14%-1.36% due 8/4-9/21/2004(12)                                                   150,000          149,848
Receivables Capital Co., LLC 1.25%-1.37% due 8/9-9/1/2004(3)                                       75,000           74,935
Bank of America Corp. 1.30%-1.49% due 8/17-10/4/2004(12)                                           75,000           74,877
Three Pillars Funding, LLC 1.30%-1.56% due 8/2-10/20/2004(3)                                      150,000          149,627
CAFCO LLC 1.19%-1.50% due 8/3-10/4/2004(3)                                                        145,000          144,848
Abbott Laboratories Inc. 1.24%-1.54% due 8/17-10/26/2004(3)                                       135,000          134,668
New Center Asset Trust 1.23%-1.44% due 8/16-10/13/2004                                            127,900          127,728
J.P. Morgan Chase & Co. 1.20%-1.30% due 8/11-8/25/2004                                             97,100           97,024
Park Avenue Receivables Co., LLC 1.48% due 9/24/2004(3)                                            30,000           29,932
Wells Fargo & Co. 1.32%-1.34% due 9/2/2004                                                        125,000          124,848
DuPont (E.I.) de Nemours & Co. 1.30%-1.33% due 8/25-9/10/2004(12)                                 125,000          124,829
General Electric Capital Services Inc. 1.21%-1.44% due 8/2-9/22/2004                              125,000          124,805
Procter & Gamble Co. 1.26%-1.48% due 8/11-10/12/2004(3)                                           125,000          124,791
Variable Funding Capital Corp. 1.40% due 9/15/2004(3)                                             125,000          124,773
ChevronTexaco Funding Corp. 1.19%-1.25% due 8/10-8/18/2004(12)                                    100,000           99,943
Triple-A One Funding Corp. 1.12%-1.30% due 8/3-8/13/2004(3)                                        80,296           80,270
Fannie Mae 1.16% due 8/10/2004                                                                     80,000           79,973
IBM Capital Inc. 1.20%-1.37% due 8/6-9/10/2004(3)                                                  50,000           49,957
IBM Credit Corp. 1.20% due 8/3/2004                                                                25,000           24,997
Anheuser-Busch Cos. Inc. 1.30%-1.38% due 8/23-9/16/2004(3),(12)                                    66,700           66,620
FCAR Owner Trust I 1.14%-1.31% due 8/6-8/24/2004                                                   56,800           56,772
Federal Farm Credit Banks 1.10%-1.38% due 8/3-9/17/2004                                            52,000           51,950
American Express Credit Corp. 1.26% due 8/13/2004                                                  50,000           49,977
Exxon Asset Management Co. 1.25% due 8/27/2004(3)                                                  50,000           49,953
Household Finance Corp. 1.29%-1.40% due 8/16-9/14/2004                                             50,000           49,935
Gannett Co. 1.35% due 9/13/2004(3)                                                                 43,200           43,129
Eli Lilly and Co. 1.54% due 10/22/2004(3)                                                          40,000           39,852
                                                                                                                 3,484,893

TOTAL SHORT-TERM SECURITIES (cost: $3,484,991,000)                                                               3,484,893

TOTAL INVESTMENT SECURITIES (cost: $41,150,613,000)                                                             44,995,225
New Taiwanese Dollar (cost: $3,000,000)                                                        NT$104,905            3,091
Other assets less liabilities                                                                                      (95,270)

NET ASSETS                                                                                                     $44,903,046


(1) Represents an affiliated company as defined under the Investment Company
    Act of 1940.
(2) Security did not produce income during the last 12 months.
(3) Purchased in a private placement transaction; resale may be limited to qualified institutional Buyers; resale to the public may require registration. The total value of all restricted securities was $3,864,013,000, which represented 8.61% of the net assets of the fund.
(4) Valued under fair value procedures adopted by authority of the Board of Directors.
(5) Coupon rate may change periodically.
(6) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(7) Step bond; coupon rate will increase at a later date.
(8) Company not making scheduled interest payments; bankruptcy proceedings pending.
(9) Pass-through security backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
(10) Index-linked bond whose principal amount moves with a government retail price index.
(11) Company did not make principal payment upon scheduled maturity date;
     reorganization pending.
(12) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts






FINANCIAL STATEMENTS


Statement of assets and liabilities           (dollars and shares in thousands,
at July 31, 2004                                      except per-share amounts)

ASSETS:
 Investment securities at market:
  Unaffiliated issuers (cost: $40,823,100)                                                       $44,675,252
  Affiliated issuers (cost: $327,513)                                                                319,973          $44,995,225
 Cash denominated in non-U.S. currencies (cost: $3,000)                                                                     3,091
 Cash                                                                                                                      21,558
 Receivables for:
  Sales of investments                                                                                74,972
  Sales of fund's shares                                                                             121,810
  Dividends and interest                                                                             301,251              498,033
                                                                                                                       45,517,907
LIABILITIES:
 Payables for:
  Purchases of investments                                                                           400,712
  Repurchases of fund's shares                                                                        28,464
  Dividends on fund's shares                                                                         153,250
  Investment advisory services                                                                         9,223
  Services provided by affiliates                                                                     21,381
  Deferred Directors' compensation                                                                     1,517
  Other fees and expenses                                                                                314              614,861
NET ASSETS AT JULY 31, 2004                                                                                           $44,903,046

NET ASSETS CONSIST OF:
 Capital paid in on shares of capital stock                                                                           $40,530,138
 Undistributed net investment income                                                                                      154,465
 Undistributed net realized gain                                                                                          373,904
 Net unrealized appreciation                                                                                            3,844,539
NET ASSETS AT JULY 31, 2004                                                                                           $44,903,046

Total authorized capital stock - 5,500,000 shares, $.001 par value
   (2,628,680 total shares outstanding)

                                                                                                                Net asset value
                                                                      Net assets     Shares outstanding           per share (1)

Class A                                                              $36,074,944              2,109,894                  $17.10
Class B                                                                3,231,201                189,907                   17.01
Class C                                                                3,832,413                225,523                   16.99
Class F                                                                  999,588                 58,525                   17.08
Class 529-A                                                              195,202                 11,426                   17.08
Class 529-B                                                               51,163                  3,001                   17.05
Class 529-C                                                               95,159                  5,579                   17.06
Class 529-E                                                               10,338                    606                   17.06
Class 529-F                                                                2,882                    169                   17.08
Class R-1                                                                  8,062                    473                   17.05
Class R-2                                                                138,826                  8,161                   17.01
Class R-3                                                                176,350                 10,331                   17.07
Class R-4                                                                 29,546                  1,729                   17.09
Class R-5                                                                 57,372                  3,356                   17.10
(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and
    529-A, for which the maximum offering prices per share were $18.14 and
    $18.12, respectively.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
for the year ended July 31, 2004                         (dollars in thousands)

INVESTMENT INCOME:
 Income:
  Dividends (net of non-U.S. withholding
            tax of $38,537; also includes
            $12,574 from affiliates)                                                        $1,051,741
  Interest (net of non-U.S. withholding
            tax of $42; also includes
            $728 from affiliates)                                                              778,546           $1,830,287

 Fees and expenses:
  Investment advisory services                                                                  97,491
  Distribution services                                                                        134,930
  Transfer agent services                                                                       23,036
  Administrative services                                                                        8,013
  Reports to shareholders                                                                        1,424
  Registration statement and prospectus                                                          1,985
  Postage, stationery and supplies                                                               2,770
  Directors' compensation                                                                          458
  Auditing and legal                                                                               199
  Custodian                                                                                      2,224
  State and local taxes                                                                              1
  Other                                                                                             99
  Total expenses before reimbursement                                                          272,630
   Reimbursement of expenses                                                                       287              272,343
 Net investment income                                                                                            1,557,944

NET REALIZED GAIN AND UNREALIZED
 APPRECIATION ON INVESTMENTS
 AND NON-U.S. CURRENCY:
 Net realized gain (loss) on:
  Investments (including $18 net loss from affiliates)                                         735,199
  Non-U.S. currency transactions                                                                (2,954)             732,245
 Net unrealized appreciation (depreciation) on:
  Investments                                                                                2,871,562
  Non-U.S. currency translations                                                                  (407)           2,871,155
   Net realized gain and
    unrealized appreciation
    on investments and non-U.S. currency                                                                          3,603,400
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                                                                                 $5,161,344



See Notes to Financial Statements





STATEMENT OF CHANGES IN NET ASSETS                       (dollars in thousands)

                                                                                                    Year ended July 31
                                                                                                    2004                 2003
OPERATIONS:
 Net investment income                                                                        $1,557,944           $1,197,537
 Net realized gain (loss) on investments and
  non-U.S. currency transactions                                                                 732,245             (318,304)
 Net unrealized appreciation
  on investments and non-U.S. currency translations                                            2,871,155            2,135,608
  Net increase in net assets
   resulting from operations                                                                   5,161,344            3,014,841

DIVIDENDS AND DISTRIBUTIONS PAID OR ACCRUED TO
 SHAREHOLDERS:
 Dividends from net investment income                                                         (1,635,840)          (1,188,421)
 Distributions from net realized gain
  on investments                                                                                       -              (33,634)
   Total dividends and distributions paid or accrued
    to shareholders                                                                           (1,635,840)          (1,222,055)

CAPITAL SHARE TRANSACTIONS                                                                    10,818,973            7,542,328

TOTAL INCREASE IN NET ASSETS                                                                  14,344,477            9,335,114

NET ASSETS:
 Beginning of year                                                                            30,558,569           21,223,455
 End of year (including undistributed net investment income:
  $154,465 and $202,562, respectively)                                                       $44,903,046          $30,558,569


See Notes to Financial Statements




NOTES TO FINANCIAL STATEMENTS



1.       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The Income Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks current income while secondarily striving for capital growth through investments in stocks and fixed-income securities.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
      Share class       Initial sales charge  Contingent deferred sales         Conversion feature
                                               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes A and 529-A       Up to 5.75%         None (except 1% for                   None
                                                certain redemptions
                                                 within one year of
                                                purchase without an
                                               initial sales charge)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes B and 529-B           None          Declines from 5% to zero   Classes B and 529-B convert to
                                               for redemptions within         classes A and 529-A,
                                               six years of purchase    respectively, after eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class C                 None         1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-C               None         1% for redemptions within                None
                                                one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-E               None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes F and 529-F           None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,          None                    None                          None
      R-4 and R-5
---------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

          SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith by authority of the fund's Board of Directors. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

          SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

          CLASS ALLOCATIONS -Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

          DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Effective September 15, 2003, the fund began declaring dividends to shareholders from net investment income daily and continues to pay such dividends quarterly. Distributions paid to shareholders from net realized gain on investments are recorded on the ex-dividend date.

          NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

          MORTGAGE DOLLAR ROLLS - The fund may enter into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction, therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income in the accompanying financial statements.

2.       NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid.

3. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; deferred expenses; cost of investments sold; paydowns on investments; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes. As of July 31, 2004, the cost of investment securities and cash denominated in non-U.S. currencies for federal income tax purposes was $41,155,201,000.

During the year ended July 31, 2004, the fund reclassified $29,902,000 from undistributed net realized gains to undistributed net investment income and $103,000 from undistributed net investment income to additional paid-in capital to align financial reporting with tax reporting.

As of July 31, 2004, the components of distributable earnings on a tax basis were as follows:

                                                                                               (dollars in thousands)
Undistributed net investment income and currency gains                                                       $299,139
Loss deferrals related to non-U.S. currency that were realized during the period November 1,                  (2,755)
2003 through July 31, 2004
Undistributed long-term capital gains                                                                         375,160
Gross unrealized appreciation on investment securities                                                      4,732,477
Gross unrealized depreciation on investment securities                                                      (889,362)
Net unrealized appreciation on investment securities                                                        3,843,115

Undistributed net investment income and currency gains above include currency losses of $1,615,000, that were realized during the period November 1, 2002 through July 31, 2003. At the beginning of the period, the fund had a capital loss carryforward of $119,093,000 expiring in 2011. Undistributed long-term capital gains above reflect the utilization of this capital loss carryforward to offset capital gains realized by the fund. Also included are capital losses of $201,315,000 that were realized during the period November 1, 2002 through July 31, 2003. During the year ended July 31, 2004, the fund realized, on a tax basis, a net capital gain of $695,568,000.

The tax character of distributions paid or accrued to shareholders was as follows (dollars in thousands):

                                                                      Year ended July 31, 2004
                                            Distributions from           Distributions from         Total distributions
                                               ordinary income            long-term capital       gains paid or accrued
Share class
Class A                                            $ 1,387,880                   -                          $ 1,387,880
Class B                                                 96,494                   -                               96,494
Class C                                                 99,411                   -                               99,411
Class F                                                 31,594                   -                               31,594
Class 529-A                                              6,046                   -                                6,046
Class 529-B                                              1,278                   -                                1,278
Class 529-C                                              2,318                   -                                2,318
Class 529-E                                                303                   -                                  303
Class 529-F                                                 72                   -                                   72
Class R-1                                                  166                   -                                  166
Class R-2                                                3,089                   -                                3,089
Class R-3                                                4,239                   -                                4,239
Class R-4                                                  738                   -                                  738
Class R-5                                                2,212                   -                                2,212
Total                                              $ 1,635,840                   -                          $ 1,635,840




                                                                     Year ended July 31, 2003
                                            Distributions from           Distributions from                       Total
                                               ordinary income      long-term capital gains          distributions paid
Share class
Class A                                            $ 1,068,009                     $ 30,128                 $ 1,098,137
Class B                                                 53,967                        1,620                      55,587
Class C                                                 44,868                        1,346                      46,214
Class F                                                 13,361                          340                      13,701
Class 529-A                                              2,652                           63                       2,715
Class 529-B                                                680                           18                         698
Class 529-C                                              1,025                           30                       1,055
Class 529-E                                                127                            3                         130
Class 529-F                                                 13                           -*                          13
Class R-1                                                   35                            1                          36
Class R-2                                                  809                           16                         825
Class R-3                                                  978                           18                         996
Class R-4                                                  336                           11                         347
Class R-5                                                1,561                           40                       1,601
Total                                              $ 1,188,421                     $ 33,634                 $ 1,222,055

* Amount less than one thousand.


4. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.250% on the first $500 million of daily net assets and decreasing to 0.129% on such assets in excess of $44 billion. The agreement also provides for monthly fees, accrued daily, of 2.25% of the fund's monthly gross income. For the year ended July 31, 2004, the investment advisory services fee was $97,491,000, which was equivalent to an annualized rate of 0.251% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

          DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the Board of Directors has approved expense amounts lower than plan limits. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

          For classes A and 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of July 31, 2004, there were no unreimbursed expenses subject to reimbursement for classes A or 529-A.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                     0.25%                         0.25%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes B and 529-B                                          1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes C, 529-C and R-1                                     1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes 529-E and R-3                                        0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes F, 529-F and R-4                                     0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

          TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

          ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the year ended July 31, 2004, CRMC voluntarily agreed to pay a portion of these fees for classes R-1, R-2 and R-3. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party. Administrative services fees are presented gross of any payments made by CRMC.

          Expenses under the agreements described above for the year ended July 31, 2004, were as follows (dollars in thousands):

         --------------------------------------------------------------------------------------------------------------
           Share class    Distribution    Transfer agent                     Administrative services
                            services         services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
                                                                  CRMC          Transfer agent      Commonwealth of
                                                             administrative        services             Virginia
                                                                services                             administrative
                                                                                                        services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class A         $73,497          $21,011        Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class B         27,311            2,025         Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class C         29,497          Included            $4,424              $543            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class F          1,912          Included            1,147                125            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-A         199           Included             220                 17                  $147
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-B         404           Included              61                 17                   40
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-C         715           Included             107                 22                   71
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-E         40            Included              12                  1                   2
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-F          5            Included              3                  -*                   8
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-1          50            Included              7                   7             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-2          690           Included             138                 528            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-3          566           Included             170                 116            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-4          44            Included              27                  3             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-5    Not applicable      Included              48                  2             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
              Total         $134,930          $23,036            $6,364             $1,381                $268
         --------------------------------------------------------------------------------------------------------------
         * Amount less than one thousand.

DEFERRED DIRECTORS' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' compensation in the accompanying financial statements includes $240,000 in current fees (either paid in cash or deferred) and a net increase of $218,000 in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

5. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

                                                                                                     Reinvestments of
Share class                                                   Sales(1)                         dividends and distributions
                                                         Amount         Shares                  Amount              Shares
Year ended July 31, 2004
Class A                                             $ 9,206,376        549,512             $ 1,103,176              66,213
Class B                                               1,101,061         66,441                  75,097               4,529
Class C                                               1,949,484        117,251                  74,955               4,517
Class F                                                 574,424         34,311                  22,212               1,330
Class 529-A                                              92,062          5,493                   5,362                 321
Class 529-B                                              20,391          1,222                   1,143                  68
Class 529-C                                              48,073          2,875                   2,065                 124
Class 529-E                                               4,740            283                     270                  16
Class 529-F                                               2,187            130                      62                   4
Class R-1                                                 6,192            371                     144                   9
Class R-2                                                94,869          5,672                   2,697                 162
Class R-3                                               144,994          8,700                   3,667                 219
Class R-4                                                23,901          1,420                     638                  38
Class R-5                                                18,243          1,090                   1,123                  67
Total net increase
   (decrease)                                      $ 13,286,997        794,771             $ 1,292,611              77,617

Year ended July 31, 2003
Class A                                             $ 6,571,144        450,244               $ 961,227              66,589
Class B                                               1,181,221         81,388                  48,083               3,329
Class C                                               1,234,072         84,783                  39,653               2,745
Class F                                                 348,617         23,837                  11,323                 780
Class 529-A                                              62,226          4,285                   2,714                 187
Class 529-B                                              19,159          1,322                     698                  48
Class 529-C                                              29,443          2,027                   1,055                  73
Class 529-E                                               3,845            265                     130                   9
Class 529-F                                                 726             50                      13                   1
Class R-1                                                 2,246            154                      35                   2
Class R-2                                                54,856          3,765                     825                  56
Class R-3                                                69,623          4,772                     996                  68
Class R-4                                                13,466            957                     347                  24
Class R-5                                                16,642          1,132                     725                  50
Total net increase
   (decrease)                                       $ 9,607,286        658,981             $ 1,067,824              73,961



Share class

Year ended July 31, 2004
Class A                                                     Repurchases(1)                             Net increase
Class B                                                  Amount         Shares                  Amount              Shares
Class C
Class F                                            $ (3,062,800)      (182,922)            $ 7,246,752             432,803
Class 529-A                                            (204,546)       (12,236)                971,612              58,734
Class 529-B                                            (281,356)       (16,825)              1,743,083             104,943
Class 529-C                                            (129,030)        (7,671)                467,606              27,970
Class 529-E                                              (6,789)          (402)                 90,635               5,412
Class 529-F                                              (1,439)           (85)                 20,095               1,205
Class R-1                                                (4,315)          (256)                 45,823               2,743
Class R-2                                                  (516)           (30)                  4,494                 269
Class R-3                                                  (258)           (15)                  1,991                 119
Class R-4                                                  (874)           (52)                  5,462                 328
Class R-5                                               (17,214)        (1,031)                 80,352               4,803
Total net increase                                      (37,073)        (2,254)                111,588               6,665
   (decrease)                                            (8,520)          (523)                 16,019                 935
                                                         (5,905)          (358)                 13,461                 799
Year ended July 31, 2003
Class A                                            $ (3,760,635)      (224,660)           $ 10,818,973             647,728
Class B
Class C
Class F                                            $ (2,760,616)      (191,744)            $ 4,771,755             325,089
Class 529-A                                            (129,263)        (9,017)              1,100,041              75,700
Class 529-B                                            (137,562)        (9,593)              1,136,163              77,935
Class 529-C                                             (70,421)        (4,829)                289,519              19,788
Class 529-E                                              (2,178)          (150)                 62,762               4,322
Class 529-F                                                (396)           (28)                 19,461               1,342
Class R-1                                                (1,486)          (101)                 29,012               1,999
Class R-2                                                   (97)            (7)                  3,878                 267
Class R-3                                                    (3)            (1)                    736                  50
Class R-4                                                  (341)           (23)                  1,940                 133
Class R-5                                                (7,638)          (525)                 48,043               3,296
Total net increase                                      (17,958)        (1,245)                 52,661               3,595
   (decrease)                                            (2,651)          (187)                 11,162                 794
                                                         (2,172)          (148)                 15,195               1,034

                                                   $ (3,132,782)      (217,598)            $ 7,542,328             515,344

(1) Includes exchanges between share classes of the fund.


6. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $18,642,155,000 and $9,875,757,000, respectively, during the year ended July 31, 2004.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended July 31, 2004, the custodian fee of $2,224,000 included $148,000 that was offset by this reduction, rather than paid in cash.



FINANCIAL HIGHLIGHTS (1)

                                                                                      Income (loss) from investment operations(2)
                                                                                                           Net
                                                                   Net asset                    gains (losses)
                                                                      value,             Net       on securities        Total from
                                                                   beginning      investment      (both realized        investment
                                                                   of period          income     and unrealized)        operations
CLASS A:
 Year ended 7/31/2004                                                 $15.44            $.70               $1.70             $2.40
 Year ended 7/31/2003                                                  14.49             .72                 .98              1.70
 Year ended 7/31/2002                                                  16.44             .74               (1.73)             (.99)
 Year ended 7/31/2001                                                  15.43             .83                1.46              2.29
 Year ended 7/31/2000                                                  17.51             .88               (1.28)             (.40)
CLASS B:
 Year ended 7/31/2004                                                  15.36             .56                1.69              2.25
 Year ended 7/31/2003                                                  14.42             .61                 .97              1.58
 Year ended 7/31/2002                                                  16.39             .61               (1.73)            (1.12)
 Year ended 7/31/2001                                                  15.39             .72                1.46              2.18
 Period from 3/15/2000 to 7/31/2000                                    14.93             .24                 .41               .65
CLASS C:
 Year ended 7/31/2004                                                  15.34             .55                1.69              2.24
 Year ended 7/31/2003                                                  14.41             .59                 .97              1.56
 Year ended 7/31/2002                                                  16.37             .59               (1.71)            (1.12)
 Period from 3/15/2001 to 7/31/2001                                    15.85             .21                 .48               .69
CLASS F:
 Year ended 7/31/2004                                                  15.42             .67                1.71              2.38
 Year ended 7/31/2003                                                  14.47             .71                 .97              1.68
 Year ended 7/31/2002                                                  16.44             .71               (1.73)            (1.02)
 Period from 3/15/2001 to 7/31/2001                                    15.89             .27                 .48               .75
CLASS 529-A:
 Year ended 7/31/2004                                                  15.42             .68                1.70              2.38
 Year ended 7/31/2003                                                  14.48             .71                 .97              1.68
 Period from 2/15/2002 to 7/31/2002                                    15.76             .31               (1.20)             (.89)
CLASS 529-B:
 Year ended 7/31/2004                                                  15.36             .53                1.70              2.23
 Year ended 7/31/2003                                                  14.46             .58                 .97              1.55
 Period from 2/19/2002 to 7/31/2002                                    15.63             .25               (1.06)             (.81)
CLASS 529-C:
 Year ended 7/31/2004                                                  15.39             .53                1.71              2.24
 Year ended 7/31/2003                                                  14.46             .58                 .97              1.55
 Period from 2/19/2002 to 7/31/2002                                    15.63             .25               (1.06)             (.81)
CLASS 529-E:
 Year ended 7/31/2004                                                  15.40             .62                1.70              2.32
 Year ended 7/31/2003                                                  14.47             .66                 .96              1.62
 Period from 2/25/2002 to 7/31/2002                                    15.81             .27               (1.23)             (.96)
CLASS 529-F:
 Year ended 7/31/2004                                                  15.42             .67                1.69              2.36
 Period from 9/17/2002 to 7/31/2003                                    14.11             .60                1.24              1.84
CLASS R-1:
 Year ended 7/31/2004                                                  15.39             .55                1.70              2.25
 Year ended 7/31/2003                                                  14.47             .60                 .96              1.56
 Period from 6/17/2002 to 7/31/2002                                    15.65             .06               (1.24)            (1.18)
CLASS R-2:
 Year ended 7/31/2004                                                  15.36             .55                1.69              2.24
 Year ended 7/31/2003                                                  14.48             .59                 .95              1.54
 Period from 5/31/2002 to 7/31/2002                                    16.26             .09               (1.69)            (1.60)
CLASS R-3:
 Year ended 7/31/2004                                                  15.41             .62                1.70              2.32
 Year ended 7/31/2003                                                  14.48             .65                 .98              1.63
 Period from 6/4/2002 to 7/31/2002                                     16.09             .09               (1.51)            (1.42)
CLASS R-4:
 Year ended 7/31/2004                                                  15.43             .68                1.70              2.38
 Year ended 7/31/2003                                                  14.49             .70                 .98              1.68
 Period from 6/27/2002 to 7/31/2002                                    15.25             .08                (.84)             (.76)
CLASS R-5:
 Year ended 7/31/2004                                                  15.44             .73                1.71              2.44
 Year ended 7/31/2003                                                  14.49             .75                 .98              1.73
 Period from 5/15/2002 to 7/31/2002                                    16.31             .15               (1.77)            (1.62)




                                                                           Dividends and distributions

                                                                    Dividends
                                                                    (from net   Distributions              Total         Net asset
                                                                   investment   (from capital      dividends and        value, end
                                                                      income)          gains)      distributions         of period
CLASS A:
 Year ended 7/31/2004                                                  $(.74)            $ -               $(.74)           $17.10
 Year ended 7/31/2003                                                   (.73)           (.02)               (.75)            15.44
 Year ended 7/31/2002                                                   (.80)           (.16)               (.96)            14.49
 Year ended 7/31/2001                                                   (.80)           (.48)              (1.28)            16.44
 Year ended 7/31/2000                                                   (.87)           (.81)              (1.68)            15.43
CLASS B:
 Year ended 7/31/2004                                                   (.60)              -                (.60)            17.01
 Year ended 7/31/2003                                                   (.62)           (.02)               (.64)            15.36
 Year ended 7/31/2002                                                   (.69)           (.16)               (.85)            14.42
 Year ended 7/31/2001                                                   (.70)           (.48)              (1.18)            16.39
 Period from 3/15/2000 to 7/31/2000                                     (.19)              -                (.19)            15.39
CLASS C:
 Year ended 7/31/2004                                                   (.59)              -                (.59)            16.99
 Year ended 7/31/2003                                                   (.61)           (.02)               (.63)            15.34
 Year ended 7/31/2002                                                   (.68)           (.16)               (.84)            14.41
 Period from 3/15/2001 to 7/31/2001                                     (.17)              -                (.17)            16.37
CLASS F:
 Year ended 7/31/2004                                                   (.72)              -                (.72)            17.08
 Year ended 7/31/2003                                                   (.71)           (.02)               (.73)            15.42
 Year ended 7/31/2002                                                   (.79)           (.16)               (.95)            14.47
 Period from 3/15/2001 to 7/31/2001                                     (.20)              -                (.20)            16.44
CLASS 529-A:
 Year ended 7/31/2004                                                   (.72)              -                (.72)            17.08
 Year ended 7/31/2003                                                   (.72)           (.02)               (.74)            15.42
 Period from 2/15/2002 to 7/31/2002                                     (.39)              -                (.39)            14.48
CLASS 529-B:
 Year ended 7/31/2004                                                   (.54)              -                (.54)            17.05
 Year ended 7/31/2003                                                   (.63)           (.02)               (.65)            15.36
 Period from 2/19/2002 to 7/31/2002                                     (.36)              -                (.36)            14.46
CLASS 529-C:
 Year ended 7/31/2004                                                   (.57)              -                (.57)            17.06
 Year ended 7/31/2003                                                   (.60)           (.02)               (.62)            15.39
 Period from 2/19/2002 to 7/31/2002                                     (.36)              -                (.36)            14.46
CLASS 529-E:
 Year ended 7/31/2004                                                   (.66)              -                (.66)            17.06
 Year ended 7/31/2003                                                   (.67)           (.02)               (.69)            15.40
 Period from 2/25/2002 to 7/31/2002                                     (.38)              -                (.38)            14.47
CLASS 529-F:
 Year ended 7/31/2004                                                   (.70)              -                (.70)            17.08
 Period from 9/17/2002 to 7/31/2003                                     (.51)           (.02)               (.53)            15.42
CLASS R-1:
 Year ended 7/31/2004                                                   (.59)            .00                (.59)            17.05
 Year ended 7/31/2003                                                   (.62)           (.02)               (.64)            15.39
 Period from 6/17/2002 to 7/31/2002                                        -               -                   -             14.47
CLASS R-2:
 Year ended 7/31/2004                                                   (.59)              -                (.59)            17.01
 Year ended 7/31/2003                                                   (.64)           (.02)               (.66)            15.36
 Period from 5/31/2002 to 7/31/2002                                     (.18)              -                (.18)            14.48
CLASS R-3:
 Year ended 7/31/2004                                                   (.66)              -                (.66)            17.07
 Year ended 7/31/2003                                                   (.68)           (.02)               (.70)            15.41
 Period from 6/4/2002 to 7/31/2002                                      (.19)              -                (.19)            14.48
CLASS R-4:
 Year ended 7/31/2004                                                   (.72)              -                (.72)            17.09
 Year ended 7/31/2003                                                   (.72)           (.02)               (.74)            15.43
 Period from 6/27/2002 to 7/31/2002                                        -               -                   -             14.49
CLASS R-5:
 Year ended 7/31/2004                                                   (.78)              -                (.78)            17.10
 Year ended 7/31/2003                                                   (.76)           (.02)               (.78)            15.44
 Period from 5/15/2002 to 7/31/2002                                     (.20)              -                (.20)            14.49




                                                                                     Ratio of         Ratio of
                                                                                  expenses to      expenses to          Ratio of
                                                                  Net assets,     average net      average net        net income
                                                        Total   end of period   assets before     assets after        to average
                                                   return (3)   (in millions)   reimbursement    reimbursement (4)    net assets
CLASS A:
 Year ended 7/31/2004                                  15.76%         $36,075            .57%            .57%              4.15%
 Year ended 7/31/2003                                  12.18           25,891            .61             .61               4.98
 Year ended 7/31/2002                                  (6.35)          19,585            .61             .61               4.66
 Year ended 7/31/2001                                  15.53           19,519            .62             .62               5.18
 Year ended 7/31/2000                                  (2.08)          18,102            .63             .63               5.52
CLASS B:
 Year ended 7/31/2004                                  14.84            3,231           1.35            1.35               3.37
 Year ended 7/31/2003                                  11.37            2,015           1.39            1.39               4.17
 Year ended 7/31/2002                                  (7.14)             800           1.37            1.37               3.88
 Year ended 7/31/2001                                  14.77              254           1.38            1.38               4.15
 Period from 3/15/2000 to 7/31/2000                     4.33               29            .52             .52               1.73
CLASS C:
 Year ended 7/31/2004                                  14.75            3,833           1.44            1.44               3.26
 Year ended 7/31/2003                                  11.23            1,850           1.48            1.48               4.07
 Year ended 7/31/2002                                  (7.17)             614           1.48            1.48               3.77
 Period from 3/15/2001 to 7/31/2001                     4.35               89            .62             .62               1.28
CLASS F:
 Year ended 7/31/2004                                  15.65            1,000            .69             .69               4.02
 Year ended 7/31/2003                                  12.11              471            .72             .72               4.83
 Year ended 7/31/2002                                  (6.56)             156            .73             .73               4.52
 Period from 3/15/2001 to 7/31/2001                     4.71               22            .31             .31               1.58
CLASS 529-A:
 Year ended 7/31/2004                                  15.61              195            .67             .67               4.06
 Year ended 7/31/2003                                  12.10               93            .68             .68               4.87
 Period from 2/15/2002 to 7/31/2002                    (5.83)              24            .37             .37               2.02
CLASS 529-B:
 Year ended 7/31/2004                                  14.67               51           1.57            1.57               3.16
 Year ended 7/31/2003                                  11.10               28           1.60            1.60               3.95
 Period from 2/19/2002 to 7/31/2002                    (5.40)               7            .71             .71               1.62
CLASS 529-C:
 Year ended 7/31/2004                                  14.69               95           1.56            1.56               3.17
 Year ended 7/31/2003                                  11.10               44           1.59            1.59               3.96
 Period from 2/19/2002 to 7/31/2002                    (5.40)              12            .70             .70               1.63
CLASS 529-E:
 Year ended 7/31/2004                                  15.24               10           1.04            1.04               3.69
 Year ended 7/31/2003                                  11.66                5           1.06            1.06               4.48
 Period from 2/25/2002 to 7/31/2002                    (6.24)               1            .45             .45               1.79
CLASS 529-F:
 Year ended 7/31/2004                                  15.53                3            .79             .79               3.95
 Period from 9/17/2002 to 7/31/2003                    13.38                1            .81 (5)         .81 (5)           4.68 (5)
CLASS R-1:
 Year ended 7/31/2004                                    .15                8            .02             .01                .03
 Year ended 7/31/2003                                  11.19                2           1.92            1.50               4.02
 Period from 6/17/2002 to 7/31/2002                    (7.54)               - (6)        .32             .18                .42
CLASS R-2:
 Year ended 7/31/2004                                  14.75              139           1.75            1.44               3.30
 Year ended 7/31/2003                                  11.12               52           1.81            1.46               4.02
 Period from 5/31/2002 to 7/31/2002                    (9.95)               1            .29             .24                .66
CLASS R-3:
 Year ended 7/31/2004                                  15.25              176           1.02            1.02               3.70
 Year ended 7/31/2003                                  11.68               56           1.12            1.08               4.42
 Period from 6/4/2002 to 7/31/2002                     (8.90)               1            .19             .17                .61
CLASS R-4:
 Year ended 7/31/2004                                  15.64               30            .69             .69               4.05
 Year ended 7/31/2003                                  12.07               12            .72             .72               4.81
 Period from 6/27/2002 to 7/31/2002                    (4.98)               - (6)       5.11             .03                .52
CLASS R-5:
 Year ended 7/31/2004                                  16.01               57            .37             .37               4.35
 Year ended 7/31/2003                                  12.43               39            .40             .40               5.17
 Period from 5/15/2002 to 7/31/2002                    (9.99)              22            .09             .09                .97



                                                                         Year ended July 31
                                                             2004      2003      2002       2001      2000

Portfolio turnover rate for all classes of shares             27%      28%        36%       44%        35%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain reimbursements and payments from CRMC. During the start-up period for the retirement plan share classes (except Class R-5), CRMC voluntarily agreed to pay a portion of the fees related to transfer agent services.
(5) Annualized.
(6) Amount less than 1 million.


See Notes to Financial Statements



REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of The Income Fund of America, Inc.:


We have audited the accompanying statement of assets and liabilities of The Income Fund of America, Inc. (the "Fund"), including the investment portfolio, as of July 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Income Fund of America, Inc. as of July 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Los Angeles, California
September 14, 2004



TAX INFORMATION (unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The information below is provided for the fund's fiscal year ending July 31, 2004.

Individual shareholders are eligible for reduced tax rates on qualified dividend income. For purposes of computing the dividends eligible for reduced tax rates, $981,895,000 of the dividends paid by the fund from ordinary income earned during the fiscal year are considered qualified dividend income. In addition, all of the dividends paid by the fund from ordinary income earned during the prior fiscal year are considered qualified dividend income.

Corporate shareholders may exclude up to 70% of qualifying dividends. For purposes of computing this exclusion, $614,569,000 of the dividends paid by the fund from ordinary income earned during the fiscal year represent qualifying dividends.

Certain states may exempt from income taxation that portion of dividends paid by the fund from ordinary income that was derived from direct U.S. government obligations. For purposes of computing this exclusion, $34,964,000 of the dividends paid by the fund from ordinary income earned during the fiscal year were derived from interest on direct U.S. government obligations.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

Since the information above is reported for the fund's fiscal year and not the calendar year, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in January 2005 to determine the calendar year amounts to be included on their 2004 tax returns. Shareholders should consult their tax advisers.



EXPENSE EXAMPLE  (unaudited)

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2004 through July 31, 2004).

ACTUAL EXPENSES:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica Accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.50% to 3.00% of assets annually depending on services offered. You may use the information in the table below to estimate the impact of these fees by adding the amount of the fees to the number in the first line for your share class under the heading entitled "Expenses paid during period," and subtracting the amount of the fees from the number in that first line under the heading entitled "Ending account value."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5.00% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain shareholders, such as Individual Retirement Accounts and CollegeAmerica Accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.50% to 3.00% of assets annually depending on services offered. You may use the information in the table on the next page to estimate the impact of these fees by adding the amount of the fees to the number in the second line for your share class under the heading entitled "Expenses paid during period," and subtracting the amount of the fees from the number in that second line under the heading entitled "Ending account value."

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                Beginning Account     Ending Account       Expenses Paid      Annualized*
                                                   Value 2/1/2004    Value 7/31/2004    during period(1)    Expense Ratio

Class A -- actual return                         $      1,000.00        $   1,008.07        $      2.85              .57%
Class A -- assumed 5% return                            1,000.00            1,022.03               2.87              .57
Class B -- actual return                                1,000.00            1,003.67               6.73             1.35
Class B -- assumed 5% return                            1,000.00            1,018.15               6.77             1.35
Class C -- actual return                                1,000.00            1,003.18               7.17             1.44
Class C -- assumed 5% return                            1,000.00            1,017.70               7.22             1.44
Class F -- actual return                                1,000.00            1,006.92               3.39              .68
Class F -- assumed 5% return                            1,000.00            1,021.48               3.42              .68
Class 529-A -- actual return                            1,000.00            1,006.95               3.39              .68
Class 529-A -- assumed 5% return                        1,000.00            1,021.48               3.42              .68
Class 529-B -- actual return                            1,000.00            1,002.59               7.82             1.57
Class 529-B -- assumed 5% return                        1,000.00            1,017.06               7.87             1.57
Class 529-C -- actual return                            1,000.00            1,003.20               7.77             1.56
Class 529-C -- assumed 5% return                        1,000.00            1,017.11               7.82             1.56
Class 529-E -- actual return                            1,000.00            1,005.20               5.19             1.04
Class 529-E -- assumed 5% return                        1,000.00            1,019.69               5.22             1.04
Class 529-F -- actual return                            1,000.00            1,006.41               3.94              .79
Class 529-F -- assumed 5% return                        1,000.00            1,020.93               3.97              .79
Class R-1 -- actual return                              1,000.00            1,003.04               7.37             1.48
Class R-1 -- assumed 5% return                          1,000.00            1,017.50               7.42             1.48
Class R-2 -- actual return                              1,000.00            1,003.24               7.17             1.44
Class R-2 -- assumed 5% return                          1,000.00            1,017.70               7.22             1.44
Class R-3 -- actual return                              1,000.00            1,005.32               4.99             1.00
Class R-3 -- assumed 5% return                          1,000.00            1,019.89               5.02             1.00
Class R-4 -- actual return                              1,000.00            1,007.50               3.44              .69
Class R-4 -- assumed 5% return                          1,000.00            1,021.43               3.47              .69
Class R-5 -- actual return                              1,000.00            1,009.08               1.85              .37
Class R-5 -- assumed 5% return                          1,000.00            1,023.02               1.86              .37

(1) Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (182), and divided by 366 (to reflect the one-half year period).